          As filed with the Securities and Exchange Commission on April 10, 2006


                                            REGISTRATION STATEMENT NO. 333-40193
                                                                       811-08477

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 13


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 13


                                   ----------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  -------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116


                     (Name and Address of Agent for Service)

                                   -----------

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                         MARQUIS PORTFOLIOS SM PROSPECTUS:
            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES



This Prospectus describes MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



Your premium ("Purchase Payments") accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES+
   Legg Mason Partners Variable Dividend Strategy Portfolio+ LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.- CLASS I+
   Legg Mason Partners Variable High Yield Bond Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Fundamental Value Portfolio+ LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Aggressive Growth Portfolio+ Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio - All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio - Large Cap Growth and Value+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Value Equity Portfolio - Class B
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Growth Opportunities Portfolio - Class B
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Research International Portfolio - Class B
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class B
   PIMCO Inflation Protected Bond Portfolio - Class B
   PIMCO Total Return Portfolio - Class B
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Van Kampen Comstock Portfolio - Class B
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio - Class E+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Western Asset Management U.S. Government Portfolio - Class A+ VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
   Emerging Growth Portfolio



(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                             PROSPECTUS MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.............................................................................................     3
Summary..............................................................................................     4
Fee Table............................................................................................     7
Condensed Financial Information......................................................................    13
The Annuity Contract.................................................................................    13
    Contract Owner Inquiries.........................................................................    14
    Purchase Payments................................................................................    14
    Accumulation Units...............................................................................    15
    The Variable Funding Options.....................................................................    15
Charges and Deductions...............................................................................    21
    General..........................................................................................    21
    Transfer Charge..................................................................................    22
    Administrative Charges...........................................................................    22
    Mortality and Expense Risk Charge................................................................    22
    Enhanced Stepped-Up Provision Charge.............................................................    22
    Guaranteed Minimum Withdrawal Benefit Charge.....................................................    22
    Variable Funding Option Expenses.................................................................    22
    Premium Tax......................................................................................    22
    Changes in Taxes Based upon Premium or Value.....................................................    23
Transfers............................................................................................    23
Market Timing/Excessive Trading......................................................................    25
Asset Allocation Program.............................................................................    26
Access to Your Money.................................................................................    28
    Systematic Withdrawals...........................................................................    28
 Ownership Provisions................................................................................    28
    Types of Ownership...............................................................................    28
    Contract Owner...................................................................................    28
    Beneficiary......................................................................................    29
    Annuitant........................................................................................    29
 Death Benefit.......................................................................................    29
    Death Proceeds before the Maturity Date..........................................................    29
    Enhanced Stepped-Up Provision....................................................................    30
    Payment of Proceeds..............................................................................    31
    Spousal Contract Continuance.....................................................................    33
    Beneficiary Contract Continuance.................................................................    34
    Death Proceeds after the Maturity Date...........................................................    34
Living Benefits......................................................................................    34
    Guaranteed Minimum Withdrawal Benefit............................................................    34
The Annuity Period...................................................................................    40
    Maturity Date....................................................................................    40
    Allocation of Annuity............................................................................
    Variable Annuity.................................................................................
    Fixed Annuity....................................................................................    39
Payment Options......................................................................................    41
    Election of Options..............................................................................    41
    Annuity Options..................................................................................    42
    Variable Liquidity Benefit.......................................................................    42
Miscellaneous Contract Provisions....................................................................    43
    Right to Return..................................................................................    43
    Termination......................................................................................    43
    Required Reports.................................................................................    43
    Suspension of Payments...........................................................................    43
The Separate Accounts................................................................................    43
    Performance Information..........................................................................    44
Federal Tax Considerations...........................................................................    44
    General Taxation of Annuities....................................................................    45
    Types of Contracts: Qualified and Non-qualified..................................................    45
    Qualified Annuity Contracts......................................................................    45
       Taxation of Qualified Annuity Contracts.......................................................    45
       Mandatory Distributions for Qualified Plans...................................................    46
    Non-qualified Annuity Contracts..................................................................    46
       Diversification Requirements for Variable Annuities...........................................    47
       Ownership of the Investments..................................................................    48
       Taxation of Death Benefit Proceeds............................................................    48
    Other Tax Considerations.........................................................................    48
       Treatment of Charges for Optional Benefits....................................................    48
       Puerto Rico Tax Considerations................................................................    48
       Non-Resident Aliens...........................................................................    49
Other Information....................................................................................    49
    The Insurance Companies..........................................................................    49
    Financial Statements.............................................................................    49
    Distribution of Variable Annuity Contracts.......................................................    49
    Conformity with State and Federal Laws...........................................................    50
    Voting Rights....................................................................................    50
    Restrictions on Financial Transactions...........................................................    51
    Legal Proceedings................................................................................    51
Appendix A: Condensed Financial Information for MetLife Insurance Company of Connecticut:
       Separate Account TM...........................................................................   A-1
Appendix B: Condensed Financial Information for MetLife Life and Annuity Company of Connecticut:
       Separate Account TM II........................................................................   B-1
Appendix C: Contents of the Statement of Additional Information......................................   C-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                               MARQUIS PORTFOLIOS



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account TM for Variable Annuities ("Separate Account TM"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. Under the annuity options, you receive variable income payments, and the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives
(1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the Prospectus for more details.)



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE........................................     $10(1)
(assessed on transfers that exceed 12 per year)


CONTRACT ADMINISTRATIVE CHARGE


Annual Contract Administrative Charge...................    $40(2)



ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)



We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:



                                                                          STANDARD DEATH BENEFIT      ENHANCED DEATH BENEFIT
                                                                          ----------------------      ----------------------
Mortality and Expense Risk Charge.....................................            1.55%(3)                    1.70%(3)
Administrative Expense Charge.........................................            0.15%                       0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
   SELECTED...........................................................            1.70%                       1.85%
Optional E.S.P. Charge................................................            0.25%                       0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......            1.95%                       2.10%
Optional GMWB I Charge (maximum upon reset)...........................            1.00%(4)                    1.00%(4)
Optional GMWB II Charge (maximum upon reset)..........................            1.00%(4)                    1.00%(4)
Optional GMWB III Charge..............................................            0.25%                       0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.......            2.70%                       2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED......            2.70%                       2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.....            1.95%                       2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
   SELECTED...........................................................            2.95%                       3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
   SELECTED...........................................................            2.95%                       3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
   SELECTED...........................................................            2.20%                       2.35%


--------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.


(3)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES






                                                                                                   MINIMUM           MAXIMUM
                                                                                                   -------           -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                                0.47%             4.54%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                 DISTRIBUTION                           CONTRACTUAL
                                                    AND/OR                   TOTAL      FEE WAIVER     NET TOTAL
                                                 SERVICE(12B-                ANNUAL       AND/OR         ANNUAL
                                    MANAGEMENT        1)          OTHER    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND:                       FEE           FEES       EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES**
----------------------------------  ----------   ------------   --------   ---------   -------------   ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -
     Series I+                         0.60%           --         0.27%      0.87%           --          0.87%(1)
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth
     Fund - Class 2*                   0.58%         0.25%        0.04%      0.87%           --          0.87%
   American Funds Growth Fund -
     Class 2*                          0.33%         0.25%        0.02%      0.60%           --          0.60%
   American Funds Growth-Income
     Fund - Class 2*                   0.28%         0.25%        0.01%      0.54%           --          0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
     Markets Portfolio+                1.25%           --         0.44%      1.69%           --          1.69%
DELAWARE VIP TRUST
   Delaware VIP REIT Series -
     Standard Class+                   0.73%           --         0.12%      0.85%           --          0.85%
   Delaware VIP Small Cap Value
     Series - Standard Class+          0.73%           --         0.12%      0.85%           --          0.85%
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund - Appreciation
     Portfolio - Initial Shares+       0.75%           --         0.05%      0.80%           --          0.80%
   Dreyfus Variable Investment
     Fund - Developing Leaders
     Portfolio - Initial Shares+       0.75%           --         0.06%      0.81%           --          0.81%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small-Mid Cap
     Growth Securities Fund -
     Class 2*+                         0.48%         0.25%        0.28%      1.01%         0.02%         0.99%(2)(3)
   Templeton Developing Markets
     Securities Fund - Class 2*        1.24%         0.25%        0.29%      1.78%           --          1.78%
   Templeton Foreign Securities
     Fund - Class 2*                   0.65%         0.25%        0.17%      1.07%         0.05%         1.02%(3)
JANUS ASPEN SERIES
   International Growth
     Portfolio - Service Shares*+      0.64%         0.25%        0.06%      0.95%           --          0.95%
   Mid Cap Growth Portfolio -
     Service Shares*+                  0.64%         0.25%        0.03%      0.92%           --          0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*                        0.75%         0.25%        0.22%      1.22%           --          1.22%
LEGG MASON PARTNERS INVESTMENT
   SERIES
   Legg Mason Partners Variable
     Dividend Strategy Portfolio++     0.65%           --         0.21%      0.86%           --          0.86%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable
     All Cap Portfolio - Class I+      0.75%           --         0.07%      0.82%           --          0.82%
   Legg Mason Partners Variable
     High Yield Bond Portfolio
     - Class I                         0.80%           --         0.30%      1.10%           --          1.10%
   Legg Mason Partners Variable
     Investors Portfolio - Class
     I                                 0.65%           --         0.06%      0.71%           --          0.71%
   Legg Mason Partners Variable
     Small Cap Growth Portfolio
     - Class I                         0.75%           --         0.22%      0.97%           --          0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
     Appreciation Portfolio            0.70%           --         0.02%      0.72%           --          0.72%
   Legg Mason Partners Variable
     Fundamental Value Portfolio       0.75%           --         0.03%      0.78%           --          0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio*+++                     0.55%         0.25%        0.28%      1.08%           --          1.08%(4)
   Legg Mason Partners Variable
     Aggressive Growth Portfolio++     0.75%           --         0.02%      0.77%           --          0.77%(4)
   Legg Mason Partners Variable
     High Income Portfolio+++          0.60%           --         0.06%      0.66%           --          0.66%
   Legg Mason Partners Variable
     Large Cap Growth Portfolio++      0.75%           --         0.04%      0.79%           --          0.79%(4)
   Legg Mason Partners Variable
     Mid Cap Core Portfolio+++         0.75%           --         0.07%      0.82%           --          0.82%
   Legg Mason Partners Variable
     Money Market Portfolio++          0.45%           --         0.02%      0.47%           --          0.47%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable
     Multiple Discipline
     Portfolio - All Cap Growth
     and Value*                        0.75%         0.25%        0.06%      1.06%           --          1.06%
   Legg Mason Partners Variable
     Multiple Discipline
     Portfolio - Global All Cap
     Growth and Value*+                0.75%         0.25%        0.15%      1.15%           --          1.15%

   Legg Mason Partners Variable
     Multiple Discipline
     Portfolio - Large Cap
     Growth and Value*                 0.75%         0.25%        0.24%       1.24%          --          1.24%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable
     Small Cap Growth
     Opportunities Portfolio+          0.75%           --         0.30%       1.05%          --          1.05%
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock
     Portfolio - Class A+              0.70%           --         0.10%       0.80%          --          0.80%(5)
   Dreman Small-Cap Value
     Portfolio - Class A               0.83%           --         3.64%       4.47%        3.37%         1.10%(5)
   Federated High Yield
     Portfolio - Class A               0.60%           --         0.21%       0.81%          --          0.81%(5)
   Harris Oakmark International
     Portfolio - Class A+              0.82%           --         0.13%       0.95%          --          0.95%
   Janus Capital Appreciation
     Portfolio - Class A               0.65%           --         0.09%       0.74%          --          0.74%(5)
   Legg Mason Value Equity
     Portfolio - Class B*              0.70%         0.25%        3.59%       4.54%        3.49%         1.05%(5)
   Lord Abbett Growth and
     Income Portfolio - Class B*       0.50%         0.25%        0.04%       0.79%          --          0.79%(5)
   Lord Abbett Growth
     Opportunities Portfolio -
     Class B*                          0.70%         0.25%        0.29%       1.24%        0.05%         1.19%(5)(6)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*              0.68%         0.25%        0.08%       1.01%          --          1.01%
   Mercury Large-Cap Core
     Portfolio - Class A               0.78%           --         0.12%       0.90%          --          0.90%(5)
   Met/AIM Capital Appreciation
     Portfolio - Class A               0.76%           --         0.05%       0.81%          --          0.81%(5)
   Met/AIM Small Cap Growth
     Portfolio - Class A               0.90%           --         0.10%       1.00%          --          1.00%(5)
   MFS(R) Research International
     Portfolio - Class B*              0.74%         0.25%        0.23%       1.22%          --          1.22%(5)
   MFS(R) Value Portfolio - Class A    0.73%           --         0.24%       0.97%          --          0.97%(5)
   Neuberger Berman Real Estate
     Portfolio - Class B*              0.67%         0.25%        0.03%       0.95%          --          0.95%
   PIMCO Inflation Protected
     Bond Portfolio - Class B*         0.50%         0.25%        0.05%       0.80%          --          0.80%
   PIMCO Total Return Portfolio
     - Class B*                        0.50%         0.25%        0.07%       0.82%          --          0.82%(7)
   Pioneer Fund Portfolio -
     Class A                           0.75%           --         0.28%       1.03%        0.03%         1.00%(5)
   Pioneer Mid-Cap Value
     Portfolio - Class A               0.75%           --         2.84%       3.59%        2.59%         1.00%(5)
   Van Kampen Comstock
     Portfolio - Class B*              0.63%         0.25%        0.05%       0.93%          --          0.93%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
     Portfolio - Class D*+             0.73%         0.10%        0.06%       0.89%          --          0.89%
   BlackRock Bond Income
     Portfolio - Class E*              0.40%         0.15%        0.07%       0.62%          --          0.62%(8)
   FI Large Cap Portfolio -
     Class A                           0.80%           --         0.06%       0.86%          --          0.86%(9)
   FI Value Leaders Portfolio -
     Class D*                          0.66%         0.10%        0.07%       0.83%          --          0.83%
   MFS(R) Total Return Portfolio -
     Class F*                          0.57%         0.20%        0.16%       0.93%          --          0.93%(10)
   T. Rowe Price Large Cap
     Growth Portfolio - Class B*+      0.60%         0.25%        0.12%       0.97%          --          0.97%(11)
   Western Asset Management
     U.S. Government Portfolio
     - Class A                         0.54%           --         0.07%       0.61%          --          0.61%

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
     Administrative Class+             0.25%           --         0.41%       0.66%          --          0.66%(12)
   Total Return Portfolio -
     Administrative Class+             0.25%           --         0.40%       0.65%          --          0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund - Class IB*+                 0.70%         0.25%        0.47%       1.42%          --          1.42%
   Putnam VT International
     Equity Fund - Class IB*+          0.75%         0.25%        0.18%       1.18%          --          1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*+                 0.76%         0.25%        0.08%       1.09%          --          1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio
     Class II*                         0.70%         0.25%        0.07%       1.02%          --          1.02%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Mid Cap Portfolio -
     Service Class 2*+                 0.57%         0.25%        0.12%       0.94%          --          0.94%
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage VT
     Small/MidCap Value Fund*+         0.75%         0.25%        0.40%       1.40%        0.26%         1.14%(13)


--------------




* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).


** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.


NOTES





(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Legg Mason Value Equity Portfolio, 1.15% for the Lord Abbett Growth Opportunities Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.25% for the MFS(R) Research International Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio and 0.05% for the MFS(R) Research International Portfolio. Table expenses for the Legg Mason Value Equity Portfolio and Van Kampen Comstock Portfolio are annualized based on the months the Portfolio was in operation in 2005 (commencement of operation for the Legg Mason Value Equity Portfolio was November 1, 2005 and May 1, 2005 for the Van Kampen Comstock Portfolio). Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio and Pioneer Mid-Cap Value Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(6) Due to brokerage commission recaptures not shown in the table, actual expenses of the portfolio were 1.15%.



(7) Met Investors Advisory and Met Investors Series Trust have previously entered into an Expense Limitation Agreement that has since expired. However, pursuant to that agreement, under certain circumstances, any fees waived or expenses reimbursed in previous years by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than previous expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.01%.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.




(10) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(13) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the VT Small/Mid Cap Value Funds (formerly the Multi Cap Value Fund) are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                          IF CONTRACT IS SURRENDERED AT THE END OF      IF CONTRACT IS NOT SURRENDERED OR
                                                         PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ----------------------------------------   ---------------------------------------
FUNDING                                                                       10
OPTION                                    1 YEAR     3 YEARS     5 YEARS     YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
------                                    ------     -------     -------     -----   ------    -------    -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..............      762        2231        3629      6829      762       2231       3629       6829
Underlying Fund with Minimum Total
Annual Operating Expenses..............      364        1102        1855      3803      364       1102       1855       3803


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Marquis Portfolios is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. The maximum age may be lower if you purchase your Contact through certain broker dealers. You should discuss this with your financial adviser.



                                                   MAXIMUM AGE BASED ON THE OLDER OF THE
DEATH BENEFIT/OPTIONAL                             OWNER AND ANNUITANT ON THE CONTRACT/RIDER
FEATURE                                            DATE
----------------------                             -----------------------------------------
Standard Death Benefit                                               Age 80

Enhanced Death Benefit                                               Age 79

Enhanced Stepped-Up Provision (E.S.P.)                               Age 75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each variable funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each variable funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance

Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The Variable Funding Options are listed below, along with their investment advisers and any subadviser. The Contract includes Variable Funding Options that are closed to new investors, as indicated. If you are currently invested in these closed Variable Funding Options, and you elect an asset allocation model (see "Asset

Allocation Program") that does not include the closed Variable Funding Options, you will forfeit your ability to invest in those closed Variable Funding Options which will no longer be available as Variable Funding Options under your Contract.



FUNDING                                               INVESTMENT                                     INVESTMENT
OPTION                                                 OBJECTIVE                                 ADVISER/SUBADVISER
--------------------------------------     ---------------------------------     --------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series      The Fund's investment objective       A I M Advisors, Inc.
     I+                                    is growth of capital.
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund       Seeks capital appreciation            Capital Research and Management Company
     - Class 2                             through stocks.
   American Funds Growth Fund - Class      Seeks capital appreciation            Capital Research and Management Company
     2                                     through stocks.
   American Funds Growth-Income Fund       Seeks both capital appreciation       Capital Research and Management Company
     - Class 2                             and income.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long-term growth of             Credit Suisse Asset Management, LLC
     Market Portfolio+                     capital.                              Subadviser: Credit Suisse Asset Management
                                                                                 Limited (U.K.), (Australia)
DELAWARE VIP TRUST
   Delaware VIP REIT Series -              Seeks maximum long-term total         Delaware Management Company
     Standard Class+*                      return, with capital
                                           appreciation as a secondary
                                           objective.
   Delaware VIP Small Cap Value            Seeks capital appreciation.           Delaware Management Company
     Series - Standard Class+
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund -      Seeks long-term capital growth        The Dreyfus Corporation
     Appreciation Portfolio - Initial      consistent with the preservation      Subadviser: Fayez Sarofim & Co.
     Shares+                               of capital, with growth of
                                           current income as a secondary
                                           objective.
   Dreyfus Variable Investment Fund -      Seeks capital growth.                 The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares+
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.       Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets            Seeks long-term capital               Templeton Asset Management Ltd.
     Securities Fund - Class 2             appreciation.
   Templeton Foreign Securities Fund       Seeks long-term capital growth.       Templeton Investment Counsel, LLC
     - Class 2                                                                   Subadviser: Franklin Templeton Investment
                                                                                 Management Limited
JANUS ASPEN SERIES
   International Growth Portfolio -        Seeks long-term growth of             Janus Capital Management LLC
     Service Shares+                       capital.
   Mid Cap Growth Portfolio - Service      Seeks long-term growth of             Janus Capital Management LLC
     Shares+                               capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital               Lazard Asset Management LLC
     Portfolio                             appreciation.
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable            Seeks capital appreciation,           Smith Barney Fund Management LLC
     Dividend Strategy Portfolio           principally through investments
                                           in dividend-paying stocks.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation            Salomon Brothers Asset Management Inc
     Cap Portfolio - Class I+*             through investments.

   Legg Mason Partners Variable High       Seeks total return, consistent        Salomon Brothers Asset Management Inc
     Yield Bond Portfolio                  with the preservation of capital.
   Legg Mason Partners Variable            Seeks long-term growth of             Salomon Brothers Asset Management Inc
     Investors Portfolio                   capital, with growth of current
                                           income as a secondary objective.
   Legg Mason Partners Variable Small      Seeks long term growth of             Salomon Brothers Asset Management Inc
     Cap Growth Portfolio                  capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks long-term appreciation of       Smith Barney Fund Management LLC
     Appreciation Portfolio                capital.
   Legg Mason Partners Variable            Seeks long-term capital growth.       Smith Barney Fund Management LLC
     Fundamental Value Portfolio           Current income is a secondary
                                           consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable            Seeks to provide high current         Smith Barney Fund Management LLC
     Adjustable Rate Income                income and to limit the degree
     Portfolio+*                           of fluctuation of its net asset
                                           value resulting from movements
                                           in interest rates.
   Legg Mason Partners Variable            Seeks long-term capital               Smith Barney Fund Management LLC
     Aggressive Growth Portfolio           appreciation.
   Legg Mason Partners Variable High       Seeks high current income,            Smith Barney Fund Management LLC
     Income Portfolio+*                    Secondarily, seeks capital
                                           appreciation.
   Legg Mason Partners Variable Large      Seeks long term growth of             Smith Barney Fund Management LLC
     Cap Growth Portfolio                  capital.
   Legg Mason Partners Variable Mid        Seeks long-term growth of             Smith Barney Fund Management LLC
     Cap Core Portfolio+*                  capital.
   Legg Mason Partners Variable Money      Seeks to maximize current income      Smith Barney Fund Management LLC
     Market Portfolio                      consistent with preservation of
                                           capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable            Seeks long-term growth of             Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -       capital.
     All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of             Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -       capital.
     Global All Cap Growth and Value+*
   Legg Mason Partners Variable            Seeks long-term growth of             Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -       capital.
     Large Cap Growth and Value
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small      Seeks long term capital growth.       Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio+*
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock              Seeks growth of capital.              Met Investors Advisory, LLC
     Portfolio - Class A+*                                                       Subadviser: Batterymarch Financial Management,
                                                                                 Inc.
   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.           Met Investors Advisory, LLC
     Class A                                                                     Subadviser: Dreman Value Management L.L.C.
   Federated High Yield Portfolio -        Seeks high current income.            Met Investors Advisory, LLC
     Class A                                                                     Subadviser: Federated Investment Management
                                                                                 Company
   Harris Oakmark International            Seeks long-term capital               Met Investors Advisory, LLC
     Portfolio - Class A+*                 appreciation.                         Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.           Met Investors Advisory, LLC
     Portfolio - Class A                                                         Subadviser: Janus Capital Management LLC
   Legg Mason Value Equity Portfolio       Seeks long-term growth of             Met Investors Advisory, LLC
     - Class A                             capital.                              Subadviser: Legg Mason Capital Management, Inc.

   Lord Abbett Growth and Income           Seeks growth of capital and           Met Investors Advisory, LLC
     Portfolio - Class B                   current income without excessive      Subadviser: Lord, Abbett & Co. LLC
                                           fluctuations in the market value.
   Lord Abbett Growth Opportunities        Seeks capital appreciation.           Met Investors Advisory, LLC
     Portfolio - Class B                                                         Subadviser: Lord, Abbett & Co. LLC
   Lord Abbett Mid-Cap Value               Seeks capital appreciation            Met Investors Advisory, LLC
     Portfolio - Class B                   through investments primarily in      Subadviser: Lord, Abbett & Co. LLC
                                           equity securities which are
                                           believed to be undervalued in
                                           the marketplace.
   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.       Met Investors Advisory, LLC
     Class A                                                                     Subadviser: Merrill Lynch Investment Managers,
                                                                                 L.P.
   Met/AIM Capital Appreciation            Seeks capital appreciation.           Met Investors Advisory, LLC
     Portfolio - Class A                                                         Subadviser:  AIM Capital Management, Inc.
   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of             Met Investors Advisory, LLC
     - Class A                             capital.                              Subadviser:  AIM Capital Management, Inc.
   MFS(R) Research International           Seeks capital appreciation.           Met Investors Advisory, LLC
     Portfolio - Class B                                                         Subadviser: Massachusetts Financial Services
                                                                                 Company
   MFS(R) Value Portfolio - Class A        Seeks capital appreciation and        Met Investors Advisory, LLC
                                           reasonable income.                    Subadviser:  Massachusetts Financial Services
                                                                                 Company
   Neuberger Berman Real Estate            Seeks to provide total return         Met Investors Advisory, LLC
     Portfolio - Class A                   through investment in real            Subadviser: Neuberger Berman Management, Inc.
                                           estate securities, emphasizing
                                           both capital appreciation and
                                           current income
   PIMCO Inflation Protected Bond          Seeks to provide maximum real         Met Investors Advisory, LLC
     Portfolio - Class B                   return, consistent with               Subadviser: Pacific Investment Management Company
                                           preservation of capital and           LLC
                                           prudent investment management.
   PIMCO Total Return Portfolio -          Seeks maximum total return,           Met Investors Advisory, LLC
     Class B                               consistent with the preservation      Subadviser: Pacific Investment Management Company
                                           of capital and prudent                LLC
                                           investment management.
   Pioneer Fund Portfolio - Class A        Seeks reasonable income and           Met Investors Advisory, LLC
                                           capital growth.                       Subadviser: Pioneer Investment Management, Inc.
   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.           Met Investors Advisory, LLC
     Class A                                                                     Subadviser: Pioneer Investment Management, Inc.
   Van Kampen Comstock Portfolio -         Seeks capital growth and income.      Met Investors Advisory, LLC
     Class B                                                                     Morgan Stanley Investment Management, Inc. d/b/a
                                                                                 Van Kampen
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital                 MetLife Advisers, LLC
     Portfolio - Class D+*                 appreciation.                         Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio -       Seeks competitive total return        MetLife Advisers, LLC
     Class A                               primarily from investing in           Subadviser: BlackRock Advisors, Inc.
                                           fixed-income securities.
   FI Large Cap Portfolio - Class A        Seeks long-term growth of             MetLife Advisers, LLC
                                           capital.                              Subadviser: Fidelity Management & Research Company
   FI Value Leaders Portfolio -            Seeks long-term growth of             MetLife Advisers, LLC
     Class D                               capital.                              Subadviser: Fidelity Management & Research Company
   MFS(R) Total Return Portfolio -         Seeks a favorable total return        MetLife Advisers, LLC
     Class F                               through investment in a               Subadviser: Massachusetts Financial Services
                                           diversified portfolio.                Company
   T. Rowe Price Large Cap Growth          Seeks long-term growth of             MetLife Advisers, LLC
     Portfolio - Class B+*                 capital and, secondarily,             Subadviser: T. Rowe Price Associates Inc.
                                           dividend income.
   Western Asset Management U.S.           Seeks to maximize total return        MetLife Advisers, LLC
     Government Portfolio - Class A        consistent with preservation of       Subadviser: Western Asset Management Company
                                           capital and maintenance of
                                           liquidity.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                 Seeks maximum total return,           Pacific Investment Management Company LLC
     Administrative Class+                 consistent with preservation of
                                           capital and prudent investment
                                           management.
   Total Return Portfolio -                Seeks maximum total return,           Pacific Investment Management Company LLC
     Administrative Class+                 consistent with preservation of
                                           capital and prudent investment
                                           management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -       Seeks long-term growth of             Putnam Investment Management, LLC
     Class IB+                             capital.
   Putnam VT International Equity          Seeks capital appreciation.           Putnam Investment Management, LLC
     Fund - Class IB+
   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.           Putnam Investment Management, LLC
     Class IB+
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II      Seeks capital appreciation.           Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Mid Cap Portfolio - Service         Seeks long-term growth of             Fidelity Management & Research Company
     Class 2+                              capital.
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage VT                Seeks long-term capital               Wells Fargo Funds Management, LLC
    Small/MidCap Value Fund+*              appreciation.                         Subadviser: Wells Capital Management,
                                                                                 Incorporated





-------
+     Closed to new investors.


* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
-----------------------------------------------------------          --------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value
                                                                       Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   High Yield Bond Fund                                                Legg Mason Partners Variable High Yield Bond Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth
                                                                       Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio
WELLS FARGO TRUST                                                      WELLS FARGO TRUST
   Wells Fargo Advantage Multi Cap Value Fund                          Wells Fargo VT Advantage Small/Mid Cap Value Fund



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



              FORMER UNDERLYING FUND                                       NEW UNDERLYING FUND
---------------------------------------------------        ----------------------------------------------------
AIM VARIABLE INSURANCE FUND                                AIM VARIABLE INSURANCE FUND
     AIM V.I. Premier Equity Fund                            AIM V.I. Core Equity Fund
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                      MET/AIM Capital Appreciation Portfolio
                                                           MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                    Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     Disciplined Mid Cap Stock Portfolio                     Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                     METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                 FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     Federated High Yield Portfolio                          Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                     METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                     FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                        Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                     METROPOLITAN SERIES FUND, INC.
     MFS Mid Cap Growth Portfolio                            BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                     METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                           MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     MSF(R) Value Portfolio                                  MSF(R) Value Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                  Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST

     Pioneer Fund Portfolio                                  Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                         Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                     METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                              FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio          MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                     MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio           Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                     METROPOLITAN SERIES FUND, INC..
     Travelers Managed Income Portfolio                      BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                     METROPOLITAN SERIES FUND, INC.
     U.S. Government Securities Portfolio                    Western Asset Management U.S. Government Portfolio
METROPOLITAN SERIES FUND, INC.                             METROPOLITAN SERIES FUND, INC.
     U.S. Government Portfolio B Share                       Western Asset Management U.S. Government Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



               FORMER UNDERLYING FUND                                            NEW UNDERLYING FUND
----------------------------------------------------                 ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC., INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                 MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
JANUS ASPEN SERIES                                                   METROPOLITAN SERIES FUND, INC., INC.
   Janus Aspen Series Growth and Income Portfolio                      T. Rowe Price Large Cap Growth Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio


                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:


      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge is equal to 1.55% annually. If you choose the Enhanced Death Benefit, this charge is equal to1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.


PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADINGTRADING. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust-Emerging Market Portfolio, Delaware VIP Small Cap Value Series, Developing Leaders Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series-International Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, MFS Research International Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund and the Wells Fargo VT Advantage Small/Mid Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one in the following six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a rebalancing program or the Asset Allocation Program are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                            ASSET ALLOCATION PROGRAM


The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. When you purchase the Contract, you are required to enroll in the Asset Allocation Program. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).



If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table -- Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.



It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.



In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.



A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.



MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract -- The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.



If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program.



We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.



For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

                              ACCESS TO YOUR MONEY


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP


CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT


Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit or the Enhanced Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").


DEATH PROCEEDS BEFORE THE MATURITY DATE


Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."


STANDARD DEATH BENEFIT


We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:


      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT


We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:


      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3)   the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      $50,000 x ($10,000/$30,000) = $16,666

      Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


   BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       MANDATORY
    UPON THE DEATH OF THE               PAY THE PROCEEDS TO:                     UNLESS...                   PAYOUT RULES APPLY*
--------------------------------       -----------------------      ---------------------------------       -------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to                  Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to                  Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                            Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to                  Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue              Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue              Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the contract
                                                                    and instruct the Company to pay the
                                                                    beneficiary, who may elect to
                                                                    continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to                  Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner. If the       receive the distribution.
                                       Contract Owner is not
                                       living, then to the          But, if there is a Contingent
                                       surviving joint owner.       Annuitant, then the Contingent
                                       If none, then to the         Annuitant becomes the Annuitant and
                                       Contract Owner's estate.     the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds
                                                                    will then be paid upon the death of
                                                                    the Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                        Yes
OWNER)                                 is the Annuitant" above.

   BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       MANDATORY
    UPON THE DEATH OF THE               PAY THE PROCEEDS TO:                     UNLESS...                   PAYOUT RULES APPLY*
--------------------------------       -----------------------      ---------------------------------        -------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL OWNER/TRUST)                or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS


   BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       MANDATORY
    UPON THE DEATH OF THE               PAY THE PROCEEDS TO:                     UNLESS...                   PAYOUT RULES APPLY*
--------------------------------       -----------------------      ---------------------------------        -------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.


--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.


If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.



                                 LIVING BENEFITS



GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")



For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS


NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              -------------------------------    ----------------------------     ----------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state



You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.



The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:



                                                                           GMWB I              GMWB II            GMWB III
                                                                          ---------           -----------        ----------
If you make your first withdrawal BEFORE the 3rd anniversary after
you purchase GMWB:                                                         5% of RBB           5% of RBB         5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary after
you purchase GMWB:                                                        10% of RBB          10% of RBB         5% of RBB



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.



We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.



WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:



      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



IF YOU PURCHASED GMWB I:



      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.



WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                  AWB (5%)
                      --------     ------------------    -----------------   ---------    ----------------     --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=    (1-88,235/100,000)]=
                                         8,696                  500                            $11,765             $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                  AWB (5%)
                      --------     ------------------    -----------------   ---------    ----------------     --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                          x10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588



TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



                  -     a qualified retirement plan (Code Section 401),



                  -     a tax-sheltered annuity (Code Section 403(b)),



                  -     an individual retirement account (Code Sections 408(a)),



                  - an individual retirement annuity (Code Section 408(b)), or



                  -     a qualified deferred compensation plan (Code Section
                        457).



            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).



      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;



      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code

            Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or



      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.



Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.



Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.



INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)



We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we also reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.



GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                            GMWB I               GMWB II        GMWB III
                                            ------               -------        --------
Current Annual Charge                       0.40%                 0.50%          0.25%
Maximum Annual Charge After a Reset         1.00%                 1.00%           N/A



MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.



If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.



COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.



                                            GMWB I                         GMWB II                   GMWB III
                                   --------------------------    --------------------------    ---------------------
AWB                                   5% of RBB if first             5% of RBB if first              5% of RBB
                                     withdrawal before 3rd         withdrawal before 3rd
                                   anniversary 10% of RBB if     anniversary 10% of RBB if
                                   first withdrawal after 3rd    first withdrawal after 3rd
                                         anniversary                   anniversary

ANNUAL CHARGE                                0.40%                           0.50%                    0.25%

RESET                                         Yes                            Yes                        No

CAN I CANCEL MY GMWB?                         No                    Yes, after the 5th         Yes, after the 5th
                                                                    anniversary of GMWB        anniversary of GMWB
                                                                         purchase                   purchase

INVESTMENT RESTRICTIONS                       No                             Yes                       Yes
WAIVER OF RECALCULATION OF
AWB FOR DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS                           No                             Yes                       Yes


                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets;

or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Marquis Portfolios is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The

Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the

Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

             METLIFE OF CT SEPARATE METLIFE OF CT SEPARATE APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Capital Appreciation Fund (7/05)                            2005        1.039           1.144                 128,476

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.774           0.804                  30,054
                                                               2004        0.745           0.774                  31,129
                                                               2003        0.606           0.745                  56,892
                                                               2002        0.883           0.606                  71,514
                                                               2001        1.000           0.883                  41,391

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.004           1.032                 704,137
                                                               2004        0.918           1.004                 568,262
                                                               2003        0.706           0.918                 576,419
                                                               2002        0.924           0.706                 451,412
                                                               2001        1.000           0.924                 393,635

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        0.750           0.847                 451,690
                                                               2004        0.704           0.750                 346,138
                                                               2003        0.580           0.704                 382,496
                                                               2002        0.854           0.580                 254,433
                                                               2001        1.000           0.854                  46,304

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.443           1.618                 870,339
                                                               2004        1.293           1.443                 387,322
                                                               2003        1.000           1.293                   8,352

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Growth Fund - Class 2 Shares (5/03)                         2005        1.378           1.574               1,714,224
                                                               2004        1.246           1.378                 587,785
                                                               2003        1.000           1.246                  72,456

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.357           1.412               2,602,261
                                                               2004        1.251           1.357               1,201,533
                                                               2003        1.000           1.251                 157,374

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.348           1.695                 104,930
                                                               2004        1.097           1.348                 124,849
                                                               2003        0.781           1.097                 151,321
                                                               2002        0.898           0.781                 199,865
                                                               2001        1.012           0.898                 197,721
                                                               2000        1.503           1.012                 172,677
                                                               1999        0.843           1.503                  30,889
                                                               1998        1.000           0.843                  27,219

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        2.216           2.335                 686,665
                                                               2004        1.716           2.216                 623,854
                                                               2003        1.302           1.716                 471,982
                                                               2002        1.267           1.302                 497,132
                                                               2001        1.185           1.267                 306,300
                                                               2000        0.917           1.185                 203,266
                                                               1999        0.958           0.917                  30,843
                                                               1998        1.000           0.958                  13,403

   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.859           2.000                 504,268
                                                               2004        1.556           1.859                 384,332
                                                               2003        1.115           1.556                 265,517
                                                               2002        1.201           1.115                 266,573
                                                               2001        1.093           1.201                 188,264
                                                               2000        0.940           1.093                  79,165
                                                               1999        1.005           0.940                  37,900
                                                               1998        1.000           1.005                   5,244

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.038           1.065                 723,871
                                                               2004        1.005           1.038                 659,169
                                                               2003        0.844           1.005                 654,363
                                                               2002        1.030           0.844                 664,780
                                                               2001        1.156           1.030                 897,310
                                                               2000        1.183           1.156                 820,955
                                                               1999        1.080           1.183                 404,436
                                                               1998        1.000           1.080                  69,574

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.392           1.448                 474,653
                                                               2004        1.272           1.392                 516,103
                                                               2003        0.982           1.272                 387,968
                                                               2002        1.235           0.982                 459,177
                                                               2001        1.339           1.235                 699,418
                                                               2000        1.202           1.339                 529,777
                                                               1999        0.992           1.202                 175,277
                                                               1998        1.000           0.992                  90,951

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.302           1.342                 579,129
                                                               2004        1.188           1.302                 489,316
                                                               2003        0.881           1.188                 307,364
                                                               2002        1.256           0.881                 280,424
                                                               2001        1.508           1.256                 266,271
                                                               2000        1.837           1.508                 314,051
                                                               1999        1.072           1.837                  24,048
                                                               1998        1.000           1.072                  10,667

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.149           1.249                 400,074
                                                               2004        1.037           1.149                 243,327
                                                               2003        0.843           1.037                 134,393
                                                               2002        1.000           0.843                  37,702

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.678           2.102                 445,777
                                                               2004        1.368           1.678                 245,940

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares  (continued)                                         2003        0.910           1.368                 150,724
                                                               2002        0.927           0.910                 126,277
                                                               2001        1.025           0.927                 511,294
                                                               2000        1.535           1.025                  93,827
                                                               1999        1.018           1.535                  32,333
                                                               1998        1.000           1.018                  12,791

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.087           1.178               2,763,542
                                                               2004        0.933           1.087               1,513,512
                                                               2003        0.718           0.933                 665,962
                                                               2002        0.896           0.718                 625,285
                                                               2001        1.086           0.896               1,313,320
                                                               2000        1.131           1.086                 546,405
                                                               1999        0.934           1.131                 167,939
                                                               1998        1.000           0.934                  70,695

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        0.996           1.021               1,648,529
                                                               2004        0.931           0.996               1,182,369
                                                               2003        0.760           0.931                 792,934
                                                               2002        0.938           0.760                 496,262
                                                               2001        1.000           0.938                 127,985

   Fundamental Value Portfolio (5/01)                          2005        1.031           1.062               1,053,476
                                                               2004        0.969           1.031               1,197,301
                                                               2003        0.711           0.969               1,080,865
                                                               2002        0.919           0.711               1,151,580
                                                               2001        1.000           0.919                 713,749

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        0.737           0.813                 330,767
                                                               2004        0.672           0.737                 354,849
                                                               2003        0.553           0.672                 382,550
                                                               2002        0.719           0.553                 432,929
                                                               2001        0.846           0.719                 599,469
                                                               2000        1.000           0.846                 466,649

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   International Growth Portfolio - Service Shares (5/00)      2005        0.667           0.865                 521,824
                                                               2004        0.571           0.667                 605,464
                                                               2003        0.432           0.571                 630,837
                                                               2002        0.592           0.432                 716,213
                                                               2001        0.786           0.592                 976,826
                                                               2000        1.000           0.786                 449,819

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.443           0.488                 946,565
                                                               2004        0.374           0.443               1,144,935
                                                               2003        0.282           0.374               1,055,017
                                                               2002        0.399           0.282                 887,901
                                                               2001        0.673           0.399                 908,056
                                                               2000        1.000           0.673                 465,042

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.506           1.540                  44,541
                                                               2004        1.333           1.506                  17,197
                                                               2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.376           1.396                 935,694
                                                               2004        1.242           1.376                 534,636
                                                               2003        1.000           1.242                 112,725

   Mid-Cap Value Portfolio (5/03)                              2005        1.533           1.631                 791,123
                                                               2004        1.257           1.533                 482,477
                                                               2003        1.000           1.257                  88,446

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999           1.045                  60,702

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016           1.025                  28,562

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.026           1.033                   8,696

   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004           1.035                  24,926

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004           1.061                   4,151

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038           1.075                   3,960

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995           1.000                  52,393

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996           1.012                  26,343

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000           1.010                       -

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.005                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.994                 494,109

   Total Return Portfolio - Administrative Class (5/01)        2005        1.200           1.208               6,654,978
                                                               2004        1.164           1.200               7,791,823
                                                               2003        1.127           1.164               5,776,342
                                                               2002        1.051           1.127               1,826,598
                                                               2001        1.000           1.051                 725,154

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.764           0.806                   3,680
                                                               2004        0.723           0.764                  53,209
                                                               2003        0.557           0.723                  53,217
                                                               2002        0.804           0.557                   7,755
                                                               2001        1.000           0.804                   8,517

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.103                 143,761
                                                               2004        0.875           1.000                 172,198
                                                               2003        0.693           0.875                 189,560
                                                               2002        0.856           0.693                 164,372
                                                               2001        1.000           0.856                 747,912

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.594           1.677                 180,792
                                                               2004        1.284           1.594                 187,525
                                                               2003        0.873           1.284                 204,137
                                                               2002        1.086           0.873                 249,544
                                                               2001        1.000           1.086                  89,952

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.010           1.034                 346,873
                                                               2004        0.949           1.010                 403,064
                                                               2003        0.694           0.949                 345,342
                                                               2002        0.942           0.694                 366,681
                                                               2001        1.000           0.942                 159,718

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.012                       -

   Investors Fund - Class I (10/98)                            2005        1.298           1.359                 979,813
                                                               2004        1.196           1.298                 923,416
                                                               2003        0.919           1.196                 702,541
                                                               2002        1.215           0.919                 700,557
                                                               2001        1.289           1.215                 972,771
                                                               2000        1.138           1.289                 415,791
                                                               1999        1.036           1.138                 310,855
                                                               1998        1.000           1.036                  24,856

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.036                   5,126

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        0.994           0.975                 392,894
                                                               2004        0.978           0.994                 193,238
                                                               2003        0.806           0.978                  33,176
                                                               2002        1.000           0.806                  17,892

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.045           1.081               1,464,096
                                                               2004        1.000           1.045                 928,160

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.072           1.123               1,401,227
                                                               2004        1.000           1.072               1,325,184

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.039           1.058                 385,845
                                                               2004        1.000           1.039                 108,803

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        0.992           1.061                 627,773
                                                               2004        0.948           0.992                 687,530
                                                               2003        0.746           0.948                 715,425
                                                               2002        0.996           0.746                 760,548
                                                               2001        1.329           0.996                 983,621
                                                               2000        1.509           1.329               1,113,516
                                                               1999        1.074           1.509                 160,182
                                                               1998        1.000           1.074                  13,025

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.687           1.864                  84,084
                                                               2004        1.473           1.687                  91,581
                                                               2003        1.120           1.473                 103,531
                                                               2002        1.330           1.120                 132,421
                                                               2001        1.410           1.330                 243,418
                                                               2000        1.229           1.410                 249,527
                                                               1999        1.102           1.229                 130,522
                                                               1998        1.000           1.102                  25,371

   Equity Income Portfolio (5/03)                              2005        1.338           1.374                 633,843
                                                               2004        1.239           1.338                 497,455
                                                               2003        1.000           1.239                 139,742

   Federated High Yield Portfolio (5/02)                       2005        1.275           1.286                 767,031
                                                               2004        1.175           1.275               1,897,500
                                                               2003        0.976           1.175               1,614,932
                                                               2002        1.000           0.976                  60,502

   Large Cap Portfolio (8/98)                                  2005        0.951           1.017               1,574,468
                                                               2004        0.908           0.951               1,694,016
                                                               2003        0.741           0.908               1,814,849
                                                               2002        0.976           0.741               1,836,295
                                                               2001        1.201           0.976               2,241,811
                                                               2000        1.429           1.201               1,915,349
                                                               1999        1.124           1.429                 609,907
                                                               1998        1.000           1.124                  43,623

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
  Mercury Large Cap Core Portfolio (11/98)                     2005        0.891           0.981                 494,042
                                                               2004        0.782           0.891                 514,249
                                                               2003        0.656           0.782                 512,563
                                                               2002        0.892           0.656                 562,002
                                                               2001        1.170           0.892                 735,283
                                                               2000        1.260           1.170                 679,947
                                                               1999        1.036           1.260                 356,534
                                                               1998        1.000           1.036                  99,898

  MFS(R) Emerging Growth Portfolio (5/01)                      2005        0.737           0.715                       -
                                                               2004        0.665           0.737                  68,436
                                                               2003        0.523           0.665                  74,663
                                                               2002        0.810           0.523                  76,383
                                                               2001        1.000           0.810                  11,170

  MFS(R) Mid Cap Growth Portfolio (5/00)                       2005        0.558           0.565               2,083,424
                                                               2004        0.497           0.558               1,593,544
                                                               2003        0.369           0.497               1,381,403
                                                               2002        0.734           0.369               1,305,919
                                                               2001        0.978           0.734               1,053,178
                                                               2000        1.000           0.978                 538,431

  MFS(R) Total Return Portfolio (11/05)                        2005        1.000           1.010                   4,674

  MFS(R) Value Portfolio (11/98)                               2005        1.321           1.383               1,083,179
                                                               2004        1.159           1.321                 882,958
                                                               2003        0.946           1.159                 766,211
                                                               2002        1.108           0.946                 639,840
                                                               2001        1.116           1.108                 342,122
                                                               2000        1.017           1.116                 255,805
                                                               1999        0.985           1.017                 129,620
                                                               1998        1.000           0.985                  27,741

  Mondrian International Stock Portfolio (7/98)                2005        0.859           0.925               2,039,500
                                                               2004        0.755           0.859               1,718,286
                                                               2003        0.597           0.755               1,216,746
                                                               2002        0.698           0.597               1,133,471
                                                               2001        0.962           0.698               1,929,050
                                                               2000        1.104           0.962               1,100,451
                                                               1999        0.923           1.104                 358,549
                                                               1998        1.000           0.923                 152,201

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Pioneer Fund Portfolio (5/03)                               2005        1.327           1.383                 405,803
                                                               2004        1.214           1.327                 303,413
                                                               2003        1.000           1.214                 178,212

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.017           1.086                 145,181

   Strategic Equity Portfolio (5/01)                           2005        0.753           0.756                 144,690
                                                               2004        0.695           0.753                 152,652
                                                               2003        0.533           0.695                 154,967
                                                               2002        0.817           0.533                  69,419
                                                               2001        1.000           0.817                  27,956

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.141                  30,055

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.010           1.106                   6,201

   Travelers Managed Income Portfolio (7/98)                   2005        1.193           1.189               6,438,682
                                                               2004        1.179           1.193               5,880,173
                                                               2003        1.106           1.179               5,337,288
                                                               2002        1.101           1.106               2,627,482
                                                               2001        1.049           1.101               2,644,089
                                                               2000        0.989           1.049               2,026,569
                                                               1999        0.997           0.989                 841,369
                                                               1998        1.000           0.997                 163,644

   U.S. Government Securities Portfolio (8/98)                 2005        1.359           1.394               1,318,441
                                                               2004        1.302           1.359               1,278,104
                                                               2003        1.289           1.302               1,476,680
                                                               2002        1.154           1.289               1,518,786
                                                               2001        1.109           1.154               1,138,946
                                                               2000        0.986           1.109                 753,531
                                                               1999        1.046           0.986                 455,487
                                                               1998        1.000           1.046                 167,258

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.995           1.002                 176,425
                                                               2004        1.000           0.995                 149,266

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
  Smith Barney Aggressive Growth Portfolio (5/00)              2005        0.910           0.999               2,103,668
                                                               2004        0.842           0.910               1,558,807
                                                               2003        0.637           0.842               1,265,821
                                                               2002        0.961           0.637               1,499,808
                                                               2001        1.019           0.961               1,288,105
                                                               2000        1.000           1.019                 525,230

  Smith Barney High Income Portfolio (8/98)                    2005        1.061           1.070               1,491,933
                                                               2004        0.977           1.061               3,129,418
                                                               2003        0.779           0.977               2,600,507
                                                               2002        0.819           0.779                 925,354
                                                               2001        0.866           0.819               1,067,254
                                                               2000        0.958           0.866                 784,035
                                                               1999        0.949           0.958                 467,863
                                                               1998        1.000           0.949                  99,255

  Smith Barney Large Capitalization Growth Portfolio (8/98)    2005        1.248           1.291               2,736,771
                                                               2004        1.265           1.248               3,045,469
                                                               2003        0.872           1.265               2,557,681
                                                               2002        1.179           0.872               2,604,167
                                                               2001        1.371           1.179               2,813,671
                                                               2000        1.498           1.371               2,125,193
                                                               1999        1.165           1.498                 980,806
                                                               1998        1.000           1.165                 222,326

  Smith Barney Mid Cap Core Portfolio (5/01)                   2005        1.031           1.098                 588,480
                                                               2004        0.949           1.031                 554,328
                                                               2003        0.744           0.949                 428,902
                                                               2002        0.936           0.744                 334,013
                                                               2001        1.000           0.936                 256,409

  Smith Barney Money Market Portfolio (9/98)                   2005        1.084           1.096               9,272,421
                                                               2004        1.093           1.084               1,951,343
                                                               2003        1.105           1.093               1,317,789
                                                               2002        1.109           1.105              10,584,421
                                                               2001        1.088           1.109               1,314,594
                                                               2000        1.044           1.088                 407,508
                                                               1999        1.013           1.044                 241,033
                                                               1998        1.000           1.013                 157,837

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        0.706           0.747                  64,141
                                                               2004        0.672           0.706                  48,993
                                                               2003        0.538           0.672                  67,928
                                                               2002        0.813           0.538                  69,091
                                                               2001        1.000           0.813                  45,563

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.094           1.128                 198,590
                                                               2004        0.962           1.094                 193,329
                                                               2003        0.689           0.962                 123,215
                                                               2002        0.943           0.689                  63,778
                                                               2001        1.000           0.943                  42,468

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.512           1.755                 716,417
                                                               2004        1.234           1.512                 485,621
                                                               2003        0.908           1.234                 338,408
                                                               2002        1.026           0.908                 428,077
                                                               2001        1.000           1.026                 122,335

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.266           1.450                  95,037
                                                               2004        1.103           1.266                 123,972
                                                               2003        0.811           1.103                 137,594
                                                               2002        1.073           0.811                 139,192
                                                               2001        1.048           1.073                 186,167
                                                               2000        0.989           1.048                 183,365
                                                               1999        1.035           0.989                  40,237
                                                               1998        1.000           1.035                  21,778

                     ACCUMULATION UNIT VALUES (IN DOLLARS)
                         SEPARATE ACCOUNT CHARGES 2.60%




                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Capital Appreciation Fund (7/05)                            2005        1.038           1.138                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.144           1.177                       -
                                                               2004        1.110           1.144                       -
                                                               2003        1.000           1.110                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.211           1.234                  46,161
                                                               2004        1.118           1.211                       -
                                                               2003        1.000           1.118                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.151           1.288                 151,196
                                                               2004        1.091           1.151                       -
                                                               2003        1.000           1.091                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.310           1.457                  73,496
                                                               2004        1.185           1.310                       -
                                                               2003        1.000           1.185                       -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.257           1.423                 526,408
                                                               2004        1.147           1.257                       -
                                                               2003        1.000           1.147                       -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.231           1.269                 352,692
                                                               2004        1.144           1.231                       -
                                                               2003        1.000           1.144                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.486           1.853                       -
                                                               2004        1.221           1.486                       -
                                                               2003        1.000           1.221                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.460           1.525                  71,894
                                                               2004        1.141           1.460                       -
                                                               2003        1.000           1.141                       -

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.403           1.496                  62,180
                                                               2004        1.186           1.403                       -
                                                               2003        1.000           1.186                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.136           1.155                  11,872
                                                               2004        1.110           1.136                       -
                                                               2003        1.000           1.110                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.243           1.282                       -
                                                               2004        1.146           1.243                       -
                                                               2003        1.000           1.146                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.293           1.320                     839
                                                               2004        1.190           1.293                       -
                                                               2003        1.000           1.190                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.224           1.318                  52,617
                                                               2004        1.115           1.224                       -
                                                               2003        1.000           1.115                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.531           1.901                 153,735
                                                               2004        1.260           1.531                       -
                                                               2003        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.355           1.454                 284,612
                                                               2004        1.173           1.355                       -
                                                               2003        1.000           1.173                       -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.184           1.203                 186,912
                                                               2004        1.117           1.184                       -
                                                               2003        1.000           1.117                       -

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Fundamental Value Portfolio (5/01)                          2005        1.230           1.256                  24,617
                                                               2004        1.166           1.230                       -
                                                               2003        1.000           1.166                       -

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.219           1.332                       -
                                                               2004        1.120           1.219                       -
                                                               2003        1.000           1.120                       -

   International Growth Portfolio - Service Shares (5/00)      2005        1.409           1.811                       -
                                                               2004        1.218           1.409                       -
                                                               2003        1.000           1.218                       -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.337           1.460                       -
                                                               2004        1.139           1.337                       -
                                                               2003        1.000           1.139                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.310           1.328                  16,210
                                                               2004        1.171           1.310                       -
                                                               2003        1.000           1.171                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.249           1.257                  70,733
                                                               2004        1.138           1.249                       -
                                                               2003        1.000           1.138                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.394           1.470                  78,001
                                                               2004        1.153           1.394                       -
                                                               2003        1.000           1.153                       -

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999           1.043                 172,285

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016           1.024                       -

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025           1.032                  31,138

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004           1.034                  20,091

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004           1.059                  15,823

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038           1.074                   4,461

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995           0.999                  91,297

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996           1.011                  90,616

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000           1.009                  14,249

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.004                  26,977

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.988                  67,374

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.043                 773,105
                                                               2004        1.022           1.045                       -
                                                               2003        1.000           1.022                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.178           1.231                       -
                                                               2004        1.124           1.178                       -
                                                               2003        1.000           1.124                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.334           1.458                       -
                                                               2004        1.178           1.334                       -
                                                               2003        1.000           1.178                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.517           1.582                  16,485
                                                               2004        1.234           1.517                       -
                                                               2003        1.000           1.234                       -

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.232           1.249                       -
                                                               2004        1.168           1.232                       -
                                                               2003        1.000           1.168                       -

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.011                       -

   Investors Fund - Class I (10/98)                            2005        1.231           1.278                  44,987
                                                               2004        1.145           1.231                       -
                                                               2003        1.000           1.145                       -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.035                  42,669

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        1.107           1.077                  13,546
                                                               2004        1.099           1.107                       -
                                                               2003        1.000           1.099                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.039           1.065                 156,010
                                                               2004        1.000           1.039                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.066           1.106                 119,113
                                                               2004        1.000           1.066                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.033           1.042                  28,244
                                                               2004        1.000           1.033                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.177           1.247                       -
                                                               2004        1.134           1.177                       -
                                                               2003        1.000           1.134                       -

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.327           1.454                       -
                                                               2004        1.170           1.327                       -
                                                               2003        1.000           1.170                       -

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
  Equity Income Portfolio (5/03)                               2005        1.210           1.232                  74,651
                                                               2004        1.130           1.210                       -
                                                               2003        1.000           1.130                       -

  Federated High Yield Portfolio (5/02)                        2005        1.171           1.170                  33,324
                                                               2004        1.089           1.171                       -
                                                               2003        1.000           1.089                       -

  Large Cap Portfolio (8/98)                                   2005        1.164           1.232                   6,431
                                                               2004        1.121           1.164                       -
                                                               2003        1.000           1.121                       -

  Mercury Large Cap Core Portfolio (11/98)                     2005        1.228           1.341                  55,880
                                                               2004        1.087           1.228                       -
                                                               2003        1.000           1.087                       -

  MFS(R) Emerging Growth Portfolio (5/01)                      2005        1.212           1.174                       -
                                                               2004        1.103           1.212                       -
                                                               2003        1.000           1.103                       -

  MFS(R) Mid Cap Growth Portfolio (5/00)                       2005        1.256           1.261                  76,921
                                                               2004        1.130           1.256                       -
                                                               2003        1.000           1.130                       -

  MFS(R) Total Return Portfolio (11/05)                        2005        1.000           1.009                       -

  MFS(R) Value Portfolio (11/98)                               2005        1.290           1.338                  39,417
                                                               2004        1.141           1.290                       -
                                                               2003        1.000           1.141                       -

  Mondrian International Stock Portfolio (7/98)                2005        1.304           1.392                  70,538
                                                               2004        1.156           1.304                       -
                                                               2003        1.000           1.156                       -

  Pioneer Fund Portfolio (5/03)                                2005        1.218           1.258                  17,208
                                                               2004        1.125           1.218                       -
                                                               2003        1.000           1.125                       -

  Pioneer Mid Cap Value Portfolio (5/05)                       2005        1.016           1.080                 167,456

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Strategic Equity Portfolio (5/01)                           2005        1.197           1.190                       -
                                                               2004        1.114           1.197                       -
                                                               2003        1.000           1.114                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134                  51,299

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.009           1.100                  50,690

   Travelers Managed Income Portfolio (7/98)                   2005        1.029           1.017                 353,530
                                                               2004        1.027           1.029                       -
                                                               2003        1.000           1.027                       -

   U.S. Government Securities Portfolio (8/98)                 2005        1.058           1.076                  77,547
                                                               2004        1.023           1.058                       -
                                                               2003        1.000           1.023                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.989           0.987                   7,925
                                                               2004        1.000           0.989                       -

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.214           1.321                 230,488
                                                               2004        1.134           1.214                       -
                                                               2003        1.000           1.134                       -

   Smith Barney High Income Portfolio (8/98)                   2005        1.183           1.183                  26,079
                                                               2004        1.099           1.183                       -
                                                               2003        1.000           1.099                       -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.140           1.169                  99,630
                                                               2004        1.166           1.140                       -
                                                               2003        1.000           1.166                       -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.244           1.313                  49,631
                                                               2004        1.156           1.244                       -
                                                               2003        1.000           1.156                       -

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
----------------------------------------------------------    ------   ------------    -------------         ----------------
   Smith Barney Money Market Portfolio (9/98)                  2005        0.975           0.977                 109,044
                                                               2004        0.992           0.975                       -
                                                               2003        1.000           0.992                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        1.157           1.214                   8,539
                                                               2004        1.112           1.157                       -
                                                               2003        1.000           1.112                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.388           1.419                  46,984
                                                               2004        1.232           1.388                       -
                                                               2003        1.000           1.232                       -

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.452           1.670                  55,635
                                                               2004        1.195           1.452                       -
                                                               2003        1.000           1.195                       -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.361           1.545                       -
                                                               2004        1.196           1.361                       -
                                                               2003        1.000           1.196                       -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.






On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.






AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.



Janus Aspen Series: International Growth Portfolio - Service Shares - is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.



The Travelers Series Trust: Disciplined mid Cap Stock Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBerstein Growth and Income Portfolio - Class B is no longer available to new contract owners.



AllianceBerstein Large Cap Growth Portfolio - Class B is no longer available to new contract owners.



Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.



Delaware VIP REIT Series is no longer available to new contract owners.



Delaware VIP Small Cap Value Series is no longer available to new contract owners.



Dreyfus VIF Appreciation Portfolio is no longer available to new contract owners.



Dreyfus VIF Developing Leaders Porfolio is no longer available to new contract owners.



Fidelity VIP Mid Cap Portfolio - Service Class 2 is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund- Class 2 Shares is no longer available to new contract owners.



Lord Abbett Growth and Income Portfolio is no longer available to new contract owners.



Lord Abbett Mid-Cap Value Portfolio is no longer available to new contract owners.



MFS(R) Mid Cap Growth Portfolio is no longer available to new contract owners.



Mondrian International Stock Portfolio is no longer available to new contract owners.



Multiple Discipline Portfolio - Global All Cap Growth and Value is no longer available to new contract owners.



PIMCO VIT Total Return Portfolio - Administrative Class is no longer available to new contract owners.



PIMCO VIT Real Return Portfolio - Administrative Class is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Small Cap Value Fund - Class IB Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



SB Adjustable Rate Income Portfolio is no longer available to new contract owners.



Smith Barney High Income Portfolio is no longer available to new contract owners.



Smith Barney Mid Cap Core Portfolio is no longer available to new contract owners.



Smith Barney Small Cap Growth opportunities Portfolio is no longer available to new contract owners.



Strategic Equity Portfolio (Fidelity) is no longer available to new contract owners.



Wells Fargo Advantage Multi Cap Value Fund is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/05)                            2005        1.000           1.144               82,050

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.774           0.804              673,244
                                                               2004        0.745           0.774              803,813
                                                               2003        0.606           0.745              936,508
                                                               2002        0.883           0.606              886,637
                                                               2001        1.000           0.883              388,401

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.004           1.032            4,844,668
                                                               2004        0.918           1.004            5,765,024
                                                               2003        0.706           0.918            6,400,024
                                                               2002        0.924           0.706            6,384,732
                                                               2001        1.000           0.924            3,476,961

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        0.750           0.847            1,936,366
                                                               2004        0.704           0.750            1,779,967
                                                               2003        0.580           0.704            1,916,658
                                                               2002        0.854           0.580            1,707,293
                                                               2001        1.000           0.854            1,538,779

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.443           1.618            1,735,320
                                                               2004        1.293           1.443            1,235,681
                                                               2003        1.000           1.293              412,281

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (5/03)                         2005        1.378           1.574            5,141,825
                                                               2004        1.246           1.378            4,017,815
                                                               2003        1.000           1.246            2,140,832

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.357           1.412            6,864,596
                                                               2004        1.251           1.357            6,571,577
                                                               2003        1.000           1.251            2,718,996

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.348           1.695            1,369,349
                                                               2004        1.097           1.348            1,864,234
                                                               2003        0.781           1.097            2,272,993
                                                               2002        0.898           0.781            2,672,774
                                                               2001        1.012           0.898            3,008,083
                                                               2000        1.503           1.012            2,838,716
                                                               1999        0.843           1.503            1,105,585
                                                               1998        1.000           0.843              617,918

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        2.216           2.335            3,143,190
                                                               2004        1.716           2.216            3,952,961
                                                               2003        1.302           1.716            4,795,634
                                                               2002        1.267           1.302            5,233,628
                                                               2001        1.185           1.267            4,636,847
                                                               2000        0.917           1.185            4,076,268
                                                               1999        0.958           0.917            2,708,375
                                                               1998        1.000           0.958            1,203,931

   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.859           2.000            3,513,199
                                                               2004        1.556           1.859            4,234,644
                                                               2003        1.115           1.556            4,953,948
                                                               2002        1.201           1.115            4,836,885
                                                               2001        1.093           1.201            4,355,639
                                                               2000        0.940           1.093            3,452,988
                                                               1999        1.005           0.940            2,494,324
                                                               1998        1.000           1.005              997,680

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.038           1.065            6,650,517
                                                               2004        1.005           1.038            8,396,362
                                                               2003        0.844           1.005            9,443,487
                                                               2002        1.030           0.844            9,780,653
                                                               2001        1.156           1.030           11,083,820
                                                               2000        1.183           1.156           11,541,680
                                                               1999        1.080           1.183            9,234,694
                                                               1998        1.000           1.080            3,607,198

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.392           1.448            4,992,744
                                                               2004        1.272           1.392            6,747,566
                                                               2003        0.982           1.272            8,423,132
                                                               2002        1.235           0.982            9,826,797
                                                               2001        1.339           1.235           10,848,294
                                                               2000        1.202           1.339            8,838,471
                                                               1999        0.992           1.202            4,819,089
                                                               1998        1.000           0.992           11,692,226

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.302           1.342            4,521,479
                                                               2004        1.188           1.302            5,197,496
                                                               2003        0.881           1.188            6,216,178
                                                               2002        1.256           0.881            6,759,968
                                                               2001        1.508           1.256            8,178,178
                                                               2000        1.837           1.508            7,011,307
                                                               1999        1.072           1.837            3,616,359
                                                               1998        1.000           1.072            1,140,671

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.149           1.249            1,671,416
                                                               2004        1.037           1.149            1,625,153
                                                               2003        0.843           1.037            1,137,845
                                                               2002        1.000           0.843              500,854

   Templeton Developing Markets Securities Fund - Class 2
   Shares (11/98)                                              2005        1.678           2.102            2,564,034
                                                               2004        1.368           1.678            2,654,043

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares  (continued)                                         2003        0.910           1.368            3,248,308
                                                               2002        0.927           0.910            3,171,808
                                                               2001        1.025           0.927            3,801,879
                                                               2000        1.535           1.025            2,997,201
                                                               1999        1.018           1.535            1,581,452
                                                               1998        1.000           1.018              553,203

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.087           1.178           12,160,433
                                                               2004        0.933           1.087           12,052,813
                                                               2003        0.718           0.933           12,816,765
                                                               2002        0.896           0.718           12,560,850
                                                               2001        1.086           0.896           13,698,000
                                                               2000        1.131           1.086           11,852,349
                                                               1999        0.934           1.131           16,064,588
                                                               1998        1.000           0.934            3,208,623

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        0.996           1.021            5,828,321
                                                               2004        0.931           0.996            6,174,842
                                                               2003        0.760           0.931            5,768,612
                                                               2002        0.938           0.760            4,330,558
                                                               2001        1.000           0.938            1,674,614

   Fundamental Value Portfolio (5/01)                          2005        1.031           1.062           10,101,775
                                                               2004        0.969           1.031           11,761,427
                                                               2003        0.711           0.969           12,105,628
                                                               2002        0.919           0.711           12,830,574
                                                               2001        1.000           0.919            6,421,437

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        0.737           0.813            1,781,340
                                                               2004        0.672           0.737            2,319,141
                                                               2003        0.553           0.672            2,857,638
                                                               2002        0.719           0.553            3,472,994
                                                               2001        0.846           0.719            4,690,847
                                                               2000        1.000           0.846            3,948,994

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   International Growth Portfolio - Service Shares (5/00)      2005        0.667           0.865             7,409,103
                                                               2004        0.571           0.667             9,647,611
                                                               2003        0.432           0.571            11,731,586
                                                               2002        0.592           0.432            13,654,878
                                                               2001        0.786           0.592            17,792,716
                                                               2000        1.000           0.786            12,468,964

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.443           0.488             5,629,468
                                                               2004        0.374           0.443             7,701,711
                                                               2003        0.282           0.374            10,946,512
                                                               2002        0.399           0.282            13,232,485
                                                               2001        0.673           0.399            16,270,771
                                                               2000        1.000           0.673             9,922,978

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.506           1.540                83,698
                                                               2004        1.333           1.506                63,349
                                                               2003        1.000           1.333                45,922

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.376           1.396             2,471,050
                                                               2004        1.242           1.376             2,151,149
                                                               2003        1.000           1.242               734,746

   Mid-Cap Value Portfolio (5/03)                              2005        1.533           1.631             1,961,531
                                                               2004        1.257           1.533             1,905,264
                                                               2003        1.000           1.257               819,272

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        1.000           1.045               583,755

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.000           1.025                77,951

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.000           1.033                91,348

   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.000           1.035               119,361

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.000           1.061              161,304

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.000           1.075               48,338

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        1.000           1.000              181,955

   PIMCO Total Return Portfolio - Class B (11/05)              2005        1.000           1.012              387,617

   Van Kampen Comstock Portfolio - Class B (12/05)             2005        1.013           1.010                7,951

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.005               34,399

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.994              417,226

   Total Return Portfolio - Administrative Class (5/01)        2005        1.200           1.208           19,028,747
                                                               2004        1.164           1.200           19,306,139
                                                               2003        1.127           1.164           16,928,856
                                                               2002        1.051           1.127           18,378,464
                                                               2001        1.000           1.051            5,196,919

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.764           0.806               39,446
                                                               2004        0.723           0.764               56,790
                                                               2003        0.557           0.723               99,723
                                                               2002        0.804           0.557              105,503
                                                               2001        1.000           0.804              252,273

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.103            2,025,510
                                                               2004        0.875           1.000            2,435,102
                                                               2003        0.693           0.875            2,815,546
                                                               2002        0.856           0.693            3,088,946
                                                               2001        1.000           0.856            1,329,272

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.594           1.677              591,641
                                                               2004        1.284           1.594              803,119
                                                               2003        0.873           1.284            1,034,359
                                                               2002        1.086           0.873            1,009,641
                                                               2001        1.000           1.086              652,686

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.010           1.034            4,409,244
                                                               2004        0.949           1.010            5,972,085
                                                               2003        0.694           0.949            7,079,942
                                                               2002        0.942           0.694            6,503,977
                                                               2001        1.000           0.942            3,177,228

   High Yield Bond Fund - Class I (11/05)                      2005        1.000           1.012               38,953

   Investors Fund - Class I (10/98)                            2005        1.298           1.359           10,949,084
                                                               2004        1.196           1.298           13,180,583
                                                               2003        0.919           1.196           14,753,346
                                                               2002        1.215           0.919           16,296,829
                                                               2001        1.289           1.215           18,303,758
                                                               2000        1.138           1.289           10,810,997
                                                               1999        1.036           1.138            7,439,494
                                                               1998        1.000           1.036            2,216,940

   Small Cap Growth Fund - Class I (11/05)                     2005        1.010           1.036               10,921

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        0.994           0.975            1,456,221
                                                               2004        0.978           0.994            1,239,310
                                                               2003        0.806           0.978              974,866
                                                               2002        1.000           0.806              491,361

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.045           1.081              963,524
                                                               2004        1.001           1.045            1,013,870

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.072           1.123              422,578
                                                               2004        0.998           1.072              210,907

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.039           1.058               78,466
                                                               2004        1.000           1.039              107,415

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        0.992           1.061            8,775,521
                                                               2004        0.948           0.992           11,347,708
                                                               2003        0.746           0.948           14,432,405
                                                               2002        0.996           0.746           16,802,401
                                                               2001        1.329           0.996           13,039,537
                                                               2000        1.509           1.329           13,689,850
                                                               1999        1.074           1.509            7,917,069
                                                               1998        1.000           1.074            2,829,493

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.687           1.864            2,112,772
                                                               2004        1.473           1.687            3,003,415
                                                               2003        1.120           1.473            3,972,368
                                                               2002        1.330           1.120            4,474,489
                                                               2001        1.410           1.330            6,130,457
                                                               2000        1.229           1.410            6,695,493
                                                               1999        1.102           1.229            5,262,368
                                                               1998        1.000           1.102            1,803,332

   Equity Income Portfolio (5/03)                              2005        1.338           1.374              753,243
                                                               2004        1.239           1.338              664,952
                                                               2003        1.000           1.239              404,329

   Federated High Yield Portfolio (5/02)                       2005        1.275           1.286            3,645,081
                                                               2004        1.175           1.275            4,121,727
                                                               2003        0.976           1.175            4,478,693
                                                               2002        1.000           0.976            2,246,332

   Large Cap Portfolio (8/98)                                  2005        0.951           1.017           13,193,936
                                                               2004        0.908           0.951           16,710,061
                                                               2003        0.741           0.908           20,040,536
                                                               2002        0.976           0.741           22,138,586
                                                               2001        1.201           0.976           26,078,528
                                                               2000        1.429           1.201           24,049,820
                                                               1999        1.124           1.429           12,235,302
                                                               1998        1.000           1.124            2,626,893

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
 Mercury Large Cap Core Portfolio (11/98)                      2005        0.891           0.981            2,956,342
                                                               2004        0.782           0.891            3,684,842
                                                               2003        0.656           0.782            4,644,328
                                                               2002        0.892           0.656            5,607,452
                                                               2001        1.170           0.892            6,795,161
                                                               2000        1.260           1.170            7,319,138
                                                               1999        1.036           1.260            5,602,395
                                                               1998        1.000           1.036            1,147,635

 MFS(R) Emerging Growth Portfolio (5/01)                       2005        0.737           0.715                    -
                                                               2004        0.665           0.737              390,128
                                                               2003        0.523           0.665              335,710
                                                               2002        0.810           0.523              301,331
                                                               2001        1.000           0.810              176,672

 MFS(R) Mid Cap Growth Portfolio (5/00)                        2005        0.558           0.565           14,671,344
                                                               2004        0.497           0.558           16,689,714
                                                               2003        0.369           0.497           18,965,569
                                                               2002        0.734           0.369           19,149,188
                                                               2001        0.978           0.734           15,757,040
                                                               2000        1.000           0.978            7,778,010

 MFS(R) Total Return Portfolio (11/05)                         2005        1.000           1.010                6,399

 MFS(R) Value Portfolio (11/98)                                2005        1.321           1.383            5,996,551
                                                               2004        1.159           1.321            7,215,447
                                                               2003        0.946           1.159           10,199,982
                                                               2002        1.108           0.946           10,529,874
                                                               2001        1.116           1.108            9,787,956
                                                               2000        1.017           1.116            7,279,135
                                                               1999        0.985           1.017            7,026,564
                                                               1998        1.000           0.985            2,138,258

 Mondrian International Stock Portfolio (7/98)                 2005        0.859           0.925           16,779,925
                                                               2004        0.755           0.859           20,291,898
                                                               2003        0.597           0.755           23,795,351
                                                               2002        0.698           0.597           24,811,387
                                                               2001        0.962           0.698           26,495,747
                                                               2000        1.104           0.962           23,431,580
                                                               1999        0.923           1.104           15,199,353
                                                               1998        1.000           0.923            5,353,658

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.327           1.383              397,300
                                                               2004        1.214           1.327              308,111
                                                               2003        1.000           1.214              112,020

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.086              140,411

   Strategic Equity Portfolio (5/01)                           2005        0.753           0.756              827,033
                                                               2004        0.695           0.753            1,042,886
                                                               2003        0.533           0.695            1,112,984
                                                               2002        0.817           0.533            1,201,346
                                                               2001        1.000           0.817              631,165

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.141               80,678

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106               20,807

   Travelers Managed Income Portfolio (7/98)                   2005        1.193           1.189           33,387,976
                                                               2004        1.179           1.193           38,425,430
                                                               2003        1.106           1.179           43,596,461
                                                               2002        1.101           1.106           46,789,996
                                                               2001        1.049           1.101           52,746,610
                                                               2000        0.989           1.049           43,936,884
                                                               1999        0.997           0.989           29,609,709
                                                               1998        1.000           0.997            9,136,205

   U.S. Government Securities Portfolio (8/98)                 2005        1.359           1.394            8,212,409
                                                               2004        1.302           1.359            9,571,155
                                                               2003        1.289           1.302           11,809,144
                                                               2002        1.154           1.289           17,746,645
                                                               2001        1.109           1.154           14,184,591
                                                               2000        0.986           1.109           10,402,283
                                                               1999        1.046           0.986            6,962,624
                                                               1998        1.000           1.046            2,467,008

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.995           1.002              888,097
                                                               2004        1.000           0.995              831,322

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
 Smith Barney Aggressive Growth Portfolio (5/00)               2005        0.910           0.999           14,066,304
                                                               2004        0.842           0.910           16,674,422
                                                               2003        0.637           0.842           18,169,599
                                                               2002        0.961           0.637           17,667,518
                                                               2001        1.019           0.961           15,447,962
                                                               2000        1.000           1.019            6,521,820

 Smith Barney High Income Portfolio (8/98)                     2005        1.061           1.070           10,620,168
                                                               2004        0.977           1.061           14,568,733
                                                               2003        0.779           0.977           17,293,158
                                                               2002        0.819           0.779           17,060,498
                                                               2001        0.866           0.819           19,872,625
                                                               2000        0.958           0.866           17,409,472
                                                               1999        0.949           0.958           11,849,075
                                                               1998        1.000           0.949            4,153,841

 Smith Barney Large Capitalization Growth Portfolio(8/98)      2005        1.248           1.291           26,712,945
                                                               2004        1.265           1.248           32,104,628
                                                               2003        0.872           1.265           34,959,587
                                                               2002        1.179           0.872           37,813,309
                                                               2001        1.371           1.179           40,179,549
                                                               2000        1.498           1.371           34,728,875
                                                               1999        1.165           1.498           20,512,758
                                                               1998        1.000           1.165            5,546,493

 Smith Barney Mid Cap Core Portfolio (5/01)                    2005        1.031           1.098            4,713,472
                                                               2004        0.949           1.031            5,454,818
                                                               2003        0.744           0.949            5,515,565
                                                               2002        0.936           0.744            4,813,912
                                                               2001        1.000           0.936            2,148,792

 Smith Barney Money Market Portfolio (9/98)                    2005        1.084           1.096           11,799,574
                                                               2004        1.093           1.084           14,228,476
                                                               2003        1.105           1.093           17,203,433
                                                               2002        1.109           1.105           24,522,332
                                                               2001        1.088           1.109           50,263,541
                                                               2000        1.044           1.088           30,154,400
                                                               1999        1.013           1.044           15,470,047
                                                               1998        1.000           1.013           16,945,764

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        0.706           0.747              249,215
                                                               2004        0.672           0.706              323,150
                                                               2003        0.538           0.672              555,104
                                                               2002        0.813           0.538              552,800
                                                               2001        1.000           0.813              531,538

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.094           1.128            1,141,542
                                                               2004        0.962           1.094            1,309,853
                                                               2003        0.689           0.962            1,401,962
                                                               2002        0.943           0.689            1,392,276
                                                               2001        1.000           0.943              941,855

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.512           1.755            2,547,684
                                                               2004        1.234           1.512            2,550,437
                                                               2003        0.908           1.234            2,518,082
                                                               2002        1.026           0.908            2,260,935
                                                               2001        1.000           1.026              423,144

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.266           1.450            1,645,955
                                                               2004        1.103           1.266            2,168,329
                                                               2003        0.811           1.103            2,610,325
                                                               2002        1.073           0.811            2,896,144
                                                               2001        1.048           1.073            3,655,838
                                                               2000        0.989           1.048            3,760,800
                                                               1999        1.035           0.989            3,899,036
                                                               1998        1.000           1.035            1,223,602

                     ACCUMULATION UNIT VALUES (IN DOLLARS)
                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/05)                            2005        1.000           1.138              10,681

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.144           1.177                   -
                                                               2004        1.110           1.144                   -
                                                               2003        1.000           1.110                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.211           1.234              60,926
                                                               2004        1.118           1.211                   -
                                                               2003        1.000           1.118                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.151           1.288              18,487
                                                               2004        1.091           1.151                   -
                                                               2003        1.000           1.091                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.310           1.457             357,017
                                                               2004        1.185           1.310                   -
                                                               2003        1.000           1.185                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.257           1.423             513,057
                                                               2004        1.147           1.257                   -
                                                               2003        1.000           1.147                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.231           1.269             421,999
                                                               2004        1.144           1.231                   -
                                                               2003        1.000           1.144                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.486           1.853                   -
                                                               2004        1.221           1.486                   -
                                                               2003        1.000           1.221                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.460           1.525             116,685
                                                               2004        1.141           1.460                   -
                                                               2003        1.000           1.141                   -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.403           1.496             92,651
                                                               2004        1.186           1.403                  -
                                                               2003        1.000           1.186                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.136           1.155              3,490
                                                               2004        1.110           1.136                  -
                                                               2003        1.000           1.110                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.243           1.282             15,549
                                                               2004        1.146           1.243                  -
                                                               2003        1.000           1.146                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.293           1.320             13,685
                                                               2004        1.190           1.293                  -
                                                               2003        1.000           1.190                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.224           1.318            155,302
                                                               2004        1.115           1.224                  -
                                                               2003        1.000           1.115                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (11/98)                                              2005        1.531           1.901             75,953
                                                               2004        1.260           1.531                  -
                                                               2003        1.000           1.260                  -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.355           1.454            276,878
                                                               2004        1.173           1.355                  -
                                                               2003        1.000           1.173                  -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.184           1.203            118,573
                                                               2004        1.117           1.184                  -
                                                               2003        1.000           1.117                  -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Fundamental Value Portfolio (5/01)                          2005        1.230           1.256             50,174
                                                               2004        1.166           1.230                  -
                                                               2003        1.000           1.166                  -

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.219           1.332             22,643
                                                               2004        1.120           1.219                  -
                                                               2003        1.000           1.120                  -

   International Growth Portfolio - Service Shares (5/00)      2005        1.409           1.811                  -
                                                               2004        1.218           1.409                  -
                                                               2003        1.000           1.218                  -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.337           1.460             24,047
                                                               2004        1.139           1.337                  -
                                                               2003        1.000           1.139                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.310           1.328             49,652
                                                               2004        1.171           1.310                  -
                                                               2003        1.000           1.171                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.249           1.257            147,801
                                                               2004        1.138           1.249                  -
                                                               2003        1.000           1.138                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.394           1.470            141,600
                                                               2004        1.153           1.394                  -
                                                               2003        1.000           1.153                  -

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        1.000           1.043             29,263

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.000           1.024             32,456

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.000           1.032             13,202

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.000           1.034              19,409

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.000           1.059                   -

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.000           1.074               2,539

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        1.000           0.999              25,444

   PIMCO Total Return Portfolio - Class B (11/05)              2005        1.000           1.011              39,439

   Van Kampen Comstock Portfolio - Class B (12/05)             2005        1.012           1.009                   -

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.004                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.988             291,237

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.043             669,718
                                                               2004        1.022           1.045                   -
                                                               2003        1.000           1.022                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.178           1.231                   -
                                                               2004        1.124           1.178                   -
                                                               2003        1.000           1.124                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.334           1.458                   -
                                                               2004        1.178           1.334                   -
                                                               2003        1.000           1.178                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.517           1.582              47,244
                                                               2004        1.234           1.517                   -
                                                               2003        1.000           1.234                   -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.232           1.249                   -
                                                               2004        1.168           1.232                   -
                                                               2003        1.000           1.168                   -

   High Yield Bond Fund - Class I (11/05)                      2005        1.000           1.011                   -

   Investors Fund - Class I (10/98)                            2005        1.231           1.278              26,982
                                                               2004        1.145           1.231                   -
                                                               2003        1.000           1.145                   -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.010           1.035                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        1.107           1.077              86,233
                                                               2004        1.099           1.107                   -
                                                               2003        1.000           1.099                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.039           1.065             192,530
                                                               2004        1.001           1.039                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.066           1.106              30,019
                                                               2004        0.998           1.066                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.033           1.042               4,887
                                                               2004        1.000           1.033                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.177           1.247                   -
                                                               2004        1.134           1.177                   -
                                                               2003        1.000           1.134                   -

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.327           1.454                   -
                                                               2004        1.170           1.327                   -
                                                               2003        1.000           1.170                   -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
 Equity Income Portfolio (5/03)                                2005        1.210           1.232              44,490
                                                               2004        1.130           1.210                   -
                                                               2003        1.000           1.130                   -

 Federated High Yield Portfolio (5/02)                         2005        1.171           1.170             116,707
                                                               2004        1.089           1.171                   -
                                                               2003        1.000           1.089                   -

 Large Cap Portfolio (8/98)                                    2005        1.164           1.232               6,234
                                                               2004        1.121           1.164                   -
                                                               2003        1.000           1.121                   -

 Mercury Large Cap Core Portfolio (11/98)                      2005        1.228           1.341                   -
                                                               2004        1.087           1.228                   -
                                                               2003        1.000           1.087                   -

 MFS(R) Emerging Growth Portfolio (5/01)                       2005        1.212           1.174                   -
                                                               2004        1.103           1.212                   -
                                                               2003        1.000           1.103                   -

 MFS(R) Mid Cap Growth Portfolio (5/00)                        2005        1.256           1.261              93,875
                                                               2004        1.130           1.256                   -
                                                               2003        1.000           1.130                   -

 MFS(R) Total Return Portfolio (11/05)                         2005        1.000           1.009                   -

 MFS(R) Value Portfolio (11/98)                                2005        1.290           1.338              69,189
                                                               2004        1.141           1.290                   -
                                                               2003        1.000           1.141                   -

 Mondrian International Stock Portfolio (7/98)                 2005        1.304           1.392              74,090
                                                               2004        1.156           1.304                   -
                                                               2003        1.000           1.156                   -

 Pioneer Fund Portfolio (5/03)                                 2005        1.218           1.258              14,943
                                                               2004        1.125           1.218                   -
                                                               2003        1.000           1.125                   -

 Pioneer Mid Cap Value Portfolio (5/05)                        2005        1.000           1.080              16,278

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (5/01)                           2005        1.197           1.190               6,375
                                                               2004        1.114           1.197                   -
                                                               2003        1.000           1.114                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134              21,947

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.100               5,912

   Travelers Managed Income Portfolio (7/98)                   2005        1.029           1.017             274,620
                                                               2004        1.027           1.029                   -
                                                               2003        1.000           1.027                   -

   U.S. Government Securities Portfolio (8/98)                 2005        1.058           1.076             125,818
                                                               2004        1.023           1.058                   -
                                                               2003        1.000           1.023                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.989           0.987              15,642
                                                               2004        1.000           0.989                   -

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.214           1.321             210,796
                                                               2004        1.134           1.214                   -
                                                               2003        1.000           1.134                   -

   Smith Barney High Income Portfolio (8/98)                   2005        1.183           1.183              28,299
                                                               2004        1.099           1.183                   -
                                                               2003        1.000           1.099                   -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.140           1.169             116,338
                                                               2004        1.166           1.140                   -
                                                               2003        1.000           1.166                   -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.244           1.313              20,087
                                                               2004        1.156           1.244                   -
                                                               2003        1.000           1.156                   -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (9/98)                  2005        0.975           0.977              97,730
                                                               2004        0.992           0.975                   -
                                                               2003        1.000           0.992                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        1.157           1.214               8,437
                                                               2004        1.112           1.157                   -
                                                               2003        1.000           1.112                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.388           1.419               2,595
                                                               2004        1.232           1.388                   -
                                                               2003        1.000           1.232                   -

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.452           1.670              94,822
                                                               2004        1.195           1.452                   -
                                                               2003        1.000           1.195                   -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.361           1.545                   -
                                                               2004        1.196           1.361                   -
                                                               2003        1.000           1.196                   -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.






On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.






AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.



Janus Aspen Series: International Growth Portfolio - Service Shares - is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.



The Travelers Series Trust: Disciplined mid Cap Stock Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBerstein Growth and Income Portfolio - Class B is no longer available to new contract owners.



AllianceBerstein Large Cap Growth Portfolio - Class B is no longer available to new contract owners.



Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.



Delaware VIP REIT Series is no longer available to new contract owners.



Delaware VIP Small Cap Value Series is no longer available to new contract owners.



Dreyfus VIF Appreciation Portfolio is no longer available to new contract owners.



Dreyfus VIF Developing Leaders Porfolio is no longer available to new contract owners.



Fidelity VIP Mid Cap Portfolio - Service Class 2 is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund- Class 2 Shares is no longer available to new contract owners.



Lord Abbett Growth and Income Portfolio is no longer available to new contract owners.



Lord Abbett Mid-Cap Value Portfolio is no longer available to new contract owners.



MFS(R) Mid Cap Growth Portfolio is no longer available to new contract owners.



Mondrian International Stock Portfolio is no longer available to new contract owners.



Multiple Discipline Portfolio - Global All Cap Growth and Value is no longer available to new contract owners.



PIMCO VIT Total Return Portfolio - Administrative Class is no longer available to new contract owners.



PIMCO VIT Real Return Portfolio - Administrative Class is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Small Cap Value Fund - Class IB Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



SB Adjustable Rate Income Portfolio is no longer available to new contract owners.



Smith Barney High Income Portfolio is no longer available to new contract owners.



Smith Barney Mid Cap Core Portfolio is no longer available to new contract owners.



Smith Barney Small Cap Growth opportunities Portfolio is no longer available to new contract owners.



Strategic Equity Portfolio (Fidelity) is no longer available to new contract owners.



Wells Fargo Advantage Multi Cap Value Fund is no longer available to new contract owners.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Registered Public Accounting Firm Condensed Financial Information
                              Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-20 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-20.



Name:___________________________________________________________________________

Address:________________________________________________________________________

Check Box:

[   ] MIC-Book-20

[   ] MLAC-Book-20



Book 20                                                              May 1, 2006

                               MARQUIS PORTFOLIOS


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES


                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT*


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY ...........................        2
PRINCIPAL UNDERWRITER ...........................        2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT        2
VALUATION OF ASSETS .............................        3
FEDERAL TAX CONSIDERATIONS ......................        5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...        9
CONDENSED FINANCIAL INFORMATION .................       10
FINANCIAL STATEMENTS ............................        1



* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account TM for Variable Annuities (formerly known as The Travelers Separate Account TM For Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.



                        MLIDLLC Underwriting Commissions

                 UNDERWRITING COMMISSIONS PAID TO      AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                  MLIDLLC BY THE COMPANY                   RETAINED BY MLIDLLC
----             --------------------------------      ----------------------------------
2005                       $132,588,671                              $0

2004                       $132,410,000                              $0

2003                       $ 73,233,000                              $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.



THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:


      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

      Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
Average AUV = (CurrentAUV + PriorAUV) / 2.
Period Charge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account TM for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The Travelers Separate Account TM for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.



                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (7/05)                            2005        1.039           1.143                 460,834

AIM Variable Insurance Funds

   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.770           0.799                 142,966
                                                               2004        0.742           0.770                 159,384
                                                               2003        0.604           0.742                 264,253
                                                               2002        0.882           0.604                 292,467
                                                               2001        1.000           0.882                 440,661

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        0.998           1.025               2,379,457
                                                               2004        0.914           0.998               2,193,519
                                                               2003        0.704           0.914               2,547,676
                                                               2002        0.923           0.704               2,292,731
                                                               2001        1.000           0.923               1,478,947

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        0.746           0.841                 415,283
                                                               2004        0.701           0.746                 369,750
                                                               2003        0.579           0.701                 341,246
                                                               2002        0.853           0.579                 423,365
                                                               2001        1.000           0.853                 418,899

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.439           1.612                 618,902
                                                               2004        1.292           1.439                 392,012
                                                               2003        1.000           1.292                  55,156

   Growth Fund - Class 2 Shares (5/03)                         2005        1.374           1.568               3,901,056
                                                               2004        1.244           1.374               2,739,945
                                                               2003        1.000           1.244                 364,404

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.354           1.406               6,399,672
                                                               2004        1.249           1.354               4,967,362
                                                               2003        1.000           1.249               2,485,924

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
Credit Suisse Trust

   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.335           1.677                 405,985
                                                               2004        1.088           1.335                 506,211
                                                               2003        0.776           1.088                 644,246
                                                               2002        0.894           0.776                 858,132
                                                               2001        1.008           0.894                 848,987
                                                               2000        1.500           1.008               1,022,687
                                                               1999        0.842           1.500                 272,106
                                                               1998        1.000           0.842                   4,069

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (8/98)            2005        2.195           2.309                 953,739
                                                               2004        1.702           2.195                 978,585
                                                               2003        1.293           1.702               1,069,309
                                                               2002        1.260           1.293               1,115,385
                                                               2001        1.180           1.260                 674,357
                                                               2000        0.915           1.180                 289,607
                                                               1999        0.957           0.915                 162,017
                                                               1998        1.000           0.957                   5,447

   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.841           1.978                 759,232
                                                               2004        1.544           1.841                 806,144
                                                               2003        1.108           1.544                 724,641
                                                               2002        1.195           1.108               1,048,352
                                                               2001        1.089           1.195                 727,747
                                                               2000        0.938           1.089                 260,779
                                                               1999        1.005           0.938                  65,404
                                                               1998        1.000           1.005                       -

Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.028           1.053               4,341,724
                                                               2004        0.997           1.028               5,131,555
                                                               2003        0.838           0.997               6,540,266
                                                               2002        1.025           0.838               6,549,091
                                                               2001        1.151           1.025               3,349,615
                                                               2000        1.180           1.151               1,486,816
                                                               1999        1.079           1.180                 341,217
                                                               1998        1.000           1.079                  17,190

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.379           1.432               1,943,925
                                                               2004        1.262           1.379               2,292,537
                                                               2003        0.976           1.262               2,722,326
                                                               2002        1.229           0.976               2,966,333
                                                               2001        1.334           1.229               2,430,911
                                                               2000        1.199           1.334               1,354,906
                                                               1999        0.992           1.199                 309,595
                                                               1998        1.000           0.992                   9,007

Franklin Templeton Variable Insurance Products Trust

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.290           1.327                 838,057
                                                               2004        1.179           1.290               1,063,573
                                                               2003        0.875           1.179               1,080,564
                                                               2002        1.250           0.875                 951,215
                                                               2001        1.502           1.250                 986,457
                                                               2000        1.833           1.502               1,042,894
                                                               1999        1.071           1.833                 167,293
                                                               1998        1.000           1.071                  10,436

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242               2,401,713
                                                               2004        1.035           1.144               2,142,049
                                                               2003        0.842           1.035               1,607,974
                                                               2002        1.000           0.842                 252,972

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.662           2.079                 400,532
                                                               2004        1.357           1.662                 400,716
                                                               2003        0.904           1.357                 333,216
                                                               2002        0.922           0.904                 313,884
                                                               2001        1.022           0.922                 342,341
                                                               2000        1.532           1.022                 221,812
                                                               1999        1.018           1.532                 135,187
                                                               1998        1.000           1.018                   2,959

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.077           1.165               5,102,224
                                                               2004        0.925           1.077               4,489,678
                                                               2003        0.713           0.925               2,276,050

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        0.892           0.713               1,817,725
                                                               2001        1.082           0.892               1,379,012
                                                               2000        1.129           1.082                 668,980
                                                               1999        0.933           1.129                  75,785
                                                               1998        1.000           0.933                  21,233

Greenwich Street Series Fund

   Appreciation Portfolio (5/01)                               2005        0.991           1.014               3,041,248
                                                               2004        0.928           0.991               2,797,917
                                                               2003        0.759           0.928               2,195,554
                                                               2002        0.937           0.759               2,240,596
                                                               2001        1.000           0.937                 863,637

   Fundamental Value Portfolio (5/01)                          2005        1.025           1.055               2,885,899
                                                               2004        0.965           1.025               3,455,502
                                                               2003        0.709           0.965               3,307,065
                                                               2002        0.918           0.709               3,911,113
                                                               2001        1.000           0.918               2,926,674

Janus Aspen Series

   Growth and Income Portfolio - Service Shares (5/00)         2005        0.732           0.806                 775,373
                                                               2004        0.668           0.732                 935,702
                                                               2003        0.551           0.668               1,663,963
                                                               2002        0.717           0.551               1,720,498
                                                               2001        0.846           0.717               1,303,309
                                                               2000        1.000           0.846               1,043,900

   International Growth Portfolio - Service Shares (5/00)      2005        0.662           0.858               1,521,520
                                                               2004        0.568           0.662               1,797,355
                                                               2003        0.430           0.568               2,196,094
                                                               2002        0.590           0.430               2,550,689
                                                               2001        0.785           0.590               3,907,772
                                                               2000        1.000           0.785               2,203,837

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.440           0.484               1,507,334
                                                               2004        0.372           0.440               1,678,849
                                                               2003        0.281           0.372               2,297,905
                                                               2002        0.398           0.281               2,460,041

                         CONDENSED FINANCIAL INFORMATION


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Mid Cap Growth Portfolio - Service Shares  (continued)      2001        0.672           0.398               2,701,933
                                                               2000        1.000           0.672               2,662,644

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                  88,868
                                                               2004        1.332           1.502                  28,812
                                                               2003        1.000           1.332                  12,349

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.372           1.391               1,344,388
                                                               2004        1.241           1.372                 892,509
                                                               2003        1.000           1.241                 209,048

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625               1,100,756
                                                               2004        1.256           1.529                 683,810
                                                               2003        1.000           1.256                  82,052

Met Investors Series Trust

   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999           1.044                 190,337

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016           1.025                   1,557

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025           1.033                   8,352

   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004           1.035                   5,877

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004           1.060                       -

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038           1.075                   9,081

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995           1.000                  87,210

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996           1.012                  77,290

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000           1.010                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Metropolitan Series Fund

   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.005                   2,864

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.993               1,188,962

   Total Return Portfolio - Administrative Class (5/01)        2005        1.193           1.200               8,546,243
                                                               2004        1.159           1.193               8,158,412
                                                               2003        1.124           1.159               6,926,352
                                                               2002        1.050           1.124               7,439,208
                                                               2001        1.000           1.050               3,417,746

Putnam Variable Trust

   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.760           0.800                  22,237
                                                               2004        0.720           0.760                  23,442
                                                               2003        0.555           0.720                  22,985
                                                               2002        0.803           0.555                  58,395
                                                               2001        1.000           0.803                  59,286

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        0.994           1.095               1,417,605
                                                               2004        0.872           0.994               1,582,560
                                                               2003        0.691           0.872               3,448,096
                                                               2002        0.855           0.691               3,348,588
                                                               2001        1.000           0.855               1,444,116

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.585           1.665                 262,691
                                                               2004        1.279           1.585                 310,867
                                                               2003        0.871           1.279                 330,842
                                                               2002        1.085           0.871                 344,550
                                                               2001        1.000           1.085                 192,578

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (5/01)                               2005        1.005           1.026               1,603,191
                                                               2004        0.945           1.005               1,784,678
                                                               2003        0.692           0.945               1,922,661
                                                               2002        0.941           0.692               1,923,931
                                                               2001        1.000           0.941                 844,818

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.012                   6,892

   Investors Fund - Class I (10/98)                            2005        1.285           1.344               3,425,074
                                                               2004        1.186           1.285               4,093,574
                                                               2003        0.913           1.186               5,371,276
                                                               2002        1.209           0.913               5,470,812
                                                               2001        1.285           1.209               3,823,616
                                                               2000        1.135           1.285                 734,489
                                                               1999        1.036           1.135                  24,672
                                                               1998        1.000           1.036                       -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.036                  18,922

Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/02)             2005        0.990           0.970                 613,808
                                                               2004        0.976           0.990                 483,582
                                                               2003        0.805           0.976                 244,645
                                                               2002        1.000           0.805                  76,545

Smith Barney Multiple Discipline Trust

   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.044           1.079                 909,576
                                                               2004        1.000           1.044                 681,112

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.071           1.120                 270,590
                                                               2004        1.000           1.071                 212,914

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.038           1.055                       -
                                                               2004        1.000           1.038                       -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (8/98)                   2005        0.983           1.049               1,463,725
                                                               2004        0.940           0.983               1,631,814
                                                               2003        0.741           0.940               1,889,131
                                                               2002        0.991           0.741               2,109,086
                                                               2001        1.325           0.991               2,315,971
                                                               2000        1.506           1.325               2,170,383
                                                               1999        1.073           1.506                 227,578
                                                               1998        1.000           1.073                  21,451

                         CONDENSED FINANCIAL INFORMATION

                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                           BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
           PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------         ----    -------------    -------------     ---------------
Disciplined Mid Cap Stock Portfolio (8/98)         2005        1.671           1.844                 145,724
                                                   2004        1.461           1.671                 189,777
                                                   2003        1.113           1.461                 233,552
                                                   2002        1.323           1.113                 258,273
                                                   2001        1.405           1.323                 378,136
                                                   2000        1.227           1.405                 401,575
                                                   1999        1.101           1.227                  39,328
                                                   1998        1.000           1.101                   7,351

Equity Income Portfolio (5/03)                     2005        1.335           1.369                 653,519
                                                   2004        1.237           1.335                 445,295
                                                   2003        1.000           1.237                 172,268

Federated High Yield Portfolio (5/02)              2005        1.270           1.279               1,036,942
                                                   2004        1.172           1.270                 656,484
                                                   2003        0.975           1.172                 367,973
                                                   2002        1.000           0.975                 181,353

Large Cap Portfolio (8/98)                         2005        0.942           1.005               2,523,987
                                                   2004        0.901           0.942               2,835,092
                                                   2003        0.736           0.901               3,126,463
                                                   2002        0.971           0.736               3,285,189
                                                   2001        1.197           0.971               3,571,512
                                                   2000        1.426           1.197               3,346,531
                                                   1999        1.123           1.426                 714,812
                                                   1998        1.000           1.123                   4,881

Mercury Large Cap Core Portfolio (11/98)           2005        0.882           0.971               1,043,015
                                                   2004        0.776           0.882               1,254,585
                                                   2003        0.652           0.776               1,438,069
                                                   2002        0.887           0.652               1,566,894
                                                   2001        1.166           0.887               2,594,224
                                                   2000        1.258           1.166               2,737,747
                                                   1999        1.036           1.258                 525,554
                                                   1998        1.000           1.036                       -

MFS Emerging Growth Portfolio (5/01)               2005        0.733           0.710                       -
                                                   2004        0.662           0.733                  98,143
                                                   2003        0.522           0.662                 141,191
                                                   2002        0.809           0.522                 145,253
                                                   2001        1.000           0.809                  87,450

                        CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    MFS Mid Cap Growth Portfolio (5/00)                                 2005         0.554             0.560            3,306,530
                                                                        2004         0.495             0.554            3,546,165
                                                                        2003         0.368             0.495            4,246,811
                                                                        2002         0.732             0.368            4,329,824
                                                                        2001         0.977             0.732            4,327,602
                                                                        2000         1.000             0.977            1,930,852

    MFS Total Return Portfolio (11/05)                                  2005         1.000             1.010                    -

    MFS Value Portfolio (11/98)                                         2005         1.309             1.368            1,414,398
                                                                        2004         1.149             1.309            1,447,802
                                                                        2003         0.940             1.149            1,389,379
                                                                        2002         1.102             0.940            1,302,063
                                                                        2001         1.112             1.102            1,138,085
                                                                        2000         1.015             1.112              751,345
                                                                        1999         0.985             1.015              305,754
                                                                        1998         1.000             0.985                    -

    Mondrian International Stock Portfolio (7/98)                       2005         0.851             0.915            2,785,691
                                                                        2004         0.749             0.851            2,589,187
                                                                        2003         0.593             0.749            2,447,929
                                                                        2002         0.694             0.593            2,460,214
                                                                        2001         0.958             0.694            2,836,240
                                                                        2000         1.102             0.958            3,161,046
                                                                        1999         0.922             1.102              697,501
                                                                        1998         1.000             0.922               23,016

    Pioneer Fund Portfolio (5/03)                                       2005         1.324             1.377              233,445
                                                                        2004         1.213             1.324               77,143
                                                                        2003         1.000             1.213               16,209

    Pioneer Mid Cap Value Portfolio (5/05)                              2005         1.017             1.085               34,445

    Strategic Equity Portfolio (5/01)                                   2005         0.749             0.750              226,679
                                                                        2004         0.692             0.749              240,579
                                                                        2003         0.532             0.692              220,890
                                                                        2002         0.816             0.532              151,838
                                                                        2001         1.000             0.816              196,430

    Style Focus Series: Small Cap Growth Portfolio (5/05)               2005         1.000             1.140               32,847

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    Style Focus Series: Small Cap Value Portfolio (5/05)                2005         1.010             1.105                8,894

    Travelers Managed Income Portfolio (7/98)                           2005         1.181             1.175            4,814,356
                                                                        2004         1.170             1.181            5,220,418
                                                                        2003         1.099             1.170            5,398,515
                                                                        2002         1.096             1.099            5,399,854
                                                                        2001         1.046             1.096            5,781,643
                                                                        2000         0.987             1.046            3,541,022
                                                                        1999         0.997             0.987              818,644
                                                                        1998         1.000             0.997               14,831

    U.S. Government Securities Portfolio (8/98)                         2005         1.346             1.378            1,967,837
                                                                        2004         1.292             1.346            2,101,484
                                                                        2003         1.280             1.292            2,322,511
                                                                        2002         1.148             1.280            3,244,509
                                                                        2001         1.105             1.148            2,918,731
                                                                        2000         0.984             1.105            2,100,583
                                                                        1999         1.045             0.984              208,167
                                                                        1998         1.000             1.045                    -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (5/04)         2005         0.994             0.999              350,157
                                                                        2004         1.000             0.994              440,902

    Smith Barney Aggressive Growth Portfolio (5/00)                     2005         0.904             0.991            4,062,966
                                                                        2004         0.837             0.904            4,511,623
                                                                        2003         0.634             0.837            4,936,010
                                                                        2002         0.959             0.634            5,464,999
                                                                        2001         1.018             0.959            4,913,657
                                                                        2000         1.000             1.018            1,326,488

    Smith Barney High Income Portfolio (8/98)                           2005         1.051             1.058            2,236,295
                                                                        2004         0.969             1.051            2,316,541
                                                                        2003         0.774             0.969            2,442,970
                                                                        2002         0.815             0.774            2,576,967
                                                                        2001         0.863             0.815            2,307,439
                                                                        2000         0.956             0.863            1,697,909
                                                                        1999         0.949             0.956              522,735
                                                                        1998         1.000             0.949                4,997

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    Smith Barney Large Capitalization Growth Portfolio (8/98)           2005         1.236             1.277            5,824,367
                                                                        2004         1.254             1.236            6,676,140
                                                                        2003         0.866             1.254            6,334,061
                                                                        2002         1.173             0.866            7,036,897
                                                                        2001         1.366             1.173            7,363,662
                                                                        2000         1.495             1.366            5,957,460
                                                                        1999         1.164             1.495            1,314,065
                                                                        1998         1.000             1.164               19,674

    Smith Barney Mid Cap Core Portfolio (5/01)                          2005         1.025             1.090            2,076,223
                                                                        2004         0.946             1.025            2,431,294
                                                                        2003         0.742             0.946            2,662,783
                                                                        2002         0.935             0.742            2,697,675
                                                                        2001         1.000             0.935            1,508,597

    Smith Barney Money Market Portfolio (9/98)                          2005         1.074             1.084            2,599,002
                                                                        2004         1.084             1.074            2,307,197
                                                                        2003         1.097             1.084            2,396,380
                                                                        2002         1.104             1.097            4,725,650
                                                                        2001         1.084             1.104            4,801,332
                                                                        2000         1.041             1.084              934,410
                                                                        1999         1.013             1.041              190,529
                                                                        1998         1.000             1.013                    -

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class II Shares (5/01)                  2005         0.702             0.742               64,562
                                                                        2004         0.669             0.702               74,299
                                                                        2003         0.537             0.669              116,185
                                                                        2002         0.812             0.537              110,067
                                                                        2001         1.000             0.812               74,046

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)        2005         1.088             1.120              703,383
                                                                        2004         0.958             1.088              652,217
                                                                        2003         0.688             0.958              317,197
                                                                        2002         0.942             0.688              375,220
                                                                        2001         1.000             0.942              283,397

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
Variable Insurance Products Fund
    Mid Cap Portfolio - Service Class 2 (5/01)                          2005         1.504             1.742            1,215,436
                                                                        2004         1.229             1.504            1,069,114
                                                                        2003         0.905             1.229              863,241
                                                                        2002         1.025             0.905              800,501
                                                                        2001         1.000             1.025              176,585

Wells Fargo Variable Trust
    Wells Fargo Advantage Multi Cap Value Fund (11/98)                  2005         1.254             1.434              181,899
                                                                        2004         1.094             1.254              193,347
                                                                        2003         0.805             1.094              189,594
                                                                        2002         1.068             0.805              216,085
                                                                        2001         1.044             1.068              256,273
                                                                        2000         0.987             1.044              199,336
                                                                        1999         1.035             0.987               46,628
                                                                        1998         1.000             1.035                5,193

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    Capital Appreciation Fund (7/05)                                    2005         1.039             1.143                   -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (5/01)                      2005         0.994             1.030                   -
                                                                        2004         0.958             0.994                   -
                                                                        2003         0.781             0.958                   -
                                                                        2002         1.142             0.781                   -
                                                                        2001         1.000             1.142                   -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/01)      2005         1.234             1.265              30,322
                                                                        2004         1.131             1.234                   -
                                                                        2003         0.872             1.131                   -
                                                                        2002         1.144             0.872                   -
                                                                        2001         1.000             1.144                   -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/01)       2005         1.031             1.161              10,145
                                                                        2004         0.970             1.031                   -
                                                                        2003         0.802             0.970                   -
                                                                        2002         1.183             0.802                   -
                                                                        2001         1.000             1.183                   -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (5/03)                          2005         1.437             1.607              13,462
                                                                        2004         1.291             1.437                   -
                                                                        2003         1.000             1.291                   -

    Growth Fund - Class 2 Shares (5/03)                                 2005         1.372             1.563             247,540
                                                                        2004         1.244             1.372                   -
                                                                        2003         1.000             1.244                   -

    Growth-Income Fund - Class 2 Shares (5/03)                          2005         1.351             1.403              33,224
                                                                        2004         1.248             1.351                   -
                                                                        2003         1.000             1.248                   -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (7/98)               2005         1.799             2.258                   -
                                                                        2004         1.469             1.799                   -
                                                                        2003         1.048             1.469                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    Credit Suisse Trust Emerging Markets Portfolio  (continued)         2002         1.208             1.048                  -
                                                                        2001         1.000             1.208                  -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (8/98)                    2005         1.910             2.007             56,864
                                                                        2004         1.482             1.910                  -
                                                                        2003         1.128             1.482                  -
                                                                        2002         1.100             1.128                  -
                                                                        2001         1.000             1.100                  -

    Delaware VIP Small Cap Value Series - Standard Class (11/98)        2005         1.833             1.967             61,857
                                                                        2004         1.538             1.833                  -
                                                                        2003         1.105             1.538                  -
                                                                        2002         1.193             1.105                  -
                                                                        2001         1.000             1.193                  -

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (8/98)        2005         1.114             1.141             22,725
                                                                        2004         1.082             1.114                  -
                                                                        2003         0.910             1.082                  -
                                                                        2002         1.115             0.910                  -
                                                                        2001         1.000             1.115                  -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (9/98)                                                       2005         1.325             1.375             54,078
                                                                        2004         1.214             1.325                  -
                                                                        2003         0.940             1.214                  -
                                                                        2002         1.185             0.940                  -
                                                                        2001         1.000             1.185                  -

Franklin Templeton Variable Insurance Products Trust
    Franklin Small-Mid Cap Growth Securities Fund - Class
    2 Shares (12/98)                                                    2005         1.263             1.298                  -
                                                                        2004         1.155             1.263                  -
                                                                        2003         0.858             1.155                  -
                                                                        2002         1.227             0.858                  -
                                                                        2001         1.000             1.227                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    Mutual Shares Securities Fund - Class 2 Shares (5/02)               2005         1.141             1.237              13,013
                                                                        2004         1.033             1.141                   -
                                                                        2003         0.842             1.033                   -
                                                                        2002         1.000             0.842                   -

    Templeton Developing Markets Securities Fund - Class 2
    Shares (7/98)                                                       2005         2.046             2.557              57,436
                                                                        2004         1.673             2.046                   -
                                                                        2003         1.115             1.673                   -
                                                                        2002         1.138             1.115                   -
                                                                        2001         1.000             1.138                   -

    Templeton Foreign Securities Fund - Class 2 Shares (8/98)           2005         1.365             1.475             319,693
                                                                        2004         1.174             1.365                   -
                                                                        2003         0.906             1.174                   -
                                                                        2002         1.134             0.906                   -
                                                                        2001         1.000             1.134                   -

Greenwich Street Series Fund
    Appreciation Portfolio (5/01)                                       2005         1.198             1.225              54,168
                                                                        2004         1.123             1.198                   -
                                                                        2003         0.919             1.123                   -
                                                                        2002         1.136             0.919                   -
                                                                        2001         1.000             1.136                   -

    Fundamental Value Portfolio (5/01)                                  2005         1.306             1.342             243,074
                                                                        2004         1.230             1.306                   -
                                                                        2003         0.905             1.230                   -
                                                                        2002         1.172             0.905                   -
                                                                        2001         1.000             1.172                   -

Janus Aspen Series
    Growth and Income Portfolio - Service Shares (5/00)                 2005         1.146             1.260              18,407
                                                                        2004         1.046             1.146                   -
                                                                        2003         0.864             1.046                   -
                                                                        2002         1.126             0.864                   -
                                                                        2001         1.000             1.126                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    International Growth Portfolio - Service Shares (5/00)              2005         1.310             1.695                   -
                                                                        2004         1.125             1.310                   -
                                                                        2003         0.853             1.125                   -
                                                                        2002         1.171             0.853                   -
                                                                        2001         1.000             1.171                   -

    Mid Cap Growth Portfolio - Service Shares (5/00)                    2005         1.275             1.400               4,792
                                                                        2004         1.079             1.275                   -
                                                                        2003         0.816             1.079                   -
                                                                        2002         1.158             0.816                   -
                                                                        2001         1.000             1.158                   -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                        2005         1.500             1.529                   -
                                                                        2004         1.331             1.500                   -
                                                                        2003         1.000             1.331                   -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                                  2005         1.370             1.387             153,970
                                                                        2004         1.240             1.370                   -
                                                                        2003         1.000             1.240                   -

    Mid-Cap Value Portfolio (5/03)                                      2005         1.527             1.620             129,865
                                                                        2004         1.255             1.527                   -
                                                                        2003         1.000             1.255                   -

Met Investors Series Trust
    Legg Mason Value Equity Portfolio - Class B (11/05)                 2005         0.999             1.044              68,614

    Lord Abbett Growth and Income Portfolio - Class B (11/05)           2005         1.016             1.025               8,121

    Lord Abbett Growth Opportunities Portfolio - Class B (11/05)        2005         1.025             1.033                   -

    Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)               2005         1.004             1.035              30,614

    MFS(R) Research International Portfolio - Class B (11/05)           2005         1.004             1.060                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------------------     ----     -------------     -------------     ---------------
    Neuberger Berman Real Estate Portfolio - Class B (11/05)            2005         1.038             1.075                   -

    PIMCO Inflation Protected Bond Portfolio - Class B (11/05)          2005         0.995             1.000               9,799

    PIMCO Total Return Portfolio - Class B (11/05)                      2005         0.996             1.012              38,161

    Van Kampen Comstock Portfolio - Class B (11/05)                     2005         1.000             1.010                   -

Metropolitan Series Fund
    Salomon Brothers U.S. Government Portfolio - Class B (11/05)        2005         1.000             1.005                   -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/05)                 2005         1.000             0.993             284,232

    Total Return Portfolio - Administrative Class (5/01)                2005         1.136             1.142             683,616
                                                                        2004         1.105             1.136               6,834
                                                                        2003         1.072             1.105                   -
                                                                        2002         1.003             1.072                   -
                                                                        2001         1.000             1.003                   -

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (5/01)            2005         1.163             1.223                   -
                                                                        2004         1.102             1.163                   -
                                                                        2003         0.851             1.102                   -
                                                                        2002         1.233             0.851                   -
                                                                        2001         1.000             1.233                   -

    Putnam VT International Equity Fund - Class IB Shares (5/01)        2005         1.319             1.452                   -
                                                                        2004         1.158             1.319                   -
                                                                        2003         0.918             1.158                   -
                                                                        2002         1.137             0.918                   -
                                                                        2001         1.000             1.137                   -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)             2005         1.777             1.866               1,254
                                                                        2004         1.436             1.777                   -
                                                                        2003         0.978             1.436                   -

                    HarringtonCONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2002        1.221           0.978                   -
                                                               2001        1.000           1.221                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.200           1.224                   -
                                                               2004        1.129           1.200                   -
                                                               2003        0.828           1.129                   -
                                                               2002        1.127           0.828                   -
                                                               2001        1.000           1.127                   -

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.012               5,415

   Investors Fund - Class I (10/98)                            2005        1.201           1.255             200,193
                                                               2004        1.110           1.201                   -
                                                               2003        0.855           1.110                   -
                                                               2002        1.133           0.855                   -
                                                               2001        1.000           1.133                   -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.035                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        0.987           0.966              35,895
                                                               2004        0.974           0.987                   -
                                                               2003        0.804           0.974                   -
                                                               2002        1.000           0.804                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.043           1.077             342,154
                                                               2004        1.000           1.043              47,162

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.070           1.118                   -
                                                               2004        1.000           1.070                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.037           1.053                   -
                                                               2004        1.000           1.037                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.193           1.272                   -
                                                               2004        1.142           1.193                   -
                                                               2003        0.900           1.142                   -
                                                               2002        1.206           0.900                   -
                                                               2001        1.000           1.206                   -

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.503           1.657                   -
                                                               2004        1.316           1.503                   -
                                                               2003        1.003           1.316                   -
                                                               2002        1.194           1.003                   -
                                                               2001        1.000           1.194                   -

   Equity Income Portfolio (5/03)                              2005        1.333           1.365              18,144
                                                               2004        1.237           1.333                   -
                                                               2003        1.000           1.237                   -

   Federated High Yield Portfolio (5/02)                       2005        1.267           1.274              85,933
                                                               2004        1.170           1.267               4,804
                                                               2003        0.975           1.170                   -
                                                               2002        1.000           0.975                   -

   Large Cap Portfolio (8/98)                                  2005        1.100           1.172              30,151
                                                               2004        1.053           1.100                   -
                                                               2003        0.861           1.053                   -
                                                               2002        1.137           0.861                   -
                                                               2001        1.000           1.137                   -

   Mercury Large Cap Core Portfolio (11/98)                    2005        1.141           1.254              29,364
                                                               2004        1.004           1.141                   -
                                                               2003        0.845           1.004                   -
                                                               2002        1.151           0.845                   -
                                                               2001        1.000           1.151                   -

   MFS Emerging Growth Portfolio (5/01)                        2005        1.100           1.067                   -
                                                               2004        0.995           1.100                   -
                                                               2003        0.786           0.995                   -
                                                               2002        1.218           0.786                   -
                                                               2001        1.000           1.218                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
MFS Mid Cap Growth Portfolio (5/00)                            2005        0.922           0.932              23,404
                                                               2004        0.824           0.922                   -
                                                               2003        0.613           0.824                   -
                                                               2002        1.221           0.613                   -
                                                               2001        1.000           1.221                   -

MFS Total Return Portfolio (11/05)                             2005        1.000           1.010              35,787

MFS Value Portfolio (11/98)                                    2005        1.333           1.392              13,686
                                                               2004        1.172           1.333                   -
                                                               2003        0.959           1.172                   -
                                                               2002        1.126           0.959                   -
                                                               2001        1.000           1.126                   -

Mondrian International Stock Portfolio (7/98)                  2005        1.294           1.389             237,397
                                                               2004        1.140           1.294                   -
                                                               2003        0.904           1.140                   -
                                                               2002        1.059           0.904                   -
                                                               2001        1.000           1.059                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.321           1.373               7,397
                                                               2004        1.212           1.321                   -
                                                               2003        1.000           1.212                   -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.017           1.084              56,097

Strategic Equity Portfolio (5/01)                              2005        1.051           1.051             231,842
                                                               2004        0.972           1.051                   -
                                                               2003        0.748           0.972                   -
                                                               2002        1.148           0.748                   -
                                                               2001        1.000           1.148                   -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.139              23,713

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.010           1.105              18,674

Travelers Managed Income Portfolio (7/98)                      2005        1.054           1.048             123,820
                                                               2004        1.045           1.054                   -
                                                               2003        0.982           1.045                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Travelers Managed Income Portfolio  (continued)             2002        0.980           0.982                   -
                                                               2001        1.000           0.980                   -

   U.S. Government Securities Portfolio (8/98)                 2005        1.166           1.193                   -
                                                               2004        1.121           1.166                   -
                                                               2003        1.112           1.121                   -
                                                               2002        0.998           1.112                   -
                                                               2001        1.000           0.998                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.994           0.998                   -
                                                               2004        1.000           0.994                   -

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.139           1.248             200,752
                                                               2004        1.057           1.139                   -
                                                               2003        0.801           1.057                   -
                                                               2002        1.213           0.801                   -
                                                               2001        1.000           1.213                   -

   Smith Barney High Income Portfolio (8/98)                   2005        1.333           1.342              15,446
                                                               2004        1.231           1.333                   -
                                                               2003        0.984           1.231                   -
                                                               2002        1.037           0.984                   -
                                                               2001        1.000           1.037                   -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.241           1.281             100,847
                                                               2004        1.261           1.241                   -
                                                               2003        0.871           1.261                   -
                                                               2002        1.181           0.871                   -
                                                               2001        1.000           1.181                   -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.347           1.431               9,265
                                                               2004        1.244           1.347                   -
                                                               2003        0.978           1.244                   -
                                                               2002        1.232           0.978                   -
                                                               2001        1.000           1.232                   -

   Smith Barney Money Market Portfolio (9/98)                  2005        0.970           0.978              40,470
                                                               2004        0.981           0.970                   -
                                                               2003        0.993           0.981                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Smith Barney Money Market Portfolio  (continued)            2002        1.000           0.993                   -
                                                               2001        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        0.976           1.031               5,195
                                                               2004        0.932           0.976                   -
                                                               2003        0.748           0.932                   -
                                                               2002        1.133           0.748                   -
                                                               2001        1.000           1.133                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.398           1.439               1,506
                                                               2004        1.233           1.398                   -
                                                               2003        0.886           1.233                   -
                                                               2002        1.215           0.886                   -
                                                               2001        1.000           1.215                   -

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.643           1.902              42,979
                                                               2004        1.344           1.643                   -
                                                               2003        0.991           1.344                   -
                                                               2002        1.123           0.991                   -
                                                               2001        1.000           1.123                   -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.397           1.597                   -
                                                               2004        1.220           1.397                   -
                                                               2003        0.899           1.220                   -
                                                               2002        1.193           0.899                   -
                                                               2001        1.000           1.193                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Capital Appreciation Fund (7/05)                            2005        1.039           1.142               18,517

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.989           1.023                6,047
                                                               2004        0.955           0.989                5,892
                                                               2003        0.780           0.955               26,335
                                                               2002        1.142           0.780               23,369
                                                               2001        1.000           1.142                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.228           1.257              377,742
                                                               2004        1.127           1.228              318,980
                                                               2003        0.871           1.127              197,431
                                                               2002        1.144           0.871              145,936
                                                               2001        1.000           1.144                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.026           1.154              358,707
                                                               2004        0.967           1.026              372,106
                                                               2003        0.801           0.967              252,624
                                                               2002        1.182           0.801              306,287
                                                               2001        1.000           1.182                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.433           1.601            1,205,983
                                                               2004        1.290           1.433              685,200
                                                               2003        1.000           1.290               16,096

   Growth Fund - Class 2 Shares (5/03)                         2005        1.369           1.557            4,777,126
                                                               2004        1.242           1.369            2,718,117
                                                               2003        1.000           1.242              440,898

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.348           1.397            4,322,637
                                                               2004        1.247           1.348            2,610,903
                                                               2003        1.000           1.247              228,921

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.791           2.243                9,381
                                                               2004        1.464           1.791               24,806
                                                               2003        1.046           1.464               31,073

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Credit Suisse Trust Emerging Markets Portfolio
   (continued)                                                 2002        1.208           1.046              36,682
                                                               2001        1.000           1.208                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.901           1.995             691,429
                                                               2004        1.477           1.901             499,238
                                                               2003        1.126           1.477             155,002
                                                               2002        1.100           1.126             105,316
                                                               2001        1.000           1.100              12,684

   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.824           1.954             550,419
                                                               2004        1.533           1.824             347,298
                                                               2003        1.103           1.533              94,821
                                                               2002        1.193           1.103                 598
                                                               2001        1.000           1.193                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.109           1.134             356,600
                                                               2004        1.078           1.109             546,932
                                                               2003        0.909           1.078             267,894
                                                               2002        1.114           0.909             212,634
                                                               2001        1.000           1.114              52,192

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.319           1.367             114,605
                                                               2004        1.210           1.319              87,130
                                                               2003        0.938           1.210              88,053
                                                               2002        1.185           0.938              77,768
                                                               2001        1.000           1.185              20,114

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.257           1.290             519,982
                                                               2004        1.151           1.257             452,393
                                                               2003        0.857           1.151              97,960
                                                               2002        1.227           0.857              87,881
                                                               2001        1.000           1.227                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.137           1.230            1,087,650
                                                               2004        1.030           1.137              474,912
                                                               2003        0.841           1.030               78,196
                                                               2002        1.000           0.841               10,962

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        2.036           2.541              536,669
                                                               2004        1.667           2.036              341,968
                                                               2003        1.113           1.667               91,342
                                                               2002        1.138           1.113                1,793
                                                               2001        1.000           1.138                    -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.358           1.465            2,958,188
                                                               2004        1.170           1.358            1,605,597
                                                               2003        0.904           1.170              116,592
                                                               2002        1.133           0.904               32,833
                                                               2001        1.000           1.133                    -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.192           1.218            2,010,521
                                                               2004        1.119           1.192            1,437,614
                                                               2003        0.917           1.119              318,569
                                                               2002        1.136           0.917               57,650
                                                               2001        1.000           1.136                    -

   Fundamental Value Portfolio (5/01)                          2005        1.299           1.333              997,711
                                                               2004        1.226           1.299              643,775
                                                               2003        0.903           1.226              146,609
                                                               2002        1.172           0.903              109,611
                                                               2001        1.000           1.172               60,860

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.141           1.252               14,489
                                                               2004        1.043           1.141                    -
                                                               2003        0.862           1.043                    -
                                                               2002        1.126           0.862                    -
                                                               2001        1.000           1.126                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   International Growth Portfolio - Service Shares (5/00)      2005        1.303           1.684                2,700
                                                               2004        1.121           1.303                2,838
                                                               2003        0.851           1.121                    -
                                                               2002        1.171           0.851                    -
                                                               2001        1.000           1.171                    -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.268           1.391              181,876
                                                               2004        1.075           1.268              172,409
                                                               2003        0.815           1.075               21,208
                                                               2002        1.157           0.815                    -
                                                               2001        1.000           1.157                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.496           1.523              341,429
                                                               2004        1.330           1.496              223,938
                                                               2003        1.000           1.330               24,476

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.366           1.382            2,127,603
                                                               2004        1.239           1.366            1,470,144
                                                               2003        1.000           1.239              112,259

   Mid-Cap Value Portfolio (5/03)                              2005        1.523           1.614            1,809,381
                                                               2004        1.254           1.523            1,156,768
                                                               2003        1.000           1.254              265,680

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999           1.044              162,888

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016           1.025               10,691

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025           1.033               52,008

   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004           1.035                7,948

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004           1.060                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038           1.074               11,675
   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995           1.000               53,160

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996           1.011              226,130

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000           1.009               44,643

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.005                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.992              830,703

   Total Return Portfolio - Administrative Class (5/01)        2005        1.131           1.134            7,741,263
                                                               2004        1.101           1.131            5,249,767
                                                               2003        1.070           1.101              878,853
                                                               2002        1.002           1.070              603,634
                                                               2001        1.000           1.002              142,712

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.157           1.215                    -
                                                               2004        1.099           1.157                    -
                                                               2003        0.850           1.099                    -
                                                               2002        1.233           0.850                    -
                                                               2001        1.000           1.233                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.313           1.442              125,550
                                                               2004        1.154           1.313              115,303
                                                               2003        0.917           1.154              230,770
                                                               2002        1.137           0.917              129,081
                                                               2001        1.000           1.137               27,332

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.769           1.854               89,290
                                                               2004        1.431           1.769               44,740
                                                               2003        0.976           1.431               25,653

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2002        1.220           0.976                8,644
                                                               2001        1.000           1.220                6,625

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.194           1.216              240,955
                                                               2004        1.126           1.194              227,634
                                                               2003        0.827           1.126               55,203
                                                               2002        1.127           0.827               66,953
                                                               2001        1.000           1.127               41,655

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.012               15,787

   Investors Fund - Class I (10/98)                            2005        1.196           1.247              639,084
                                                               2004        1.106           1.196              471,609
                                                               2003        0.854           1.106              326,602
                                                               2002        1.133           0.854              271,336
                                                               2001        1.000           1.133               80,548

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.035               21,119

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        0.983           0.961              346,514
                                                               2004        0.971           0.983              172,893
                                                               2003        0.803           0.971               27,528
                                                               2002        1.000           0.803                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.042           1.074            1,507,650
                                                               2004        1.000           1.042            1,606,064

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.069           1.116              631,168
                                                               2004        1.000           1.069              423,365

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.036           1.051              174,324
                                                               2004        1.000           1.036               68,856

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.187           1.264               27,311
                                                               2004        1.138           1.187               56,973
                                                               2003        0.899           1.138               45,259
                                                               2002        1.206           0.899                2,406
                                                               2001        1.000           1.206                    -

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.495           1.646                    -
                                                               2004        1.311           1.495                    -
                                                               2003        1.001           1.311                    -
                                                               2002        1.193           1.001                    -
                                                               2001        1.000           1.193                    -

   Equity Income Portfolio (5/03)                              2005        1.329           1.360              477,158
                                                               2004        1.235           1.329              248,139
                                                               2003        1.000           1.235               21,934

   Federated High Yield Portfolio (5/02)                       2005        1.262           1.267            1,380,980
                                                               2004        1.167           1.262            1,157,055
                                                               2003        0.974           1.167              136,049
                                                               2002        1.000           0.974               24,257

   Large Cap Portfolio (8/98)                                  2005        1.094           1.165              744,745
                                                               2004        1.049           1.094              162,310
                                                               2003        0.859           1.049               20,618
                                                               2002        1.137           0.859               21,372
                                                               2001        1.000           1.137                    -

   Mercury Large Cap Core Portfolio (11/98)                    2005        1.136           1.246               34,099
                                                               2004        1.001           1.136                    -
                                                               2003        0.843           1.001                    -
                                                               2002        1.151           0.843                    -
                                                               2001        1.000           1.151                    -

   MFS Emerging Growth Portfolio (5/01)                        2005        1.095           1.061                    -
                                                               2004        0.992           1.095               31,610
                                                               2003        0.784           0.992               24,105
                                                               2002        1.218           0.784                    -
                                                               2001        1.000           1.218                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT   UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF     END OF YEAR       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR                            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
MFS Mid Cap Growth Portfolio (5/00)                            2005        0.917           0.926              587,021
                                                               2004        0.821           0.917              308,078
                                                               2003        0.612           0.821              277,040
                                                               2002        1.221           0.612              291,957
                                                               2001        1.000           1.221                    -

MFS Total Return Portfolio (11/05)                             2005        1.000           1.009                    -

MFS Value Portfolio (11/98)                                    2005        1.326           1.383              672,768
                                                               2004        1.168           1.326              405,792
                                                               2003        0.957           1.168              218,389
                                                               2002        1.125           0.957              158,316
                                                               2001        1.000           1.125                    -

Mondrian International Stock Portfolio (7/98)                  2005        1.287           1.381            1,471,565
                                                               2004        1.136           1.287            1,262,239
                                                               2003        0.902           1.136              420,351
                                                               2002        1.058           0.902              324,651
                                                               2001        1.000           1.058                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.318           1.368              123,750
                                                               2004        1.211           1.318               52,216
                                                               2003        1.000           1.211               41,592

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.017           1.083              200,348

Strategic Equity Portfolio (5/01)                              2005        1.045           1.045               89,988
                                                               2004        0.969           1.045               30,947
                                                               2003        0.746           0.969               94,251
                                                               2002        1.147           0.746                    -
                                                               2001        1.000           1.147                    -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.138               97,666

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.010           1.104               21,579

Travelers Managed Income Portfolio (7/98)                      2005        1.049           1.041            2,697,256
                                                               2004        1.041           1.049            2,089,192
                                                               2003        0.981           1.041              668,862

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Travelers Managed Income Portfolio  (continued)             2002        0.980           0.981                 779,899
                                                               2001        1.000           0.980                  29,869

   U.S. Government Securities Portfolio (8/98)                 2005        1.161           1.186                 692,215
                                                               2004        1.117           1.161                 526,962
                                                               2003        1.110           1.117                  19,379
                                                               2002        0.998           1.110                   2,026
                                                               2001        1.000           0.998                   1,884
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.993           0.995                 697,325
                                                               2004        1.000           0.993                 663,220

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.134           1.240               1,343,471
                                                               2004        1.053           1.134                 963,379
                                                               2003        0.799           1.053                 376,618
                                                               2002        1.212           0.799                 117,751
                                                               2001        1.000           1.212                  78,988
   Smith Barney High Income Portfolio (8/98)                   2005        1.327           1.333                 233,529
                                                               2004        1.227           1.327                 177,937
                                                               2003        0.982           1.227                   7,726
                                                               2002        1.037           0.982                       -
                                                               2001        1.000           1.037                  12,607

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.235           1.273               1,390,101
                                                               2004        1.257           1.235                 971,830
                                                               2003        0.870           1.257                 230,264
                                                               2002        1.181           0.870                  21,795
                                                               2001        1.000           1.181                  11,592
   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.341           1.422                 409,830
                                                               2004        1.240           1.341                 272,178
                                                               2003        0.976           1.240                 183,618
                                                               2002        1.232           0.976                 102,369
                                                               2001        1.000           1.232                  19,553
   Smith Barney Money Market Portfolio (9/98)                  2005        0.965           0.972               2,177,218
                                                               2004        0.977           0.965               1,696,694
                                                               2003        0.992           0.977                 153,275

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio  (continued)            2002        1.000           0.992                 163,483
                                                               2001        1.000           1.000                   6,150

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        0.972           1.024                 109,275
                                                               2004        0.929           0.972                  39,653
                                                               2003        0.747           0.929                  59,685
                                                               2002        1.133           0.747                       -
                                                               2001        1.000           1.133                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.391           1.429                 194,245
                                                               2004        1.229           1.391                 111,921
                                                               2003        0.884           1.229                  60,043
                                                               2002        1.214           0.884                  38,080
                                                               2001        1.000           1.214                       -

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.635           1.890                 587,657
                                                               2004        1.339           1.635                 369,341
                                                               2003        0.989           1.339                  94,573
                                                               2002        1.123           0.989                       -
                                                               2001        1.000           1.123                       -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.391           1.587                       -
                                                               2004        1.216           1.391                       -
                                                               2003        0.897           1.216                       -
                                                               2002        1.193           0.897                       -
                                                               2001        1.000           1.193                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (7/05)                            2005        1.039           1.141                  24,826

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.150           1.189                       -
                                                               2004        1.111           1.150                       -
                                                               2003        1.000           1.111                       -
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.218           1.246                  89,844
                                                               2004        1.119           1.218                       -
                                                               2003        1.000           1.119                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.158           1.301                   9,756
                                                               2004        1.092           1.158                       -
                                                               2003        1.000           1.092                       -
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.318           1.471                 554,233
                                                               2004        1.187           1.318                       -
                                                               2003        1.000           1.187                       -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.264           1.437               1,590,979
                                                               2004        1.148           1.264                       -
                                                               2003        1.000           1.148                       -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.238           1.281                 945,675
                                                               2004        1.146           1.238                       -
                                                               2003        1.000           1.146                       -
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.494           1.870                       -
                                                               2004        1.223           1.494                       -
                                                               2003        1.000           1.223                       -
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.468           1.540                 217,494
                                                               2004        1.142           1.468                       -
                                                               2003        1.000           1.142                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.411           1.511                 202,105
                                                               2004        1.187           1.411                       -
                                                               2003        1.000           1.187                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.142           1.166                 193,801
                                                               2004        1.112           1.142                       -
                                                               2003        1.000           1.112                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.250           1.294                  32,516
                                                               2004        1.148           1.250                       -
                                                               2003        1.000           1.148                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.300           1.332                   7,991
                                                               2004        1.192           1.300                       -
                                                               2003        1.000           1.192                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.230           1.331                 260,881
                                                               2004        1.117           1.230                       -
                                                               2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.540           1.920                 239,200
                                                               2004        1.262           1.540                       -
                                                               2003        1.000           1.262                       -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.362           1.468                 590,563
                                                               2004        1.175           1.362                       -
                                                               2003        1.000           1.175                       -
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.191           1.215                 379,955
                                                               2004        1.119           1.191                       -
                                                               2003        1.000           1.119                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Fundamental Value Portfolio (5/01)                          2005        1.237           1.268                  56,599
                                                               2004        1.168           1.237                       -
                                                               2003        1.000           1.168                       -

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.226           1.344                   2,739
                                                               2004        1.122           1.226                       -
                                                               2003        1.000           1.122                       -

   International Growth Portfolio - Service Shares (5/00)      2005        1.417           1.829                       -
                                                               2004        1.220           1.417                       -
                                                               2003        1.000           1.220                       -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.345           1.474                  11,782
                                                               2004        1.141           1.345                       -
                                                               2003        1.000           1.141                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.318           1.341                 184,633
                                                               2004        1.172           1.318                       -
                                                               2003        1.000           1.172                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.256           1.269                 466,328
                                                               2004        1.140           1.256                       -
                                                               2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.402           1.484                 469,865
                                                               2004        1.155           1.402                       -
                                                               2003        1.000           1.155                       -
Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999           1.044                 257,610
   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016           1.024                  77,563

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025           1.033                  24,535

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004           1.035                  45,610

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004           1.060                  15,443

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038           1.074                  41,367

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995           0.999                  74,791

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996           1.011                 249,215

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000           1.009                       -

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.005                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.991                 313,277

   Total Return Portfolio - Administrative Class (5/01)        2005        1.051           1.053               1,314,689
                                                               2004        1.024           1.051                       -
                                                               2003        1.000           1.024                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.184           1.243                       -
                                                               2004        1.125           1.184                       -
                                                               2003        1.000           1.125                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.341           1.472                       -
                                                               2004        1.180           1.341                       -
                                                               2003        1.000           1.180                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.526           1.598                  33,557
                                                               2004        1.236           1.526                       -
                                                               2003        1.000           1.236                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.239           1.261                       -
                                                               2004        1.169           1.239                       -
                                                               2003        1.000           1.169                       -

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.011                       -

   Investors Fund - Class I (10/98)                            2005        1.238           1.290                 105,233
                                                               2004        1.146           1.238                       -
                                                               2003        1.000           1.146                       -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.035                   2,309

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        1.113           1.087                 117,085
                                                               2004        1.101           1.113                       -
                                                               2003        1.000           1.101                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.041           1.072                 227,642
                                                               2004        1.000           1.041                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.068           1.114                  20,222
                                                               2004        1.000           1.068                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.035           1.049                       -
                                                               2004        1.000           1.035                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.184           1.259                       -
                                                               2004        1.136           1.184                       -
                                                               2003        1.000           1.136                       -

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.335           1.468                       -
                                                               2004        1.172           1.335                       -
                                                               2003        1.000           1.172                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Equity Income Portfolio (5/03)                              2005        1.217           1.243                 219,073
                                                               2004        1.132           1.217                       -
                                                               2003        1.000           1.132                       -

   Federated High Yield Portfolio (5/02)                       2005        1.177           1.181                 273,140
                                                               2004        1.090           1.177                       -
                                                               2003        1.000           1.090                       -

   Large Cap Portfolio (8/98)                                  2005        1.170           1.244                 107,824
                                                               2004        1.123           1.170                       -
                                                               2003        1.000           1.123                       -

   Mercury Large Cap Core Portfolio (11/98)                    2005        1.235           1.353                  26,541
                                                               2004        1.089           1.235                       -
                                                               2003        1.000           1.089                       -

   MFS Emerging Growth Portfolio (5/01)                        2005        1.218           1.181                       -
                                                               2004        1.105           1.218                       -
                                                               2003        1.000           1.105                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.263           1.273                  99,117
                                                               2004        1.131           1.263                       -
                                                               2003        1.000           1.131                       -

   MFS Total Return Portfolio (11/05)                          2005        1.000           1.009                       -

   MFS Value Portfolio (11/98)                                 2005        1.297           1.351                 292,838
                                                               2004        1.143           1.297                       -
                                                               2003        1.000           1.143                       -

   Mondrian International Stock Portfolio (7/98)               2005        1.311           1.405                 443,836
                                                               2004        1.158           1.311                       -
                                                               2003        1.000           1.158                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.225           1.270                  82,147
                                                               2004        1.126           1.225                       -
                                                               2003        1.000           1.126                       -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.017           1.083                 103,612

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (5/01)                           2005        1.203           1.201                  11,701
                                                               2004        1.116           1.203                       -
                                                               2003        1.000           1.116                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.137                  56,518

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.010           1.103                  42,878

   Travelers Managed Income Portfolio (7/98)                   2005        1.035           1.026                 468,386
                                                               2004        1.029           1.035                       -
                                                               2003        1.000           1.029                       -

   U.S. Government Securities Portfolio (8/98)                 2005        1.064           1.086                 229,362
                                                               2004        1.025           1.064                       -
                                                               2003        1.000           1.025                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.992           0.993                  23,495
                                                               2004        1.000           0.992                       -

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.221           1.334                 422,885
                                                               2004        1.135           1.221                       -
                                                               2003        1.000           1.135                       -

   Smith Barney High Income Portfolio (8/98)                   2005        1.189           1.194                   9,334
                                                               2004        1.101           1.189                       -
                                                               2003        1.000           1.101                       -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.147           1.180                 210,960
                                                               2004        1.168           1.147                       -
                                                               2003        1.000           1.168                       -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.251           1.325                  77,246
                                                               2004        1.158           1.251                       -
                                                               2003        1.000           1.158                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio (9/98)                  2005        0.981           0.986                 332,901
                                                               2004        0.994           0.981                       -
                                                               2003        1.000           0.994                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        1.164           1.225                  53,189
                                                               2004        1.114           1.164                       -
                                                               2003        1.000           1.114                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.395           1.432                  18,068
                                                               2004        1.234           1.395                       -
                                                               2003        1.000           1.234                       -

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.460           1.686                 218,092
                                                               2004        1.197           1.460                       -
                                                               2003        1.000           1.197                       -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.368           1.560                       -
                                                               2004        1.198           1.368                       -
                                                               2003        1.000           1.198                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (7/05)                            2005        1.038           1.141                   3,462

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.305           1.348                       -
                                                               2004        1.262           1.305                       -
                                                               2003        1.000           1.262                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.446           1.479                 500,512
                                                               2004        1.329           1.446                 339,894
                                                               2003        1.000           1.329                  44,656

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.324           1.487                 417,797
                                                               2004        1.250           1.324                 363,649
                                                               2003        1.000           1.250                  61,353

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.430           1.595               2,180,303
                                                               2004        1.288           1.430               1,436,785
                                                               2003        1.000           1.288                 395,571

   Growth Fund - Class 2 Shares (5/03)                         2005        1.365           1.551              11,546,811
                                                               2004        1.241           1.365               7,672,515
                                                               2003        1.000           1.241               1,697,642

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.345           1.392              11,953,228
                                                               2004        1.246           1.345               8,198,813
                                                               2003        1.000           1.246               1,426,754

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.762           2.204                       -
                                                               2004        1.442           1.762                       -
                                                               2003        1.000           1.442                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.753           1.837               1,186,932
                                                               2004        1.364           1.753                 862,854
                                                               2003        1.000           1.364                 204,225

   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.731           1.852               1,190,789
                                                               2004        1.458           1.731                 832,885
                                                               2003        1.000           1.458                 139,725

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.275           1.301                 648,208
                                                               2004        1.241           1.275                 624,758
                                                               2003        1.000           1.241                 539,625

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.467           1.517                 684,535
                                                               2004        1.347           1.467                 658,601
                                                               2003        1.000           1.347                 174,872

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.526           1.564                 644,049
                                                               2004        1.400           1.526                 613,217
                                                               2003        1.000           1.400                 172,309

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.391           1.504               2,057,791
                                                               2004        1.263           1.391               1,411,158
                                                               2003        1.000           1.263                 725,735
   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.846           2.300                 983,029
                                                               2004        1.513           1.846                 666,336
                                                               2003        1.000           1.513                 118,921
   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.561           1.681               5,738,313
                                                               2004        1.347           1.561               3,831,416
                                                               2003        1.000           1.347                 512,208

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.338           1.364               1,760,226
                                                               2004        1.257           1.338               1,420,043
                                                               2003        1.000           1.257                 995,312

   Fundamental Value Portfolio (5/01)                          2005        1.503           1.540               1,131,059
                                                               2004        1.420           1.503               1,227,370
                                                               2003        1.000           1.420                 400,792
Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.359           1.490                  33,756
                                                               2004        1.245           1.359                  21,320
                                                               2003        1.000           1.245                  15,437

   International Growth Portfolio - Service Shares (5/00)      2005        1.634           2.108                  42,003
                                                               2004        1.408           1.634                  43,228
                                                               2003        1.000           1.408                  44,569

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.592           1.744                 281,902
                                                               2004        1.351           1.592                 249,772
                                                               2003        1.000           1.351                  69,951

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492           1.517                  64,132
                                                               2004        1.328           1.492                  33,440
                                                               2003        1.000           1.328                   9,053

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363           1.376               2,377,423
                                                               2004        1.237           1.363               1,932,443
                                                               2003        1.000           1.237                 265,654

   Mid-Cap Value Portfolio (5/03)                              2005        1.519           1.608               2,417,660
                                                               2004        1.252           1.519               1,977,099
                                                               2003        1.000           1.252                 293,361
Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999           1.044                 319,274

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016           1.024                  38,427

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025           1.032                 186,140
   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004           1.035                 209,084
   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004           1.060                       -
   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038           1.074                       -
   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995           0.999                 262,965

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996           1.011                 578,053

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000           1.009                       -

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.005                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.991               2,170,084

   Total Return Portfolio - Administrative Class (5/01)        2005        1.048           1.050              12,956,621
                                                               2004        1.022           1.048               9,937,145
                                                               2003        1.000           1.022               2,441,513

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.402           1.470                       -
                                                               2004        1.333           1.402                       -
                                                               2003        1.000           1.333                       -
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.510           1.657                 189,867
                                                               2004        1.329           1.510                 181,088
                                                               2003        1.000           1.329                 291,843

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.902           1.991                 234,904
                                                               2004        1.541           1.902                 230,218
                                                               2003        1.000           1.541                  54,749

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.484           1.509                 397,555
                                                               2004        1.401           1.484                 365,474
                                                               2003        1.000           1.401                 196,088

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.011                       -

   Investors Fund - Class I (10/98)                            2005        1.447           1.507                 783,337
                                                               2004        1.341           1.447                 700,208
                                                               2003        1.000           1.341                 455,626

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.035                 163,714

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        1.265           1.235                 223,690
                                                               2004        1.252           1.265                 191,228
                                                               2003        1.000           1.252                  38,240

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.041           1.071               5,820,664
                                                               2004        1.000           1.041               4,540,984

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.068           1.113                 698,017
                                                               2004        1.000           1.068                 411,757

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.035           1.048                 254,157
                                                               2004        1.000           1.035                 194,396

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.352           1.437                 166,917
                                                               2004        1.298           1.352                 133,585
                                                               2003        1.000           1.298                 227,525

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.555           1.710                       -
                                                               2004        1.366           1.555                       -
                                                               2003        1.000           1.366                       -

   Equity Income Portfolio (5/03)                              2005        1.326           1.354                 824,623
                                                               2004        1.234           1.326                 695,099
                                                               2003        1.000           1.234                 280,578

   Federated High Yield Portfolio (5/02)                       2005        1.280           1.284               1,409,385
                                                               2004        1.186           1.280               1,156,647
                                                               2003        1.000           1.186                 307,785

   Large Cap Portfolio (8/98)                                  2005        1.308           1.390                 351,972
                                                               2004        1.256           1.308                 428,715
                                                               2003        1.000           1.256                 111,403

   Mercury Large Cap Core Portfolio (11/98)                    2005        1.400           1.534                 161,959
                                                               2004        1.236           1.400                  81,610
                                                               2003        1.000           1.236                 114,603

   MFS Emerging Growth Portfolio (5/01)                        2005        1.412           1.368                       -
                                                               2004        1.281           1.412                  26,385
                                                               2003        1.000           1.281                  17,666

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.506           1.517                 699,942
                                                               2004        1.350           1.506                 428,145
                                                               2003        1.000           1.350                 186,774

   MFS Total Return Portfolio (11/05)                          2005        1.000           1.009                       -

   MFS Value Portfolio (11/98)                                 2005        1.452           1.511                 886,346
                                                               2004        1.280           1.452                 563,033
                                                               2003        1.000           1.280                 195,353
   Mondrian International Stock Portfolio (7/98)               2005        1.492           1.597               1,548,098
                                                               2004        1.318           1.492               1,247,579
                                                               2003        1.000           1.318                 286,204
   Pioneer Fund Portfolio (5/03)                               2005        1.315           1.363                 235,619
                                                               2004        1.210           1.315                 115,354
                                                               2003        1.000           1.210                  19,011

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.017             1.082               71,193

   Strategic Equity Portfolio (5/01)                           2005        1.415             1.412              127,628
                                                               2004        1.313             1.415              119,891
                                                               2003        1.000             1.313               30,738

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.137               69,504

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.010             1.103              151,468

   Travelers Managed Income Portfolio (7/98)                   2005        1.061             1.051            5,341,643
                                                               2004        1.055             1.061            3,048,678
                                                               2003        1.000             1.055              616,495

   U.S. Government Securities Portfolio (8/98)                 2005        1.045             1.066              857,352
                                                               2004        1.007             1.045              791,861
                                                               2003        1.000             1.007              207,601

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.992             0.993              473,541
                                                               2004        1.000             0.992              571,662

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.445             1.578            2,584,055
                                                               2004        1.345             1.445            2,048,884
                                                               2003        1.000             1.345              841,298

   Smith Barney High Income Portfolio (8/98)                   2005        1.321             1.325              650,100
                                                               2004        1.223             1.321              540,901
                                                               2003        1.000             1.223              209,324

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.429             1.470            2,053,884
                                                               2004        1.456             1.429            2,142,103
                                                               2003        1.000             1.456              497,899

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.427             1.511            2,412,982
                                                               2004        1.322             1.427            1,967,950
                                                               2003        1.000             1.322              355,927

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Smith Barney Money Market Portfolio (9/98)                  2005        0.973             0.978            1,946,289
                                                               2004        0.986             0.973            1,827,805
                                                               2003        1.000             0.986              485,286

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        1.306             1.375               77,358
                                                               2004        1.251             1.306               35,342
                                                               2003        1.000             1.251                6,766

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.629             1.671              887,317
                                                               2004        1.441             1.629              664,957
                                                               2003        1.000             1.441               34,420

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.718             1.983              664,690
                                                               2004        1.409             1.718              551,598
                                                               2003        1.000             1.409              221,008

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.657             1.887                    -
                                                               2004        1.451             1.657                    -
                                                               2003        1.000             1.451                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Capital Appreciation Fund (7/05)                            2005        1.038             1.140                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.302             1.344                    -
                                                               2004        1.261             1.302                    -
                                                               2003        1.000             1.261                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.443             1.474               56,912
                                                               2004        1.328             1.443                1,393
                                                               2003        1.000             1.328                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.321             1.482               72,176
                                                               2004        1.249             1.321                    -
                                                               2003        1.000             1.249                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.427             1.590              385,997
                                                               2004        1.287             1.427                4,101
                                                               2003        1.000             1.287                    -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.363             1.547            1,275,829
                                                               2004        1.240             1.363                    -
                                                               2003        1.000             1.240                    -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.342             1.388            1,268,159
                                                               2004        1.245             1.342                    -
                                                               2003        1.000             1.245                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.758             2.197                    -
                                                               2004        1.441             1.758                    -
                                                               2003        1.000             1.441                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.750             1.832              200,562
                                                               2004        1.363             1.750                2,245
                                                               2003        1.000             1.363                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.728             1.847              104,418
                                                               2004        1.456             1.728                    -
                                                               2003        1.000             1.456                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.273             1.298               56,440
                                                               2004        1.240             1.273                    -
                                                               2003        1.000             1.240                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.464             1.513               90,674
                                                               2004        1.346             1.464                    -
                                                               2003        1.000             1.346                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.523             1.559                3,995
                                                               2004        1.399             1.523                    -
                                                               2003        1.000             1.399                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.389             1.500              261,017
                                                               2004        1.262             1.389                2,108
                                                               2003        1.000             1.262                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.842             2.293              224,038
                                                               2004        1.512             1.842                  376
                                                               2003        1.000             1.512                    -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.558             1.677              739,250
                                                               2004        1.346             1.558                2,280
                                                               2003        1.000             1.346                    -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.335             1.360              296,566
                                                               2004        1.256             1.335               23,557
                                                               2003        1.000             1.256               22,135

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Fundamental Value Portfolio (5/01)                          2005        1.500             1.535              126,921
                                                               2004        1.419             1.500                    -
                                                               2003        1.000             1.419                    -

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.357             1.486                8,837
                                                               2004        1.244             1.357                    -
                                                               2003        1.000             1.244                    -

   International Growth Portfolio - Service Shares (5/00)      2005        1.631             2.102                    -
                                                               2004        1.407             1.631                    -
                                                               2003        1.000             1.407                    -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.589             1.739                4,163
                                                               2004        1.350             1.589                    -
                                                               2003        1.000             1.350                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.490             1.513               24,434
                                                               2004        1.327             1.490                    -
                                                               2003        1.000             1.327                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.361             1.372              475,034
                                                               2004        1.237             1.361                4,929
                                                               2003        1.000             1.237                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.517             1.603              161,072
                                                               2004        1.252             1.517                  689
                                                               2003        1.000             1.252                    -

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999             1.044              202,598

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016             1.024               31,072

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025             1.032               58,873

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004             1.035               42,243

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004             1.060                8,514

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038             1.074               12,825

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995             0.999               84,624

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996             1.011              125,580

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000             1.009                5,850

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000             1.005                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000             0.990              334,767

   Total Return Portfolio - Administrative Class (5/01)        2005        1.047             1.047            1,497,300
                                                               2004        1.022             1.047                6,618
                                                               2003        1.000             1.022                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.399             1.466                    -
                                                               2004        1.332             1.399                    -
                                                               2003        1.000             1.332                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.507             1.652                    -
                                                               2004        1.328             1.507                    -
                                                               2003        1.000             1.328                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.899             1.985               22,378
                                                               2004        1.540             1.899                    -
                                                               2003        1.000             1.540                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.481             1.505                    -
                                                               2004        1.400             1.481                    -
                                                               2003        1.000             1.400                    -

   High Yield Bond Fund - Class I (11/05)                      2005        1.004             1.011               26,193

   Investors Fund - Class I (10/98)                            2005        1.444             1.503               91,137
                                                               2004        1.340             1.444                    -
                                                               2003        1.000             1.340                    -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000             1.035               20,508

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        1.263             1.231              263,601
                                                               2004        1.251             1.263                2,811
                                                               2003        1.000             1.251                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.040             1.070              648,760
                                                               2004        1.000             1.040                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.067             1.111               44,269
                                                               2004        1.000             1.067                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.034             1.046              112,709
                                                               2004        1.000             1.034                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.349             1.433                4,407
                                                               2004        1.297             1.349                    -
                                                               2003        1.000             1.297                    -

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.552             1.705                    -
                                                               2004        1.365             1.552                    -
                                                               2003        1.000             1.365                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Equity Income Portfolio (5/03)                              2005        1.324             1.351              282,842
                                                               2004        1.233             1.324                    -
                                                               2003        1.000             1.233                    -

   Federated High Yield Portfolio (5/02)                       2005        1.278             1.280              211,133
                                                               2004        1.185             1.278                3,344
                                                               2003        1.000             1.185                    -

   Large Cap Portfolio (8/98)                                  2005        1.305             1.386               83,586
                                                               2004        1.255             1.305                    -
                                                               2003        1.000             1.255                    -

   Mercury Large Cap Core Portfolio (11/98)                    2005        1.398             1.530               34,994
                                                               2004        1.235             1.398                    -
                                                               2003        1.000             1.235                    -

   MFS Emerging Growth Portfolio (5/01)                        2005        1.409             1.365                    -
                                                               2004        1.280             1.409                    -
                                                               2003        1.000             1.280                    -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.503             1.513              123,051
                                                               2004        1.348             1.503                    -
                                                               2003        1.000             1.348                    -

   MFS Total Return Portfolio (11/05)                          2005        1.000             1.009               46,315

   MFS Value Portfolio (11/98)                                 2005        1.449             1.507              123,752
                                                               2004        1.279             1.449                    -
                                                               2003        1.000             1.279                    -

   Mondrian International Stock Portfolio (7/98)               2005        1.489             1.593              129,123
                                                               2004        1.317             1.489                    -
                                                               2003        1.000             1.317                    -

   Pioneer Fund Portfolio (5/03)                               2005        1.313             1.359               17,975
                                                               2004        1.209             1.313                    -
                                                               2003        1.000             1.209                    -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.017             1.081               70,058

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Strategic Equity Portfolio (5/01)                           2005        1.412             1.408                7,467
                                                               2004        1.312             1.412                    -
                                                               2003        1.000             1.312                    -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.136              145,305

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.010             1.102              106,910

   Travelers Managed Income Portfolio (7/98)                   2005        1.059             1.048              633,079
                                                               2004        1.054             1.059                    -
                                                               2003        1.000             1.054                    -

   U.S. Government Securities Portfolio (8/98)                 2005        1.043             1.063              183,038
                                                               2004        1.006             1.043                    -
                                                               2003        1.000             1.006                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.991             0.991                  934
                                                               2004        1.000             0.991                    -

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.443             1.573              362,729
                                                               2004        1.343             1.443                1,023
                                                               2003        1.000             1.343                    -

   Smith Barney High Income Portfolio (8/98)                   2005        1.319             1.322              172,694
                                                               2004        1.222             1.319                    -
                                                               2003        1.000             1.222                    -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.426             1.466              218,810
                                                               2004        1.455             1.426                    -
                                                               2003        1.000             1.455                    -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.424             1.507              205,321
                                                               2004        1.321             1.424                  834
                                                               2003        1.000             1.321                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (9/98)                  2005        0.971           0.975              863,332
                                                               2004        0.985           0.971                    -
                                                               2003        1.000           0.985                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        1.304           1.371               28,762
                                                               2004        1.250           1.304                    -
                                                               2003        1.000           1.250                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.626           1.666               31,075
                                                               2004        1.440           1.626                  854
                                                               2003        1.000           1.440                    -

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.715           1.977              156,894
                                                               2004        1.408           1.715                    -
                                                               2003        1.000           1.408                    -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.653           1.882                    -
                                                               2004        1.450           1.653                    -
                                                               2003        1.000           1.450                    -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Capital Appreciation Fund (7/05)                            2005        1.038           1.139                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.146           1.182                 -
                                                               2004        1.110           1.146                 -
                                                               2003        1.000           1.110                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.214           1.239                 -
                                                               2004        1.118           1.214                 -
                                                               2003        1.000           1.118                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.154           1.293                 -
                                                               2004        1.091           1.154                 -
                                                               2003        1.000           1.091                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.313           1.462                 -
                                                               2004        1.186           1.313                 -
                                                               2003        1.000           1.186                 -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.259           1.428                 -
                                                               2004        1.147           1.259                 -
                                                               2003        1.000           1.147                 -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.233           1.274                 -
                                                               2004        1.145           1.233                 -
                                                               2003        1.000           1.145                 -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.489           1.859                 -
                                                               2004        1.222           1.489                 -
                                                               2003        1.000           1.222                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.463              1.530               7,560
                                                               2004        1.141              1.463                   -
                                                               2003        1.000              1.141                   -

   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.406              1.502              15,483
                                                               2004        1.186              1.406                   -
                                                               2003        1.000              1.186                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.138              1.159              59,174
                                                               2004        1.110              1.138                   -
                                                               2003        1.000              1.110                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.246              1.286                   -
                                                               2004        1.147              1.246                   -
                                                               2003        1.000              1.147                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.295              1.324                   -
                                                               2004        1.191              1.295                   -
                                                               2003        1.000              1.191                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.226              1.323                   -
                                                               2004        1.116              1.226                   -
                                                               2003        1.000              1.116                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.535              1.908               6,702
                                                               2004        1.261              1.535                   -
                                                               2003        1.000              1.261                   -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.358              1.460              26,154
                                                               2004        1.174              1.358                   -
                                                               2003        1.000              1.174                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.187              1.208             -
                                                               2004        1.118              1.187             -
                                                               2003        1.000              1.118             -

   Fundamental Value Portfolio (5/01)                          2005        1.232              1.260             -
                                                               2004        1.167              1.232             -
                                                               2003        1.000              1.167             -

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.221              1.336             -
                                                               2004        1.121              1.221             -
                                                               2003        1.000              1.121             -

   International Growth Portfolio - Service Shares (5/00)      2005        1.412              1.818             -
                                                               2004        1.219              1.412             -
                                                               2003        1.000              1.219             -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.340              1.465             -
                                                               2004        1.140              1.340             -
                                                               2003        1.000              1.140             -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.313              1.333             -
                                                               2004        1.171              1.313             -
                                                               2003        1.000              1.171             -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.252              1.261             -
                                                               2004        1.139              1.252             -
                                                               2003        1.000              1.139             -

   Mid-Cap Value Portfolio (5/03)                              2005        1.397              1.475             -
                                                               2004        1.154              1.397             -
                                                               2003        1.000              1.154             -

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999              1.044             -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016             1.024                    -

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025             1.032                    -

   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004             1.034                    -

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004             1.060                    -

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038             1.074                    -

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995             0.999                    -

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996             1.011                    -

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000             1.009                    -

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000             1.005                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000             0.989               11,548

   Total Return Portfolio - Administrative Class (5/01)        2005        1.047             1.047              101,795
                                                               2004        1.023             1.047                    -
                                                               2003        1.000             1.023                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.180             1.235                    -
                                                               2004        1.124             1.180                    -
                                                               2003        1.000             1.124                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.336             1.463                    -
                                                               2004        1.179             1.336                    -
                                                               2003        1.000             1.179                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.520           1.588                   -
                                                               2004        1.234           1.520                   -
                                                               2003        1.000           1.234                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.235           1.254                   -
                                                               2004        1.168           1.235                   -
                                                               2003        1.000           1.168                   -

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.011                   -

   Investors Fund - Class I (10/98)                            2005        1.234           1.282              18,445
                                                               2004        1.145           1.234                   -
                                                               2003        1.000           1.145                   -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.035                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        1.109           1.081                   -
                                                               2004        1.100           1.109                   -
                                                               2003        1.000           1.100                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.040           1.068                   -
                                                               2004        1.000           1.040                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.067           1.109                   -
                                                               2004        1.000           1.067                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.034           1.045                   -
                                                               2004        1.000           1.034                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.179           1.252                   -
                                                               2004        1.135           1.179                   -
                                                               2003        1.000           1.135                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
               PORTFOLIO NAME                                  YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------                  ----    -------------   -------------     ---------------
Disciplined Mid Cap Stock Portfolio (8/98)                     2005        1.330           1.459                   -
                                                               2004        1.170           1.330                   -
                                                               2003        1.000           1.170                   -

Equity Income Portfolio (5/03)                                 2005        1.212           1.236              18,943
                                                               2004        1.131           1.212                   -
                                                               2003        1.000           1.131                   -

Federated High Yield Portfolio (5/02)                          2005        1.173           1.174                   -
                                                               2004        1.089           1.173                   -
                                                               2003        1.000           1.089                   -

Large Cap Portfolio (8/98)                                     2005        1.166           1.237                   -
                                                               2004        1.122           1.166                   -
                                                               2003        1.000           1.122                   -

Mercury Large Cap Core Portfolio (11/98)                       2005        1.230           1.345                   -
                                                               2004        1.088           1.230                   -
                                                               2003        1.000           1.088                   -

MFS Emerging Growth Portfolio (5/01)                           2005        1.214           1.176                   -
                                                               2004        1.104           1.214                   -
                                                               2003        1.000           1.104                   -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.258           1.266              33,831
                                                               2004        1.130           1.258                   -
                                                               2003        1.000           1.130                   -

MFS Total Return Portfolio (11/05)                             2005        1.000           1.009                   -

MFS Value Portfolio (11/98)                                    2005        1.292           1.343                   -
                                                               2004        1.142           1.292                   -
                                                               2003        1.000           1.142                   -

Mondrian International Stock Portfolio (7/98)                  2005        1.307           1.396              19,179
                                                               2004        1.157           1.307                   -
                                                               2003        1.000           1.157                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.220           1.262                   -
                                                               2004        1.125           1.220                   -
                                                               2003        1.000           1.125                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.017           1.081                -

   Strategic Equity Portfolio (5/01)                           2005        1.199           1.194                -
                                                               2004        1.115           1.199                -
                                                               2003        1.000           1.115                -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.135                -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.010           1.101                -

   Travelers Managed Income Portfolio (7/98)                   2005        1.031           1.020                -
                                                               2004        1.028           1.031                -
                                                               2003        1.000           1.028                -

   U.S. Government Securities Portfolio (8/98)                 2005        1.061           1.080                -
                                                               2004        1.024           1.061                -
                                                               2003        1.000           1.024                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.990           0.989                -
                                                               2004        1.000           0.990                -

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.217           1.326                -
                                                               2004        1.134           1.217                -
                                                               2003        1.000           1.134                -

   Smith Barney High Income Portfolio (8/98)                   2005        1.185           1.187                -
                                                               2004        1.100           1.185                -
                                                               2003        1.000           1.100                -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.143           1.173                -
                                                               2004        1.167           1.143                -
                                                               2003        1.000           1.167                -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.246           1.317                -
                                                               2004        1.157           1.246                -
                                                               2003        1.000           1.157                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (9/98)                  2005        0.977           0.980                -
                                                               2004        0.993           0.977                -
                                                               2003        1.000           0.993                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        1.160           1.218                -
                                                               2004        1.113           1.160                -
                                                               2003        1.000           1.113                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.391           1.424                -
                                                               2004        1.233           1.391                -
                                                               2003        1.000           1.233                -

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.455           1.676                -
                                                               2004        1.196           1.455                -
                                                               2003        1.000           1.196                -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.364           1.551                -
                                                               2004        1.197           1.364                -
                                                               2003        1.000           1.197                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (7/05)                            2005        1.038           1.139              12,473

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.299           1.338                   -
                                                               2004        1.259           1.299                   -
                                                               2003        1.000           1.259                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/01)                                                      2005        1.439           1.468             170,812
                                                               2004        1.327           1.439             132,487
                                                               2003        1.000           1.327             110,860

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/01)                                                      2005        1.318           1.476             305,093
                                                               2004        1.247           1.318              60,579
                                                               2003        1.000           1.247              40,270

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.424           1.584             256,222
                                                               2004        1.286           1.424             215,411
                                                               2003        1.000           1.286                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.359           1.541           1,440,753
                                                               2004        1.239           1.359             350,678
                                                               2003        1.000           1.239              13,360

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.339           1.382           1,007,913
                                                               2004        1.244           1.339             448,957
                                                               2003        1.000           1.244              13,403

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2005        1.753           2.188                   -
                                                               2004        1.439           1.753                   -
                                                               2003        1.000           1.439                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2005        1.745           1.824             312,590
                                                               2004        1.362           1.745             115,656
                                                               2003        1.000           1.362              31,434

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Delaware VIP Small Cap Value Series - Standard Class
   (11/98)                                                     2005        1.723           1.839             109,140
                                                               2004        1.454           1.723              42,799
                                                               2003        1.000           1.454               6,323

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (8/98)                                                      2005        1.269           1.292              38,485
                                                               2004        1.239           1.269              23,462
                                                               2003        1.000           1.239                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2005        1.460           1.506              38,793
                                                               2004        1.344           1.460                   -
                                                               2003        1.000           1.344                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (12/98)                                              2005        1.519           1.552             108,005
                                                               2004        1.397           1.519              89,831
                                                               2003        1.000           1.397              50,242

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.385           1.493             208,870
                                                               2004        1.260           1.385              29,188
                                                               2003        1.000           1.260                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2005        1.837           2.283             237,454
                                                               2004        1.510           1.837              98,780
                                                               2003        1.000           1.510              26,578

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2005        1.554           1.669             850,392
                                                               2004        1.344           1.554             191,637
                                                               2003        1.000           1.344               2,488

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2005        1.331           1.354             480,162
                                                               2004        1.255           1.331              55,589
                                                               2003        1.000           1.255                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Fundamental Value Portfolio (5/01)                          2005        1.496           1.529               8,275
                                                               2004        1.417           1.496              14,680
                                                               2003        1.000           1.417               7,140

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2005        1.353           1.479                   -
                                                               2004        1.242           1.353                   -
                                                               2003        1.000           1.242                   -

   International Growth Portfolio - Service Shares (5/00)      2005        1.626           2.093               5,359
                                                               2004        1.405           1.626               6,273
                                                               2003        1.000           1.405                   -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.584           1.731               6,112
                                                               2004        1.348           1.584               6,202
                                                               2003        1.000           1.348                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.486           1.507              61,733
                                                               2004        1.326           1.486              12,304
                                                               2003        1.000           1.326                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.357           1.367             491,209
                                                               2004        1.235           1.357             529,383
                                                               2003        1.000           1.235             174,658

   Mid-Cap Value Portfolio (5/03)                              2005        1.513           1.597             210,396
                                                               2004        1.250           1.513             130,347
                                                               2003        1.000           1.250              71,591

Met Investors Series Trust
   Legg Mason Value Equity Portfolio - Class B (11/05)         2005        0.999           1.043              42,103

   Lord Abbett Growth and Income Portfolio - Class B (11/05)   2005        1.016           1.024                   -

   Lord Abbett Growth Opportunities Portfolio - Class B
   (11/05)                                                     2005        1.025           1.032              20,201

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Lord Abbett Mid-Cap Value Portfolio - Class B (11/05)       2005        1.004           1.034              29,389

   MFS(R) Research International Portfolio - Class B (11/05)   2005        1.004           1.060                   -

   Neuberger Berman Real Estate Portfolio - Class B (11/05)    2005        1.038           1.074              66,846

   PIMCO Inflation Protected Bond Portfolio - Class B
   (11/05)                                                     2005        0.995           0.999              88,603

   PIMCO Total Return Portfolio - Class B (11/05)              2005        0.996           1.011             155,661

   Van Kampen Comstock Portfolio - Class B (11/05)             2005        1.000           1.009                   -

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio - Class B
   (11/05)                                                     2005        1.000           1.004                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/05)         2005        1.000           0.989             200,183

   Total Return Portfolio - Administrative Class (5/01)        2005        1.044           1.043           2,509,112
                                                               2004        1.020           1.044           1,070,854
                                                               2003        1.000           1.020             366,006

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.395           1.459                   -
                                                               2004        1.330           1.395                   -
                                                               2003        1.000           1.330                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.503           1.645               7,499
                                                               2004        1.326           1.503               8,517
                                                               2003        1.000           1.326               9,994

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.893           1.977              11,045
                                                               2004        1.538           1.893                 903
                                                               2003        1.000           1.538                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2005        1.477           1.499                   -
                                                               2004        1.398           1.477                   -
                                                               2003        1.000           1.398                   -

   High Yield Bond Fund - Class I (11/05)                      2005        1.004           1.011                   -

   Investors Fund - Class I (10/98)                            2005        1.440           1.496              18,923
                                                               2004        1.338           1.440               4,441
                                                               2003        1.000           1.338                   -

   Small Cap Growth Fund - Class I (11/05)                     2005        1.000           1.035               4,589

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2005        1.259           1.226              82,389
                                                               2004        1.249           1.259              40,940
                                                               2003        1.000           1.249                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (5/04)                                                      2005        1.039           1.067             161,766
                                                               2004        1.000           1.039              65,806

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2005        1.066           1.108              72,829
                                                               2004        1.000           1.066                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2005        1.033           1.044                   -
                                                               2004        1.000           1.033                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)                   2005        1.346           1.427              18,111
                                                               2004        1.295           1.346                   -
                                                               2003        1.000           1.295                   -

   Disciplined Mid Cap Stock Portfolio (8/98)                  2005        1.548           1.698                   -
                                                               2004        1.363           1.548                   -
                                                               2003        1.000           1.363                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
               PORTFOLIO NAME                                  YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------                  ----    -------------   -------------     ---------------
Equity Income Portfolio (5/03)                                 2005        1.320           1.345             106,425
                                                               2004        1.232           1.320              47,473
                                                               2003        1.000           1.232                   -

Federated High Yield Portfolio (5/02)                          2005        1.274           1.274             151,253
                                                               2004        1.183           1.274              66,927
                                                               2003        1.000           1.183               2,427

Large Cap Portfolio (8/98)                                     2005        1.302           1.380             244,961
                                                               2004        1.253           1.302             147,228
                                                               2003        1.000           1.253                   -

Mercury Large Cap Core Portfolio (11/98)                       2005        1.394           1.523               4,772
                                                               2004        1.233           1.394                   -
                                                               2003        1.000           1.233                   -

MFS Emerging Growth Portfolio (5/01)                           2005        1.405           1.361                   -
                                                               2004        1.278           1.405                   -
                                                               2003        1.000           1.278                   -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.499           1.506             221,981
                                                               2004        1.347           1.499             141,633
                                                               2003        1.000           1.347              64,369

MFS Total Return Portfolio (11/05)                             2005        1.000           1.009                   -

MFS Value Portfolio (11/98)                                    2005        1.445           1.501              68,020
                                                               2004        1.278           1.445              15,547
                                                               2003        1.000           1.278                   -

Mondrian International Stock Portfolio (7/98)                  2005        1.485           1.586             290,005
                                                               2004        1.315           1.485             306,840
                                                               2003        1.000           1.315             174,231

Pioneer Fund Portfolio (5/03)                                  2005        1.309           1.353              30,901
                                                               2004        1.208           1.309              30,237
                                                               2003        1.000           1.208               8,270

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.017           1.080               2,923

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (5/01)                           2005        1.408           1.402              13,046
                                                               2004        1.310           1.408              12,330
                                                               2003        1.000           1.310                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.135             210,644

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.010           1.101              18,874

   Travelers Managed Income Portfolio (7/98)                   2005        1.056           1.044             766,290
                                                               2004        1.053           1.056             459,637
                                                               2003        1.000           1.053              54,755

   U.S. Government Securities Portfolio (8/98)                 2005        1.040           1.058             440,556
                                                               2004        1.005           1.040              69,752
                                                               2003        1.000           1.005                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (5/04)                                                      2005        0.990           0.989              32,496
                                                               2004        1.000           0.990              29,793

   Smith Barney Aggressive Growth Portfolio (5/00)             2005        1.439           1.567             205,468
                                                               2004        1.342           1.439              88,805
                                                               2003        1.000           1.342               4,871

   Smith Barney High Income Portfolio (8/98)                   2005        1.315           1.316              36,736
                                                               2004        1.221           1.315              17,996
                                                               2003        1.000           1.221               1,653

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.422           1.460             105,075
                                                               2004        1.453           1.422              60,602
                                                               2003        1.000           1.453                   -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2005        1.420           1.501             292,739
                                                               2004        1.319           1.420              51,013
                                                               2003        1.000           1.319                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (9/98)                  2005        0.968           0.971             383,602
                                                               2004        0.984           0.968             111,704
                                                               2003        1.000           0.984              32,745

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2005        1.300           1.365               9,449
                                                               2004        1.248           1.300                   -
                                                               2003        1.000           1.248                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.622           1.659              53,800
                                                               2004        1.438           1.622              51,792
                                                               2003        1.000           1.438               3,321

Variable Insurance Products Fund
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.710           1.968             260,240
                                                               2004        1.406           1.710              96,254
                                                               2003        1.000           1.406                   -

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98)          2005        1.649           1.874                   -
                                                               2004        1.448           1.649                   -
                                                               2003        1.000           1.448                   -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.


Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by for the Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.

On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Partners Fund Advisor Class was replaced by the Met Investors Series Fund: Lord Abbott Growth - Income Portfolio and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced the Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: International Growth Portfolio - Service Shares - is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined mid Cap Stock Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBerstein Growth and Income Portfolio - Class B is no longer available to new contract owners.

AllianceBerstein Large Cap Growth Portfolio - Class B is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Delaware VIP REIT Series is no longer available to new contract owners.

Delaware VIP Small Cap Value Series is no longer available to new contract owners.

Dreyfus VIF Appreciation Portfolio is no longer available to new contract owners.

Dreyfus VIF Developing Leaders Portfolio is no longer available to new contract owners.

Fidelity VIP Mid Cap Portfolio - Service Class 2 is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund- Class 2 Shares is no longer available to new contract owners.

Lord Abbett Growth and Income Portfolio is no longer available to new contract owners.

Lord Abbett Mid-Cap Value Portfolio is no longer available to new contract owners.

MFS(R) Mid Cap Growth Portfolio is no longer available to new contract owners.

Mondrian International Stock Portfolio is no longer available to new contract owners.

Multiple Discipline Portfolio - Global All Cap Growth and Value is no longer available to new contract owners.

PIMCO VIT Total Return Portfolio - Administrative Class is no longer available to new contract owners.

PIMCO VIT Real Return Portfolio - Administrative Class is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Small Cap Value Fund - Class IB Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

SB Adjustable Rate Income Portfolio is no longer available to new contract owners.

Smith Barney High Income Portfolio is no longer available to new contract owners.

Smith Barney Mid Cap Core Portfolio is no longer available to new contract owners.

Smith Barney Small Cap Growth opportunities Portfolio is no longer available to new contract owners.

Strategic Equity Portfolio (Fidelity) is no longer available to new contract owners.

Wells Fargo Advantage Multi Cap Value Fund is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2005

                           THE TRAVELERS SEPARATE ACCOUNT TM
                           FOR VARIABLE ANNUITIES
                                            OF
                           THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Separate Account TM for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Separate Account TM for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Separate Account TM for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                            Capital Appreciation Fund
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
              Delaware VIP Small Cap Value Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                   Emerging Growth Portfolio - Class II Shares
                             Equity Income Portfolio
                         Federated High Yield Portfolio
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                           Growth and Income Portfolio
                  Growth and Income Portfolio - Service Shares
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                         High Yield Bond Fund - Class I
                 International Growth Portfolio - Service Shares
                            Investors Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                   Legg Mason Value Equity Portfolio - Class B
                Lord Abbett Growth and Income Portfolio - Class B
              Lord Abbett Growth Opportunities Portfolio - Class B
                  Lord Abbett Mid-Cap Value Portfolio - Class B
                        Mercury Large Cap Core Portfolio
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                 MFS Research International Portfolio - Class B
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
                Neuberger Berman Real Estate Portfolio - Class B
               PIMCO Inflation Protected Bond Portfolio - Class B
                     PIMCO Total Return Portfolio - Class B
                             Pioneer Fund Portfolio
                         Pioneer Mid Cap Value Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
              Salomon Brothers U.S. Government Portfolio - Class B
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                      U.S. Government Securities Portfolio
                     Van Kampen Comstock Portfolio - Class B
                   Wells Fargo Advantage Multi Cap Value Fund

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account TM for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Separate Account TM for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Separate Account TM for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                                   ALLIANCEBERNSTEIN
                                                                AIM V.I.      ALLIANCEBERNSTEIN        LARGE-CAP
                                             CAPITAL         PREMIER EQUITY       GROWTH AND             GROWTH
                                          APPRECIATION           FUND -       INCOME PORTFOLIO -      PORTFOLIO -
                                              FUND              SERIES I           CLASS B              CLASS B
                                        ---------------     ---------------   ------------------   -----------------
ASSETS:
  Investments at market value:          $       741,487     $       144,568     $     4,922,401     $     2,543,170
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  741,487             144,568           4,922,401           2,543,170
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       34                   7                 246                 140
      Administrative fees ....                        3                  --                  20                  11
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                       37                   7                 266                 151
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       741,450     $       144,561     $     4,922,135     $     2,543,019
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                     CREDIT SUISSE
                                                                                                         TRUST
                                            GLOBAL                               GROWTH-INCOME          EMERGING
                                         GROWTH FUND -       GROWTH FUND -           FUND -             MARKETS
                                        CLASS 2 SHARES       CLASS 2 SHARES      CLASS 2 SHARES        PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     9,776,661     $    41,777,819     $    40,206,757     $       879,668
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                9,776,661          41,777,819          40,206,757             879,668
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      527               2,287               2,151                  40
      Administrative fees ....                       40                 172                 165                   4
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                      567               2,459               2,316                  44
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     9,776,094     $    41,775,360     $    40,204,441     $       879,624
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              DREYFUS VIF -         FRANKLIN
    DELAWARE            DELAWARE         DREYFUS VIF -         DEVELOPING          SMALL-MID         MUTUAL SHARES
    VIP REIT         VIP SMALL CAP        APPRECIATION           LEADERS           CAP GROWTH          SECURITIES
    SERIES -         VALUE SERIES -       PORTFOLIO -          PORTFOLIO -     SECURITIES FUND -         FUND -
 STANDARD CLASS      STANDARD CLASS      INITIAL SHARES      INITIAL SHARES      CLASS 2 SHARES      CLASS 2 SHARES
---------------     ---------------     ---------------     ---------------    -----------------    ---------------
$     8,873,224     $     6,728,550     $     7,048,822     $     4,978,899     $     3,752,346     $     9,050,875
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

      8,873,224           6,728,550           7,048,822           4,978,899           3,752,346           9,050,875
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




            461                 352                 343                 245                 190                 479
             37                  28                  29                  20                  16                  37
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

            498                 380                 372                 265                 206                 516
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$     8,872,726     $     6,728,170     $     7,048,450     $     4,978,634     $     3,752,140     $     9,050,359
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            TEMPLETON
                                           DEVELOPING          TEMPLETON
                                             MARKETS            FOREIGN
                                           SECURITIES          SECURITIES
                                             FUND -              FUND -           APPRECIATION        FUNDAMENTAL
                                         CLASS 2 SHARES      CLASS 2 SHARES        PORTFOLIO        VALUE PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     7,360,964     $    27,631,117     $    11,424,041     $     7,869,934
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                7,360,964          27,631,117          11,424,041           7,869,934
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      401               1,470                 595                 395
      Administrative fees ....                       30                 114                  47                  33
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                      431               1,584                 642                 428
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     7,360,533     $    27,629,533     $    11,423,399     $     7,869,506
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                       INTERNATIONAL         MID CAP              LAZARD
     GROWTH AND            GROWTH             GROWTH            RETIREMENT           GROWTH AND           MID-CAP
 INCOME PORTFOLIO -     PORTFOLIO -        PORTFOLIO -           SMALL CAP             INCOME              VALUE
   SERVICE SHARES      SERVICE SHARES     SERVICE SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO
 ------------------   ---------------     ---------------     ---------------     ---------------     ---------------
  $     1,002,231     $     1,860,400     $     1,977,313     $     1,221,365     $    11,604,427     $    11,502,912
  ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

        1,002,231           1,860,400           1,977,313           1,221,365          11,604,427          11,502,912
  ---------------     ---------------     ---------------     ---------------     ---------------     ---------------




               47                  86                  98                  66                 620                 612
                4                   8                   8                   5                  48                  47
  ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

               51                  94                 106                  71                 668                 659
  ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

  $     1,002,180     $     1,860,306     $     1,977,207     $     1,221,294     $    11,603,759     $    11,502,253
  ===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          LEGG MASON          LORD ABBETT         LORD ABBETT         LORD ABBETT
                                             VALUE             GROWTH AND            GROWTH             MID-CAP
                                            EQUITY               INCOME          OPPORTUNITIES           VALUE
                                          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                            CLASS B             CLASS B             CLASS B             CLASS B
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,541,271     $       200,784     $       402,588     $       430,222
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,541,271             200,784             402,588             430,222
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       86                  11                  23                  24
      Administrative fees ....                        6                   1                   1                   2
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                       92                  12                  24                  26
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,541,179     $       200,772     $       402,564     $       430,196
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     MFS(C)             NEUBERGER            PIMCO                                                      SALOMON
   RESEARCH               BERMAN           INFLATION              PIMCO             VAN KAMPEN          BROTHERS
 INTERNATIONAL         REAL ESTATE         PROTECTED          TOTAL RETURN           COMSTOCK       U.S. GOVERNMENT
  PORTFOLIO -          PORTFOLIO -      BOND PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
    CLASS B              CLASS B            CLASS B              CLASS B             CLASS B            CLASS B
---------------     ---------------     ----------------    ---------------     ---------------     ---------------
$        46,559     $       161,333     $       804,344     $     1,584,578     $        65,343     $        29,975
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

         46,559             161,333             804,344           1,584,578              65,343              29,975
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




              3                  10                  46                  91                   4                   2
             --                   1                   3                   6                  --                  --
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

              3                  11                  49                  97                   4                   2
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$        46,556     $       161,322     $       804,295     $     1,584,481     $        65,339     $        29,973
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                   PUTNAM VT
                                                                                   DISCOVERY           PUTNAM VT
                                          REAL RETURN         TOTAL RETURN           GROWTH          INTERNATIONAL
                                          PORTFOLIO -         PORTFOLIO -            FUND -          EQUITY FUND -
                                        ADMINISTRATIVE       ADMINISTRATIVE         CLASS IB            CLASS IB
                                             CLASS               CLASS               SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     5,846,284     $    47,956,059     $        20,757     $     2,219,314
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                5,846,284          47,956,059              20,757           2,219,314
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      313               2,513                   1                 108
      Administrative fees ....                       24                 197                  --                   9
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                      337               2,710                   1                 117
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     5,845,947     $    47,953,349     $        20,756     $     2,219,197
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    PUTNAM VT
    SMALL CAP                                                                                         SMITH BARNEY
  VALUE FUND -           ALL CAP            HIGH YIELD           INVESTORS         SMALL CAP            DIVIDEND
    CLASS IB              FUND -           BOND FUND -            FUND -         GROWTH FUND -          STRATEGY
     SHARES              CLASS I             CLASS I              CLASS I           CLASS I            PORTFOLIO
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$     1,522,072     $     2,897,047     $        54,912     $     8,545,807     $       288,721     $     2,190,080
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

      1,522,072           2,897,047              54,912           8,545,807             288,721           2,190,080
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




             78                 142                   3                 417                  17                 114
              6                  12                  --                  35                   1                   9
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

             84                 154                   3                 452                  18                 123
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$     1,521,988     $     2,896,893     $        54,909     $     8,545,355     $       288,703     $     2,189,957
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                MULTIPLE
                                            MULTIPLE           DISCIPLINE           MULTIPLE
                                           DISCIPLINE         PORTFOLIO -          DISCIPLINE
                                           PORTFOLIO -           GLOBAL           PORTFOLIO -
                                             ALL CAP            ALL CAP            LARGE CAP          AIM CAPITAL
                                           GROWTH AND          GROWTH AND          GROWTH AND         APPRECIATION
                                              VALUE              VALUE               VALUE             PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    12,064,555     $     3,641,550     $     1,005,032     $     2,508,370
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               12,064,555           3,641,550           1,005,032           2,508,370
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      654                 182                  51                 117
      Administrative fees ....                       50                  15                   4                  10
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                      704                 197                  55                 127
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    12,063,851     $     3,641,353     $     1,004,977     $     2,508,243
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   DISCIPLINED                                                                                             MFS
     MID CAP             EQUITY             FEDERATED                              MERCURY               MID CAP
      STOCK              INCOME             HIGH YIELD          LARGE CAP         LARGE CAP               GROWTH
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO       CORE PORTFOLIO          PORTFOLIO
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$       425,448     $     4,469,404     $     6,804,619     $     6,125,790     $     1,996,518     $     5,444,764
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

        425,448           4,469,404           6,804,619           6,125,790           1,996,518           5,444,764
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




             19                 234                 356                 299                  97                 277
              2                  19                  27                  25                   8                  22
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

             21                 253                 383                 324                 105                 299
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$       425,427     $     4,469,151     $     6,804,236     $     6,125,466     $     1,996,413     $     5,444,465
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                    MONDRIAN
                                               MFS                 MFS           INTERNATIONAL
                                          TOTAL RETURN            VALUE              STOCK            PIONEER FUND
                                            PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $        87,591     $     6,458,377     $    10,683,258     $     1,575,234
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                   87,591           6,458,377          10,683,258           1,575,234
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        5                 325                 551                  78
      Administrative fees ....                       --                  27                  44                   7
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                        5                 352                 595                  85
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $        87,586     $     6,458,025     $    10,682,663     $     1,575,149
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              STYLE            STYLE FOCUS
    PIONEER                               FOCUS SERIES:          SERIES:            TRAVELERS             U.S.
    MID CAP             STRATEGIC           SMALL CAP           SMALL CAP            MANAGED           GOVERNMENT
     VALUE                EQUITY              GROWTH              VALUE               INCOME           SECURITIES
   PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$       921,867     $       840,246     $       815,554     $       469,745     $    24,168,985     $     7,277,447
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

        921,867             840,246             815,554             469,745          24,168,985           7,277,447
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




             50                  43                  48                  28               1,211                 362
              4                   3                   4                   2                  99                  30
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

             54                  46                  52                  30               1,310                 392
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$       921,813     $       840,200     $       815,502     $       469,715     $    24,167,675     $     7,277,055
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               SB                                                    SMITH BARNEY
                                           ADJUSTABLE          SMITH BARNEY                             LARGE
                                           RATE INCOME          AGGRESSIVE        SMITH BARNEY      CAPITALIZATION
                                           PORTFOLIO -            GROWTH          HIGH INCOME           GROWTH
                                         CLASS I SHARES         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,754,882     $    13,880,410     $     5,475,926     $    16,725,366
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,754,882          13,880,410           5,475,926          16,725,366
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       92                 720                 265                 822
      Administrative fees ....                        7                  57                  22                  68
                                        ---------------     ---------------     ---------------     ---------------

    Total Liabilities ........                       99                 777                 287                 890
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,754,783     $    13,879,633     $     5,475,639     $    16,724,476
                                        ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                             SMITH BARNEY
  SMITH BARNEY        SMITH BARNEY          EMERGING           SMALL CAP                              WELLS FARGO
     MID CAP             MONEY               GROWTH             GROWTH              MID CAP            ADVANTAGE
      CORE               MARKET           PORTFOLIO -        OPPORTUNITIES        PORTFOLIO -          MULTI CAP
    PORTFOLIO          PORTFOLIO        CLASS II SHARES        PORTFOLIO        SERVICE CLASS 2        VALUE FUND
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$     8,067,581     $    18,687,982     $       447,263     $     3,008,132     $     7,167,963     $       398,764
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

      8,067,581          18,687,982             447,263           3,008,132           7,167,963             398,764
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




            432                 879                  24                 161                 370                  18
             33                  76                   2                  13                  29                   2
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

            465                 955                  26                 174                 399                  20
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$     8,067,116     $    18,687,027     $       447,237     $     3,007,958     $     7,167,564     $       398,744
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                      This page intentionally left blank.


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                          ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                              AIM V.I.        GROWTH AND         LARGE-CAP
                                                            CAPITAL           PREMIER           INCOME             GROWTH
                                                         APPRECIATION      EQUITY FUND -     PORTFOLIO -        PORTFOLIO -
                                                             FUND             SERIES I         CLASS B            CLASS B
                                                       ---------------   ---------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends ...................................        $            --   $         1,200   $        52,415   $            --
                                                       ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  3,313             2,386            77,930            36,804
  Administrative fees .........................                    297               213             6,457             2,795
                                                       ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  3,610             2,599            84,387            39,599
                                                       ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 (3,610)           (1,399)          (31,972)          (39,599)
                                                       ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                --                --                --
    Realized gain (loss) on sale of investments                    307              (564)          104,558            35,202
                                                       ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                    307              (564)          104,558            35,202
                                                       ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 45,244             6,992            63,593           289,593
                                                       ---------------   ---------------   ---------------   ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $        41,941   $         5,029   $       136,179   $       285,196
                                                       ===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                              CREDIT SUISSE
                                                                                                                  TRUST
                                                            GLOBAL                          GROWTH-INCOME        EMERGING
                                                         GROWTH FUND -    GROWTH FUND -         FUND -           MARKETS
                                                        CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES      PORTFOLIO
                                                       ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        45,730   $       250,536   $       505,295   $         5,820
                                                       ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                136,341           614,791           645,375            13,684
  Administrative fees .........................                 10,456            46,350            49,832             1,224
                                                       ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                146,797           661,141           695,207            14,908
                                                       ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............               (101,067)         (410,605)         (189,912)           (9,088)
                                                       ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                --           135,600                --
    Realized gain (loss) on sale of investments                 50,550           237,516           162,207            96,792
                                                       ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                 50,550           237,516           297,807            96,792
                                                       ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................              1,025,148         4,885,608         1,430,387           101,574
                                                       ---------------   ---------------   ---------------   ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       974,631   $     4,712,519   $     1,538,282   $       189,278
                                                       ===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                DREYFUS VIF -           FRANKLIN
    DELAWARE            DELAWARE VIP       DREYFUS VIF -         DEVELOPING            SMALL-MID          MUTUAL SHARES
    VIP REIT             SMALL CAP          APPRECIATION           LEADERS             CAP GROWTH           SECURITIES
    SERIES -           VALUE SERIES -       PORTFOLIO -          PORTFOLIO -       SECURITIES FUND -          FUND -
 STANDARD CLASS        STANDARD CLASS      INITIAL SHARES      INITIAL SHARES        CLASS 2 SHARES       CLASS 2 SHARES
----------------     ----------------     ----------------     ----------------    -----------------     ----------------
$        129,156     $         18,197     $          1,286     $             --     $             --     $         61,767
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


         143,324              108,642              126,767               82,726               69,867              133,956
          11,516                8,621               10,762                6,978                5,669               10,508
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         154,840              117,263              137,529               89,704               75,536              144,464
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         (25,684)             (99,066)            (136,243)             (89,704)             (75,536)             (82,697)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



         391,413              345,733                   --                   --                   --               23,137
         162,196              140,564              111,837               21,188               31,228              140,535
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         553,609              486,297              111,837               21,188               31,228              163,672
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


         (90,843)              63,753              187,905              242,139              162,692              556,639
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



$        437,082     $        450,984     $        163,499     $        173,623     $        118,384     $        637,614
================     ================     ================     ================     ================     ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          TEMPLETON
                                                         DEVELOPING         TEMPLETON
                                                           MARKETS           FOREIGN
                                                         SECURITIES         SECURITIES                         FUNDAMENTAL
                                                           FUND -             FUND -         APPRECIATION         VALUE
                                                       CLASS 2 SHARES     CLASS 2 SHARES      PORTFOLIO         PORTFOLIO
                                                       ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        62,802   $       237,105   $        96,994   $        72,781
                                                       ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                 97,202           403,367           190,758           139,952
  Administrative fees .........................                  7,434            31,400            15,256            11,514
                                                       ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                104,636           434,767           206,014           151,466
                                                       ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                (41,834)         (197,662)         (109,020)          (78,685)
                                                       ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                --                --           457,517
    Realized gain (loss) on sale of investments                114,721           141,216           114,889           149,713
                                                       ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                114,721           141,216           114,889           607,230
                                                       ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................              1,194,644         1,981,114           272,452          (298,940)
                                                       ---------------   ---------------   ---------------   ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $     1,267,531   $     1,924,668   $       278,321   $       229,605
                                                       ===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   GROWTH AND          INTERNATIONAL           MID CAP              LAZARD
     INCOME                GROWTH               GROWTH            RETIREMENT           GROWTH AND             MID-CAP
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           SMALL CAP             INCOME                VALUE
 SERVICE SHARES        SERVICE SHARES       SERVICE SHARES         PORTFOLIO           PORTFOLIO             PORTFOLIO
----------------     ----------------     ----------------     ----------------     ----------------     ----------------
$          3,418     $         17,730     $             --     $             --     $        112,085     $         49,675
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


          16,215               28,277               34,198               15,867              199,062              190,241
           1,444                2,515                2,851                1,213               15,315               14,725
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

          17,659               30,792               37,049               17,080              214,377              204,966
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         (14,241)             (13,062)             (37,049)             (17,080)            (102,292)            (155,291)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



              --                   --                   --               70,406              684,823              678,760
           3,871               18,754              (52,610)               1,481               77,250              127,052
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

           3,871               18,754              (52,610)              71,887              762,073              805,812
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


         104,970              438,720              277,570              (34,480)            (415,328)              42,236
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



$         94,600     $        444,412     $        187,911     $         20,327     $        244,453     $        692,757
================     ================     ================     ================     ================     ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                               LORD ABBETT         LORD ABBETT
                                                          LEGG MASON       LORD ABBETT            GROWTH             MID-CAP
                                                         VALUE EQUITY       GROWTH AND        OPPORTUNITIES           VALUE
                                                          PORTFOLIO -   INCOME PORTFOLIO -     PORTFOLIO -         PORTFOLIO -
                                                            CLASS B          CLASS B             CLASS B             CLASS B
                                                       ---------------  ------------------   ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --    $         1,623    $            --    $         1,838
                                                       ---------------    ---------------    ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  2,212                367                597                650
  Administrative fees .........................                    163                 27                 42                 47
                                                       ---------------    ---------------    ---------------    ---------------

    Total expenses ............................                  2,375                394                639                697
                                                       ---------------    ---------------    ---------------    ---------------

      Net investment income (loss) ............                 (2,375)             1,229               (639)             1,141
                                                       ---------------    ---------------    ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --              3,937             25,985             15,248
    Realized gain (loss) on sale of investments                    168                190                  1                 78
                                                       ---------------    ---------------    ---------------    ---------------

      Realized gain (loss) ....................                    168              4,127             25,986             15,326
                                                       ---------------    ---------------    ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                (13,753)            (5,255)           (29,267)           (18,311)
                                                       ---------------    ---------------    ---------------    ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       (15,960)   $           101    $        (3,920)   $        (1,844)
                                                       ===============    ===============    ===============    ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                             SALOMON
     MFS(C)              NEUBERGER              PIMCO                                                        BROTHERS
   RESEARCH               BERMAN             INFLATION               PIMCO              VAN KAMPEN             U.S.
 INTERNATIONAL         REAL ESTATE           PROTECTED           TOTAL RETURN            COMSTOCK           GOVERNMENT
  PORTFOLIO -          PORTFOLIO -        BOND PORTFOLIO -        PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
    CLASS B              CLASS B              CLASS B               CLASS B              CLASS B             CLASS B
----------------     ----------------     ----------------     ----------------     ----------------     ----------------
$            153     $             --     $             --     $             --     $            656     $             --
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


              61                  207                1,095                2,771                   60                   63
               4                   14                   80                  199                    4                    4
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

              65                  221                1,175                2,970                   64                   67
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

              88                 (221)              (1,175)              (2,970)                 592                  (67)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



           2,113                  184                1,125                9,962                  493                   --
             129                    1                   72                   19                   --                  (21)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

           2,242                  185                1,197                9,981                  493                  (21)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


          (1,372)                 823                2,442                6,244               (1,649)                 197
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



$            958     $            787     $          2,464     $         13,255     $           (564)    $            109
================     ================     ================     ================     ================     ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          REAL RETURN      TOTAL RETURN       PUTNAM VT         PUTNAM VT
                                                          PORTFOLIO -      PORTFOLIO -        DISCOVERY       INTERNATIONAL
                                                        ADMINISTRATIVE    ADMINISTRATIVE    GROWTH FUND -     EQUITY FUND -
                                                             CLASS            CLASS        CLASS IB SHARES   CLASS IB SHARES
                                                       ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        83,990   $     1,512,367   $            --   $        31,036
                                                       ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                 49,016           825,291               346            37,038
  Administrative fees .........................                  3,747            65,450                31             3,155
                                                       ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                 52,763           890,741               377            40,193
                                                       ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 31,227           621,626              (377)           (9,157)
                                                       ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 63,959           768,591                --                --
    Realized gain (loss) on sale of investments                 (4,765)           13,456             4,686           139,988
                                                       ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                 59,194           782,047             4,686           139,988
                                                       ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................               (121,529)       (1,315,192)           (4,663)           79,145
                                                       ---------------   ---------------   ---------------   ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       (31,108)  $        88,481   $          (354)  $       209,976
                                                       ===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    PUTNAM VT                                                                                              SMITH BARNEY
    SMALL CAP             ALL CAP              HIGH YIELD                               SMALL CAP            DIVIDEND
  VALUE FUND -             FUND -             BOND FUND -      INVESTORS FUND -       GROWTH FUND -          STRATEGY
 CLASS IB SHARES          CLASS I               CLASS I            CLASS I               CLASS I            PORTFOLIO
----------------     ----------------     ----------------     ----------------     ----------------     ----------------
$          2,282     $         24,872     $          2,335     $         99,198     $             --     $         43,051
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


          25,564               53,162                   46              141,494                  451               32,964
           2,089                4,476                    3               12,048                   32                2,627
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

          27,653               57,638                   49              153,542                  483               35,591
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         (25,371)             (32,766)               2,286              (54,344)                (483)               7,460
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



          74,056                2,049                  651                   --               16,364                   --
          68,578               74,161                   --              223,012                    7                4,219
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         142,634               76,210                  651              223,012               16,371                4,219
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


         (39,011)              24,769               (2,797)             209,440              (17,390)             (39,004)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



$         78,252     $         68,213     $            140     $        378,108     $         (1,502)    $        (27,325)
================     ================     ================     ================     ================     ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             MULTIPLE
                                                           MULTIPLE         DISCIPLINE         MULTIPLE
                                                          DISCIPLINE       PORTFOLIO -        DISCIPLINE
                                                          PORTFOLIO -         GLOBAL         PORTFOLIO -
                                                            ALL CAP          ALL CAP          LARGE CAP        AIM CAPITAL
                                                          GROWTH AND        GROWTH AND        GROWTH AND       APPRECIATION
                                                             VALUE            VALUE             VALUE           PORTFOLIO
                                                       ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        42,049   $        25,023   $         6,294   $         5,268
                                                       ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                206,175            57,825            16,136            41,466
  Administrative fees .........................                 15,666             4,827             1,284             3,643
                                                       ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                221,841            62,652            17,420            45,109
                                                       ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............               (179,792)          (37,629)          (11,126)          (39,841)
                                                       ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                235,863            37,380            13,476                --
    Realized gain (loss) on sale of investments                 39,837            12,424             5,287          (130,585)
                                                       ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                275,700            49,804            18,763          (130,585)
                                                       ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                326,257           166,991            24,608           332,412
                                                       ---------------   ---------------   ---------------   ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       422,165   $       179,166   $        32,245   $       161,986
                                                       ===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   DISCIPLINED                                                                            MERCURY               MFS
     MID CAP               EQUITY             FEDERATED                                  LARGE CAP            EMERGING
      STOCK                INCOME             HIGH YIELD          LARGE CAP                 CORE               GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO              PORTFOLIO           PORTFOLIO
----------------     ----------------     ----------------     ----------------     ----------------     ----------------
$             --     $             --     $             --     $             --     $             --     $             --
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


           7,581               69,415              118,265               94,403               30,375                  545
             690                5,523                9,428                8,079                2,647                   45
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

           8,271               74,938              127,693              102,482               33,022                  590
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

          (8,271)             (74,938)            (127,693)            (102,482)             (33,022)                (590)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



           5,470               51,718                   --                   --                   --                   --
          26,154               21,528                1,662             (113,356)             (46,648)               3,638
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

          31,624               73,246                1,662             (113,356)             (46,648)               3,638
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


          22,253              136,548              157,208              605,634              250,647               (8,751)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



$         45,606     $        134,856     $         31,177     $        389,796     $        170,977     $         (5,703)
================     ================     ================     ================     ================     ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             MFS                                                 MONDRIAN
                                                           MID CAP             MFS                MFS         INTERNATIONAL
                                                           GROWTH          TOTAL RETURN          VALUE            STOCK
                                                          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                       ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --   $         1,222   $        71,831   $         5,078
                                                       ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                 86,095                76           102,852           176,569
  Administrative fees .........................                  7,078                 6             8,500            14,147
                                                       ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                 93,173                82           111,352           190,716
                                                       ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                (93,173)            1,140           (39,521)         (185,638)
                                                       ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --             2,655           260,052                --
    Realized gain (loss) on sale of investments               (161,014)               (1)          126,994           143,243
                                                       ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................               (161,014)            2,654           387,046           143,243
                                                       ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                388,248            (3,788)          (82,525)          803,881
                                                       ---------------   ---------------   ---------------   ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       134,061   $             6   $       265,000   $       761,486
                                                       ===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                  STYLE FOCUS         STYLE FOCUS
                          PIONEER                                   SERIES:             SERIES:              TRAVELERS
    PIONEER               MID CAP             STRATEGIC            SMALL CAP           SMALL CAP              MANAGED
      FUND                 VALUE                EQUITY              GROWTH               VALUE                 INCOME
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
----------------     ----------------     ----------------     ----------------     ----------------     ----------------
$             --     $          1,931     $          5,025     $             --     $          1,818     $        870,950
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


          20,928                5,907               12,531                7,130                2,008              402,661
           1,746                  442                1,021                  494                  143               33,590
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

          22,674                6,349               13,552                7,624                2,151              436,251
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         (22,674)              (4,418)              (8,527)              (7,624)                (333)             434,699
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



              --               14,894                   --               15,282                4,841                   --
           4,351                  123                5,253                  689                   77              (47,828)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

           4,351               15,017                5,253               15,971                4,918              (47,828)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


          77,944               12,290               31,283               34,645                 (771)            (506,885)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



$         59,621     $         22,889     $         28,009     $         42,992     $          3,814     $       (120,014)
================     ================     ================     ================     ================     ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               SB
                                                             U.S.          ADJUSTABLE         SMITH BARNEY
                                                          GOVERNMENT      RATE INCOME          AGGRESSIVE      SMITH BARNEY
                                                          SECURITIES      PORTFOLIO -            GROWTH        HIGH INCOME
                                                           PORTFOLIO     CLASS I SHARES        PORTFOLIO        PORTFOLIO
                                                       ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $             5   $        53,261   $            --   $       436,359
                                                       ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                123,221            39,716           207,790            98,962
  Administrative fees .........................                 10,303             3,113            16,713             8,558
                                                       ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                133,524            42,829           224,503           107,520
                                                       ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............               (133,519)           10,432          (224,503)          328,839
                                                       ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  6,453                --               401                --
    Realized gain (loss) on sale of investments                 22,117             5,772           108,547          (126,153)
                                                       ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                 28,570             5,772           108,948          (126,153)
                                                       ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                255,759           (11,004)        1,257,615          (184,821)
                                                       ---------------   ---------------   ---------------   ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       150,810   $         5,200   $     1,142,060   $        17,865
                                                       ===============   ===============   ===============   ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SMITH BARNEY                                                                        SMITH BARNEY
      LARGE             SMITH BARNEY         SMITH BARNEY          EMERGING            SMALL CAP
 CAPITALIZATION           MID CAP               MONEY               GROWTH               GROWTH               MID CAP
     GROWTH                 CORE                MARKET            PORTFOLIO -        OPPORTUNITIES          PORTFOLIO -
    PORTFOLIO            PORTFOLIO            PORTFOLIO         CLASS II SHARES        PORTFOLIO          SERVICE CLASS 2
----------------     ----------------     ----------------     ----------------     ----------------     ----------------
$         21,922     $         48,480     $        457,270     $             30     $             --     $             --
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


         286,876              137,791              271,593                6,104               51,771              105,918
          24,170               10,711               23,632                  471                4,002                8,493
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

         311,046              148,502              295,225                6,575               55,773              114,411
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

        (289,124)            (100,022)             162,045               (6,545)             (55,773)            (114,411)
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



              --              583,590                   --                   --              283,188               73,421
          82,908              170,076                   --                  587               44,828              176,681
----------------     ----------------     ----------------     ----------------     ----------------     ----------------

          82,908              753,666                   --                  587              328,016              250,102
----------------     ----------------     ----------------     ----------------     ----------------     ----------------


         769,923             (156,715)                  --               31,366             (159,909)             778,634
----------------     ----------------     ----------------     ----------------     ----------------     ----------------



$        563,707     $        496,929     $        162,045     $         25,408     $        112,334     $        914,325
================     ================     ================     ================     ================     ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      For the year ended December 31, 2005

                                                         WELLS FARGO
                                                          ADVANTAGE
                                                          MULTI CAP
                                                         VALUE FUND
                                                       ---------------
INVESTMENT INCOME:
  Dividends ...................................        $         1,484
                                                       ---------------

EXPENSES:
  Insurance charges ...........................                  6,380
  Administrative fees .........................                    582
                                                       ---------------

    Total expenses ............................                  6,962
                                                       ---------------

      Net investment income (loss) ............                 (5,478)
                                                       ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --
    Realized gain (loss) on sale of investments                 14,354
                                                       ---------------

      Realized gain (loss) ....................                 14,354
                                                       ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 43,663
                                                       ---------------


Net increase (decrease) in net assets
  resulting from operations ...................        $        52,539
                                                       ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                            ALLIANCEBERNSTEIN
                                                                                    AIM V.I.                    GROWTH AND
                                                     CAPITAL                 PREMIER EQUITY FUND -          INCOME PORTFOLIO -
                                                APPRECIATION FUND                   SERIES I                     CLASS B
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,610)   $        --   $    (1,399)   $    (2,832)   $   (31,972)   $   (38,644)
  Realized gain (loss) ..................           307             --          (564)       (11,290)       104,558         85,111
  Change in unrealized gain (loss)
    on investments ......................        45,244             --         6,992         17,536         63,593        273,749
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        41,941             --         5,029          3,414        136,179        320,216
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       699,705             --            --             --      1,750,968      1,015,498
  Participant transfers from other
    funding options .....................         5,167             --         1,545          2,374        156,298        292,742
  Administrative charges ................            (1)            --           (35)           (41)          (534)          (442)
  Contract surrenders ...................        (5,362)            --       (13,346)       (32,987)      (460,324)      (657,603)
  Participant transfers to other
    funding options .....................            --             --        (1,312)       (69,909)      (389,391)      (323,067)
  Other receipts/(payments) .............            --             --            --        (13,681)      (106,257)       (98,945)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       699,509             --       (13,148)      (114,244)       950,760        228,183
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       741,450             --        (8,119)      (110,830)     1,086,939        548,399


NET ASSETS:
  Beginning of year .....................            --             --       152,680        263,510      3,835,196      3,286,797
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $   741,450    $        --   $   144,561    $   152,680    $ 4,922,135    $ 3,835,196
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                ALLIANCEBERNSTEIN
                                                    LARGE-CAP                        GLOBAL
                                                GROWTH PORTFOLIO -               GROWTH FUND -                  GROWTH FUND -
                                                     CLASS B                     CLASS 2 SHARES                CLASS 2 SHARES
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (39,599)   $   (20,373)  $  (101,067)   $   (37,617)   $  (410,605)   $  (179,310)
  Realized gain (loss) ..................        35,202         11,060        50,550          9,192        237,516          9,567
  Change in unrealized gain (loss)
    on investments ......................       289,593        105,252     1,025,148        405,280      4,885,608      1,633,116
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       285,196         95,939       974,631        376,855      4,712,519      1,463,373
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,164,966        887,304     4,478,014      3,283,422     19,843,803     13,190,832
  Participant transfers from other
    funding options .....................        45,801        120,777       640,290        437,877      3,226,241      2,240,411
  Administrative charges ................          (218)          (159)         (801)          (157)        (2,583)          (656)
  Contract surrenders ...................       (38,587)      (139,597)     (457,156)       (95,707)    (2,821,717)      (377,185)
  Participant transfers to other
    funding options .....................      (378,775)      (324,660)     (326,171)       (83,145)    (2,295,140)      (387,752)
  Other receipts/(payments) .............       (13,605)       (41,000)       (4,003)       (60,254)      (133,811)       (97,890)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       779,582        502,665     4,330,173      3,482,036     17,816,793     14,567,760
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,064,778        598,604     5,304,804      3,858,891     22,529,312     16,031,133


NET ASSETS:
  Beginning of year .....................     1,478,241        879,637     4,471,290        612,399     19,246,048      3,214,915
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 2,543,019    $ 1,478,241   $ 9,776,094    $ 4,471,290    $41,775,360    $19,246,048
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                        CREDIT SUISSE
                                            TRUST                                                       DELAWARE VIP
        GROWTH-INCOME                      EMERGING                      DELAWARE VIP                    SMALL CAP
            FUND -                         MARKETS                      REIT SERIES -                  VALUE SERIES -
        CLASS 2 SHARES                    PORTFOLIO                     STANDARD CLASS                 STANDARD CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$   (189,912)   $    (90,649)   $     (9,088)   $    (12,985)   $    (25,684)   $    (10,241)   $    (99,066)   $    (50,542)
     297,807          21,300          96,792          64,595         553,609         244,297         486,297         109,005

   1,430,387       1,490,030         101,574         123,531         (90,843)        919,330          63,753         565,054
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,538,282       1,420,681         189,278         175,141         437,082       1,153,386         450,984         623,517
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  16,872,776      15,207,346              --             161       3,459,314       2,693,358       2,785,773       2,159,700

   3,234,885       2,705,296          15,341           6,754         417,916         242,777         390,566         302,313
      (2,760)           (807)           (244)           (252)         (1,013)           (633)           (898)           (554)
  (2,441,419)       (475,382)       (109,610)        (92,549)       (975,643)       (652,126)       (708,120)       (277,457)

  (2,179,445)       (649,170)       (100,224)       (110,491)       (624,516)       (402,691)       (528,985)       (346,688)
    (317,895)        (90,278)         (3,371)         (3,060)        (37,887)        (16,466)         (9,160)         (3,041)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  15,166,142      16,697,005        (198,108)       (199,437)      2,238,171       1,864,219       1,929,176       1,834,273
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  16,704,424      18,117,686          (8,830)        (24,296)      2,675,253       3,017,605       2,380,160       2,457,790



  23,500,017       5,382,331         888,454         912,750       6,197,473       3,179,868       4,348,010       1,890,220
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 40,204,441    $ 23,500,017    $    879,624    $    888,454    $  8,872,726    $  6,197,473    $  6,728,170    $  4,348,010
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                               DREYFUS VIF -                    FRANKLIN
                                                  DREYFUS VIF -                  DEVELOPING                     SMALL-MID
                                                   APPRECIATION                   LEADERS                      CAP GROWTH
                                                   PORTFOLIO -                  PORTFOLIO -                 SECURITIES FUND -
                                                  INITIAL SHARES               INITIAL SHARES                CLASS 2 SHARES
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (136,243)   $   (18,254)  $   (89,704)   $   (77,718)   $   (75,536)   $   (48,529)
  Realized gain (loss) ..................       111,837         55,263        21,188        (31,947)        31,228        (18,808)
  Change in unrealized gain (loss)
    on investments ......................       187,905        192,736       242,139        520,902        162,692        337,382
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       163,499        229,745       173,623        411,237        118,384        270,045
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,048,176        863,260       964,549        894,277        622,612      1,728,107
  Participant transfers from other
    funding options .....................       467,814        379,684       147,956        183,816        183,545        181,420
  Administrative charges ................        (1,374)        (1,549)         (754)          (852)          (734)          (599)
  Contract surrenders ...................      (889,941)      (914,104)     (599,907)      (493,035)      (474,638)      (274,840)
  Participant transfers to other
    funding options .....................    (1,086,879)    (1,266,311)     (618,647)      (285,787)      (318,493)      (287,578)
  Other receipts/(payments) .............       (44,302)       (34,519)      (48,790)       (19,024)       (28,430)       (29,738)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (506,506)      (973,539)     (155,593)       279,395        (16,138)     1,316,772
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (343,007)      (743,794)       18,030        690,632        102,246      1,586,817


NET ASSETS:
  Beginning of year .....................     7,391,457      8,135,251     4,960,604      4,269,972      3,649,894      2,063,077
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 7,048,450    $ 7,391,457   $ 4,978,634    $ 4,960,604    $ 3,752,140    $ 3,649,894
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                          TEMPLETON
                                          DEVELOPING                     TEMPLETON
        MUTUAL SHARES                      MARKETS                        FOREIGN
          SECURITIES                      SECURITIES                     SECURITIES
            FUND -                          FUND -                         FUND -                      APPRECIATION
        CLASS 2 SHARES                  CLASS 2 SHARES                 CLASS 2 SHARES                   PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$    (82,697)   $    (47,799)   $    (41,834)   $     (6,314)   $   (197,662)   $    (80,938)   $   (109,020)   $    (22,485)
     163,672          26,908         114,721          39,289         141,216          16,810         114,889          50,140

     556,639         464,986       1,194,644         460,499       1,981,114       1,691,635         272,452         383,515
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     637,614         444,095       1,267,531         493,474       1,924,668       1,627,507         278,321         411,170
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,525,849       2,184,475       3,433,353       1,843,183      12,995,387       8,553,109       4,566,635       3,062,302

     734,321         216,706         676,872         126,828       1,744,495       2,214,729         528,359         465,781
        (944)           (317)           (661)           (268)         (1,891)           (926)         (1,442)           (960)
    (459,343)       (307,900)       (617,407)        (95,859)     (2,186,260)       (440,456)       (684,163)       (480,273)

    (459,571)        (55,776)       (574,863)       (201,994)     (1,722,569)       (539,390)       (932,743)       (104,129)
    (204,036)         (5,368)        (10,897)         (9,635)        (67,217)        (29,000)             --         (96,353)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,136,276       2,031,820       2,906,397       1,662,255      10,761,945       9,758,066       3,476,646       2,846,368
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,773,890       2,475,915       4,173,928       2,155,729      12,686,613      11,385,573       3,754,967       3,257,538



   5,276,469       2,800,554       3,186,605       1,030,876      14,942,920       3,557,347       7,668,432       4,410,894
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  9,050,359    $  5,276,469    $  7,360,533    $  3,186,605    $ 27,629,533    $ 14,942,920    $ 11,423,399    $  7,668,432
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 GROWTH AND                   INTERNATIONAL
                                                   FUNDAMENTAL                     INCOME                        GROWTH
                                                      VALUE                     PORTFOLIO -                    PORTFOLIO -
                                                    PORTFOLIO                  SERVICE SHARES                SERVICE SHARES
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (78,685)   $   (68,347)  $   (14,241)   $   (14,290)   $   (13,062)   $   (15,967)
  Realized gain (loss) ..................       607,230        224,579         3,871        (68,043)        18,754        (54,624)
  Change in unrealized gain (loss)
    on investments ......................      (298,940)       271,784       104,970        173,379        438,720        318,211
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       229,605        428,016        94,600         91,046        444,412        247,620
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,869,168      2,557,600        75,287         23,565         17,240         14,332
  Participant transfers from other
    funding options .....................       250,761        344,612        28,108          6,364         19,390         62,576
  Administrative charges ................        (1,049)        (1,081)         (345)          (418)          (501)          (523)
  Contract surrenders ...................      (675,302)      (275,223)     (109,097)      (463,718)       (77,278)       (83,208)
  Participant transfers to other
    funding options .....................    (1,184,799)      (449,740)      (44,448)       (68,559)      (204,290)      (233,688)
  Other receipts/(payments) .............       (98,225)      (122,373)      (17,741)            23        (16,737)            --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       160,554      2,053,795       (68,236)      (502,743)      (262,176)      (240,511)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       390,159      2,481,811        26,364       (411,697)       182,236          7,109


NET ASSETS:
  Beginning of year .....................     7,479,347      4,997,536       975,816      1,387,513      1,678,070      1,670,961
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 7,869,506    $ 7,479,347   $ 1,002,180    $   975,816    $ 1,860,306    $ 1,678,070
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MID CAP                          LAZARD
            GROWTH                        RETIREMENT                     GROWTH AND                       MID-CAP
         PORTFOLIO -                      SMALL CAP                        INCOME                          VALUE
        SERVICE SHARES                    PORTFOLIO                      PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$    (37,049)   $    (25,959)   $    (17,080)   $     (3,589)   $   (102,292)   $     (7,441)   $   (155,291)   $    (50,686)
     (52,610)       (140,703)         71,887           3,408         762,073          71,340         805,812          99,059

     277,570         423,638         (34,480)         41,070        (415,328)        498,763          42,236         795,135
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     187,911         256,976          20,327          40,889         244,453         562,662         692,757         843,508
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     232,116         491,413         687,746         334,816       5,293,971       5,655,338       4,771,958       4,871,374

      93,592          63,798         103,732          71,374         757,028         526,824         966,200         489,578
        (452)           (455)            (89)             (3)           (835)           (177)         (1,145)           (210)
    (191,576)       (155,726)        (14,386)        (19,174)     (1,119,366)       (175,933)       (903,216)        (95,371)

    (197,719)       (145,427)        (48,366)        (11,975)       (899,425)       (309,544)       (752,749)       (260,679)
     (18,112)         (5,368)             --          (5,946)             --         (14,133)        (20,437)       (103,590)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (82,151)        248,235         728,637         369,092       4,031,373       5,682,375       4,060,611       4,901,102
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     105,760         505,211         748,964         409,981       4,275,826       6,245,037       4,753,368       5,744,610



   1,871,447       1,366,236         472,330          62,349       7,327,933       1,082,896       6,748,885       1,004,275
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,977,207    $  1,871,447    $  1,221,294    $    472,330    $ 11,603,759    $  7,327,933    $ 11,502,253    $  6,748,885
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 LORD ABBETT                   LORD ABBETT
                                                    LEGG MASON                    GROWTH AND                     GROWTH
                                                   VALUE EQUITY                     INCOME                    OPPORTUNITIES
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                       CLASS B
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (2,375)   $        --   $     1,229    $        --    $      (639)   $        --
  Realized gain (loss) ..................           168             --         4,127             --         25,986             --
  Change in unrealized gain (loss)
    on investments ......................       (13,753)            --        (5,255)            --        (29,267)            --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (15,960)            --           101             --         (3,920)            --
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,229,118             --       200,563             --        341,416             --
  Participant transfers from other
    funding options .....................       333,199             --           108             --         65,702             --
  Administrative charges ................            --             --            --             --             --             --
  Contract surrenders ...................        (4,438)            --            --             --            (44)            --
  Participant transfers to other
    funding options .....................          (740)            --            --             --           (590)            --
  Other receipts/(payments) .............            --             --            --             --             --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,557,139             --       200,671             --        406,484             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,541,179             --       200,772             --        402,564             --


NET ASSETS:
  Beginning of year .....................            --             --            --             --             --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 1,541,179    $        --   $   200,772    $        --    $   402,564    $        --
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         LORD ABBETT                                                     NEUBERGER                        PIMCO
           MID-CAP                           MFS(C)                        BERMAN                       INFLATION
            VALUE                          RESEARCH                     REAL ESTATE                     PROTECTED
         PORTFOLIO -                    INTERNATIONAL                   PORTFOLIO -                  BOND PORTFOLIO -
           CLASS B                   PORTFOLIO - CLASS B                  CLASS B                        CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$      1,141    $         --    $         88    $         --    $       (221)   $         --    $     (1,175)   $         --
      15,326              --           2,242              --             185              --           1,197              --

     (18,311)             --          (1,372)             --             823              --           2,442              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (1,844)             --             958              --             787              --           2,464              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     429,089              --          45,598              --         142,999              --         593,381              --

       2,951              --              --              --          17,536              --         208,641              --
          --              --              --              --              --              --              --              --
          --              --              --              --              --              --            (191)             --

          --              --              --              --              --              --              --              --
          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     432,040              --          45,598              --         160,535              --         801,831              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     430,196              --          46,556              --         161,322              --         804,295              --



          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    430,196    $         --    $     46,556    $         --    $    161,322    $         --    $    804,295    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIMCO                      VAN KAMPEN                      SALOMON
                                                   TOTAL RETURN                   COMSTOCK                      BROTHERS
                                                   PORTFOLIO -                  PORTFOLIO -                  U.S. GOVERNMENT
                                                     CLASS B                      CLASS B                  PORTFOLIO - CLASS B
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (2,970)   $        --   $       592    $        --    $       (67)   $        --
  Realized gain (loss) ..................         9,981             --           493             --            (21)            --
  Change in unrealized gain (loss)
    on investments ......................         6,244             --        (1,649)            --            197             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        13,255             --          (564)            --            109             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,108,929             --        65,903             --         35,619             --
  Participant transfers from other
    funding options .....................       471,506             --            --             --          2,865             --
  Administrative charges ................            --             --            --             --             --             --
  Contract surrenders ...................          (477)            --            --             --            (53)            --
  Participant transfers to other
    funding options .....................        (8,732)            --            --             --         (8,567)            --
  Other receipts/(payments) .............            --             --            --             --             --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,571,226             --        65,903             --         29,864             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,584,481             --        65,339             --         29,973             --


NET ASSETS:
  Beginning of year .....................            --             --            --             --             --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 1,584,481    $        --   $    65,339    $        --    $    29,973    $        --
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                        TOTAL RETURN                     PUTNAM VT                       PUTNAM VT
        REAL RETURN                     PORTFOLIO -                      DISCOVERY                     INTERNATIONAL
        PORTFOLIO -                    ADMINISTRATIVE                  GROWTH FUND -                   EQUITY FUND -
    ADMINISTRATIVE CLASS                   CLASS                      CLASS IB SHARES                 CLASS IB SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$     31,227    $         --    $    621,626    $     (3,890)   $       (377)   $       (952)   $     (9,157)   $     (5,520)
      59,194              --         782,047         521,229           4,686             117         139,988         287,378

    (121,529)             --      (1,315,192)        258,015          (4,663)          4,033          79,145          19,735
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (31,108)             --          88,481         775,354            (354)          3,198         209,976         301,593
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,520,012              --      20,598,376      18,646,098            (733)             --          49,173         145,289

   2,958,090              --       3,742,464       2,646,000              66             574         404,599         145,277
        (149)             --          (4,776)         (2,980)            (24)            (24)           (430)           (446)
    (398,184)             --      (3,971,061)     (2,328,970)             --              --        (298,830)       (337,148)

    (202,714)             --      (8,972,979)     (1,449,938)        (36,675)           (265)       (307,351)     (1,878,682)
          --              --        (101,345)       (297,481)             --              --         (21,445)        (31,578)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   5,877,055              --      11,290,679      17,212,729         (37,366)            285        (174,284)     (1,957,288)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   5,845,947              --      11,379,160      17,988,083         (37,720)          3,483          35,692      (1,655,695)



          --              --      36,574,189      18,586,106          58,476          54,993       2,183,505       3,839,200
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,845,947    $         --    $ 47,953,349    $ 36,574,189    $     20,756    $     58,476    $  2,219,197    $  2,183,505
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    PUTNAM VT
                                                    SMALL CAP                                                  HIGH YIELD
                                                   VALUE FUND -                  ALL CAP FUND -                BOND FUND -
                                                 CLASS IB SHARES                    CLASS I                      CLASS I
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (25,371)   $   (14,947)  $   (32,766)   $   (34,970)   $     2,286    $        --
  Realized gain (loss) ..................       142,634         69,807        76,210         69,344            651             --
  Change in unrealized gain (loss)
    on investments ......................       (39,011)       176,160        24,769        120,292         (2,797)            --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        78,252        231,020        68,213        154,666            140             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       397,292        439,894       223,315        951,072         47,793             --
  Participant transfers from other
    funding options .....................        99,373        158,279       123,880         91,721          6,976             --
  Administrative charges ................          (277)          (276)         (624)          (519)            --             --
  Contract surrenders ...................       (94,519)       (70,952)     (176,354)      (282,899)            --             --
  Participant transfers to other
    funding options .....................      (239,473)      (248,690)     (342,467)      (374,850)            --             --
  Other receipts/(payments) .............       (28,920)        (5,435)      (13,445)        (6,155)            --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       133,476        272,820      (185,695)       378,370         54,769             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       211,728        503,840      (117,482)       533,036         54,909             --


NET ASSETS:
  Beginning of year .....................     1,310,260        806,420     3,014,375      2,481,339             --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 1,521,988    $ 1,310,260   $ 2,896,893    $ 3,014,375    $    54,909    $        --
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                           MULTIPLE
                                          SMALL CAP                     SMITH BARNEY                DISCIPLINE PORTFOLIO -
       INVESTORS FUND -                 GROWTH FUND -                DIVIDEND STRATEGY                  ALL CAP GROWTH
           CLASS I                         CLASS I                       PORTFOLIO                        AND VALUE
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$    (54,344)   $    (35,448)   $       (483)   $         --    $      7,460    $       (782)   $   (179,792)   $    (16,395)
     223,012         164,227          16,371              --           4,219           9,797         275,700          29,203

     209,440         491,832         (17,390)             --         (39,004)          9,105         326,257         332,463
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     378,108         620,611          (1,502)             --         (27,325)         18,120         422,165         345,271
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,744,982       1,334,618         216,323              --       1,317,188         956,710       4,036,945       7,507,591

     454,610         161,363          75,482              --          94,907          25,673         343,566         690,183
      (1,499)         (1,682)             --              --            (123)            (46)         (1,092)            (84)
    (963,634)       (851,244)         (1,600)             --         (91,195)        (48,720)       (579,439)         (8,870)

  (1,010,530)     (1,324,785)             --              --        (241,434)       (159,506)       (357,304)       (335,081)
     (98,739)        (79,214)             --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     125,190        (760,944)        290,205              --       1,079,343         774,111       3,442,676       7,853,739
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     503,298        (140,333)        288,703              --       1,052,018         792,231       3,864,841       8,199,010



   8,042,057       8,182,390              --              --       1,137,939         345,708       8,199,010              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  8,545,355    $  8,042,057    $    288,703    $         --    $  2,189,957    $  1,137,939    $ 12,063,851    $  8,199,010
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     MULTIPLE                       MULTIPLE
                                                    DISCIPLINE                     DISCIPLINE
                                                   PORTFOLIO -                    PORTFOLIO -                  AIM CAPITAL
                                                  GLOBAL ALL CAP                   LARGE CAP                  APPRECIATION
                                                 GROWTH AND VALUE               GROWTH AND VALUE                PORTFOLIO
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (37,629)   $    (6,649)  $   (11,126)   $      (208)   $   (39,841)   $   (45,633)
  Realized gain (loss) ..................        49,804          6,931        18,763          4,357       (130,585)      (258,967)
  Change in unrealized gain (loss)
    on investments ......................       166,991        149,021        24,608         15,204        332,412        401,790
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       179,166        149,303        32,245         19,353        161,986         97,190
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,074,297      2,097,165       637,841        356,142        111,649        179,647
  Participant transfers from other
    funding options .....................        26,911        457,090        66,081         62,949        106,276         45,783
  Administrative charges ................          (372)            (7)          (72)            (4)          (859)          (977)
  Contract surrenders ...................       (92,642)        (2,575)     (100,867)        (2,132)      (213,339)      (381,978)
  Participant transfers to other
    funding options .....................       (87,036)      (159,947)      (15,864)       (50,695)      (156,795)      (180,458)
  Other receipts/(payments) .............            --             --            --             --        (35,094)       (25,742)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       921,158      2,391,726       587,119        366,260       (188,162)      (363,725)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,100,324      2,541,029       619,364        385,613        (26,176)      (266,535)


NET ASSETS:
  Beginning of year .....................     2,541,029             --       385,613             --      2,534,419      2,800,954
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 3,641,353    $ 2,541,029   $ 1,004,977    $   385,613    $ 2,508,243    $ 2,534,419
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         DISCIPLINED                                                     FEDERATED
           MID CAP                          EQUITY                       HIGH YIELD                       LARGE CAP
       STOCK PORTFOLIO                 INCOME PORTFOLIO                  PORTFOLIO                        PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$     (8,271)   $     (7,386)   $    (74,938)   $      2,068    $   (127,693)   $    370,468    $   (102,482)   $    (43,970)
      31,624          23,466          73,246          96,769           1,662          10,113        (113,356)       (170,872)

      22,253          45,452         136,548          79,838         157,208         (17,966)        605,634         455,576
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      45,606          61,532         134,856         178,675          31,177         362,615         389,796         240,734
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      12,790             281       2,151,600       1,672,714       3,060,869       3,339,653       1,046,001         916,614

       8,275           1,004         171,719         159,293         337,720         266,345         365,862          98,354
        (113)           (121)           (481)           (143)           (623)           (224)         (1,141)         (1,240)
     (53,681)        (12,276)       (255,107)        (82,365)       (596,272)       (136,666)       (597,773)       (332,320)

     (38,733)        (72,751)       (228,652)       (109,755)     (2,314,069)       (357,969)       (227,720)       (244,170)
     (20,210)             --         (78,890)         (3,914)         (3,555)        (40,127)        (62,039)        (92,422)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (91,672)        (83,863)      1,760,189       1,635,830         484,070       3,071,012         523,190         344,816
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (46,066)        (22,331)      1,895,045       1,814,505         515,247       3,433,627         912,986         585,550



     471,493         493,824       2,574,106         759,601       6,288,989       2,855,362       5,212,480       4,626,930
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    425,427    $    471,493    $  4,469,151    $  2,574,106    $  6,804,236    $  6,288,989    $  6,125,466    $  5,212,480
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     MERCURY                                                        MFS
                                                    LARGE CAP                     MFS EMERGING                    MID CAP
                                                  CORE PORTFOLIO                GROWTH PORTFOLIO             GROWTH PORTFOLIO
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (33,022)   $   (20,822)  $      (590)   $    (3,935)   $   (93,173)   $   (66,284)
  Realized gain (loss) ..................       (46,648)      (131,916)        3,638         (3,687)      (161,014)      (310,262)
  Change in unrealized gain (loss)
    on investments ......................       250,647        358,985        (8,751)        28,177        388,248        793,378
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       170,977        206,247        (5,703)        20,555        134,061        416,832
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       408,942        125,796        71,041         61,855      1,838,236        839,517
  Participant transfers from other
    funding options .....................        28,513         23,714            38          1,980        492,506        157,689
  Administrative charges ................          (495)          (496)           (4)           (32)          (859)          (837)
  Contract surrenders ...................       (89,061)      (188,338)       (6,896)       (48,935)      (395,539)      (361,253)
  Participant transfers to other
    funding options .....................      (149,392)      (123,006)     (218,515)       (30,903)      (558,763)      (403,255)
  Other receipts/(payments) .............       (52,392)       (22,256)      (34,127)            16        (58,169)        (9,258)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       146,115       (184,586)     (188,463)       (16,019)     1,317,412        222,603
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       317,092         21,661      (194,166)         4,536      1,451,473        639,435


NET ASSETS:
  Beginning of year .....................     1,679,321      1,657,660       194,166        189,630      3,992,992      3,353,557
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $ 1,996,413    $ 1,679,321   $        --    $   194,166    $ 5,444,465    $ 3,992,992
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

             MFS                                                          MONDRIAN
         TOTAL RETURN                     MFS VALUE                    INTERNATIONAL                     PIONEER FUND
          PORTFOLIO                       PORTFOLIO                   STOCK PORTFOLIO                     PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$      1,140    $         --    $    (39,521)   $    (14,805)   $   (185,638)   $     12,459    $    (22,674)   $     (1,976)
       2,654              --         387,046          83,906         143,243          78,443           4,351           4,061

      (3,788)             --         (82,525)        425,537         803,881         723,430          77,944          55,314
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


           6              --         265,000         494,638         761,486         814,332          59,621          57,399
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      82,907              --       2,276,482       1,309,868       3,256,586       3,761,848         561,855         443,075

       4,711              --         499,385          82,142         659,490         332,436         262,746          51,070
          --              --            (800)           (625)         (1,327)           (885)           (189)            (27)
         (38)             --        (612,839)       (206,633)       (969,386)       (544,935)        (62,305)        (70,234)

          --              --        (331,619)       (164,724)       (611,342)       (525,819)        (11,331)        (30,674)
          --              --         (77,257)        (65,223)        (33,175)        (51,782)             --          (5,309)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      87,580              --       1,753,352         954,805       2,300,846       2,970,863         750,776         387,901
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      87,586              --       2,018,352       1,449,443       3,062,332       3,785,195         810,397         445,300



          --              --       4,439,673       2,990,230       7,620,331       3,835,136         764,752         319,452
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     87,586    $         --    $  6,458,025    $  4,439,673    $ 10,682,663    $  7,620,331    $  1,575,149    $    764,752
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   STYLE
                                                     PIONEER                                                   FOCUS SERIES:
                                                     MID CAP                      STRATEGIC                      SMALL CAP
                                                 VALUE PORTFOLIO               EQUITY PORTFOLIO              GROWTH PORTFOLIO
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (4,418)   $        --   $    (8,527)   $      (601)   $    (7,624)   $        --
  Realized gain (loss) ..................        15,017             --         5,253         10,934         15,971             --
  Change in unrealized gain (loss)
    on investments ......................        12,290             --        31,283         26,652         34,645             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        22,889             --        28,009         36,985         42,992             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       689,449             --       306,964        249,024        788,589             --
  Participant transfers from other
    funding options .....................       216,779             --       117,912         29,400         25,014             --
  Administrative charges ................           (10)            --           (68)           (44)            (5)            --
  Contract surrenders ...................        (2,386)            --       (35,157)      (134,306)          (775)            --
  Participant transfers to other
    funding options .....................        (4,908)            --       (92,038)       (58,774)       (40,313)            --
  Other receipts/(payments) .............            --             --            --             --             --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       898,924             --       297,613         85,300        772,510             --
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       921,813             --       325,622        122,285        815,502             --


NET ASSETS:
  Beginning of year .....................            --             --       514,578        392,293             --             --
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $   921,813    $        --   $   840,200    $   514,578    $   815,502    $        --
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

            STYLE                                                                                       SB ADJUSTABLE
        FOCUS SERIES:                                                                                    RATE INCOME
          SMALL CAP                   TRAVELERS MANAGED               U.S. GOVERNMENT                    PORTFOLIO -
       VALUE PORTFOLIO                 INCOME PORTFOLIO             SECURITIES PORTFOLIO                CLASS I SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$       (333)   $         --    $    434,699    $    590,233    $   (133,519)   $    171,063    $     10,432    $      6,660
       4,918              --         (47,828)        (27,825)         28,570          17,547           5,772           1,444

        (771)             --        (506,885)       (388,066)        255,759          23,048         (11,004)        (12,171)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       3,814              --        (120,014)        174,342         150,810         211,658           5,200          (4,067)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     415,778              --       6,830,586       6,025,732       1,786,621       1,804,831         460,012       1,950,066

      52,947              --       1,921,927       1,251,524         334,666         358,861         375,896         120,193
          (1)             --          (2,783)         (2,416)           (890)           (949)           (220)             (8)
      (2,089)             --      (1,292,034)       (827,236)       (353,341)       (552,311)       (163,447)       (116,801)

        (734)             --      (2,101,114)     (1,438,064)       (527,251)       (833,635)       (623,706)       (107,443)
          --              --        (158,231)       (108,615)       (189,069)        (65,883)       (140,892)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     465,901              --       5,198,351       4,900,925       1,050,736         710,914         (92,357)      1,846,007
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     469,715              --       5,078,337       5,075,267       1,201,546         922,572         (87,157)      1,841,940



          --              --      19,089,338      14,014,071       6,075,509       5,152,937       1,841,940              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    469,715    $         --    $ 24,167,675    $ 19,089,338    $  7,277,055    $  6,075,509    $  1,754,783    $  1,841,940
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              SMITH BARNEY
                                                   SMITH BARNEY                   SMITH BARNEY                    LARGE
                                                    AGGRESSIVE                    HIGH INCOME                CAPITALIZATION
                                                 GROWTH PORTFOLIO                  PORTFOLIO                GROWTH PORTFOLIO
                                            --------------------------   --------------------------    --------------------------
                                                2005           2004          2005           2004           2005           2004
                                                ----           ----          ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (224,503)   $  (156,305)  $   328,839    $   434,867    $  (289,124)   $  (199,333)
  Realized gain (loss) ..................       108,948         23,787      (126,153)       (38,838)        82,908          3,925
  Change in unrealized gain (loss)
    on investments ......................     1,257,615        806,332      (184,821)        83,452        769,923        161,978
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,142,060        673,814        17,865        479,481        563,707        (33,430)
                                            -----------    -----------   -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,280,909      3,435,834     1,078,163      1,649,888      2,741,739      4,513,785
  Participant transfers from other
    funding options .....................       830,365        397,123       224,993        177,140        896,640      1,179,756
  Administrative charges ................        (2,264)        (2,024)         (839)          (776)        (3,106)        (3,038)
  Contract surrenders ...................      (985,690)      (954,190)     (317,606)      (404,847)    (1,702,378)      (703,844)
  Participant transfers to other
    funding options .....................      (996,141)      (535,017)   (2,175,146)      (281,794)    (1,926,236)      (622,607)
  Other receipts/(payments) .............       (68,666)       (69,497)      (80,096)       (66,209)      (244,429)      (127,298)
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,058,513      2,272,229    (1,270,531)     1,073,402       (237,770)     4,236,754
                                            -----------    -----------   -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     4,200,573      2,946,043    (1,252,666)     1,552,883        325,937      4,203,324


NET ASSETS:
  Beginning of year .....................     9,679,060      6,733,017     6,728,305      5,175,422     16,398,539     12,195,215
                                            -----------    -----------   -----------    -----------    -----------    -----------
  End of year ...........................   $13,879,633    $ 9,679,060   $ 5,475,639    $ 6,728,305    $16,724,476    $16,398,539
                                            ===========    ===========   ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                         SMITH BARNEY
                                                                                                          SMALL CAP
         SMITH BARNEY                    SMITH BARNEY                     EMERGING                          GROWTH
           MID CAP                          MONEY                    GROWTH PORTFOLIO -                 OPPORTUNITIES
        CORE PORTFOLIO                 MARKET PORTFOLIO               CLASS II SHARES                     PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005           2004
     ----            ----            ----            ----            ----            ----            ----           ----
$   (100,022)   $    (93,180)   $    162,045    $    (57,657)   $     (6,545)   $     (4,150)   $    (55,773)   $    (22,918)
     753,666          50,189              --              --             587             161         328,016          52,731

    (156,715)        544,761              --              --          31,366          14,450        (159,909)        194,890
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     496,929         501,770         162,045         (57,657)         25,408          10,461         112,334         224,703
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   2,440,320       2,752,775       4,928,343       6,202,050         244,950         118,008       1,006,584       1,452,469

     158,846         188,271      13,815,616       1,867,692          44,603              82         147,985         117,391
      (1,144)           (820)         (1,122)         (1,063)            (78)            (36)           (428)           (204)
  (1,006,825)       (458,547)     (3,521,070)       (591,839)        (18,998)       (111,110)       (324,099)        (25,101)

    (327,794)       (271,728)     (4,718,329)     (3,943,201)        (13,317)        (33,373)       (168,093)        (74,032)
      (3,389)        (24,516)        (95,879)        (57,772)         (6,731)             --         (11,648)           (680)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,260,014       2,185,435      10,407,559       3,475,867         250,429         (26,429)        650,301       1,469,843
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,756,943       2,687,205      10,569,604       3,418,210         275,837         (15,968)        762,635       1,694,546



   6,310,173       3,622,968       8,117,423       4,699,213         171,400         187,368       2,245,323         550,777
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  8,067,116    $  6,310,173    $ 18,687,027    $  8,117,423    $    447,237    $    171,400    $  3,007,958    $  2,245,323
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2005 and 2004

                                                                                  WELLS FARGO
                                                     MID CAP                       ADVANTAGE
                                                   PORTFOLIO -                     MULTI CAP
                                                 SERVICE CLASS 2                   VALUE FUND
                                            --------------------------    --------------------------
                                                2005           2004           2005           2004
                                                ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (114,411)   $   (50,874)   $    (5,478)   $    (7,104)
  Realized gain (loss) ..................       250,102         99,158         14,354         10,632
  Change in unrealized gain (loss)
    on investments ......................       778,634        604,687         43,663         52,548
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       914,325        652,971         52,539         56,076
                                            -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,935,504      1,878,253             --            282
  Participant transfers from other
    funding options .....................       457,643        193,142          6,413         55,812
  Administrative charges ................          (662)          (387)           (91)           (90)
  Contract surrenders ...................      (430,795)      (391,350)        (8,051)       (43,700)
  Participant transfers to other
    funding options .....................      (645,115)      (166,389)       (51,520)       (24,205)
  Other receipts/(payments) .............      (121,597)       (24,479)            --         (3,903)
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,194,978      1,488,790        (53,249)       (15,804)
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,109,303      2,141,761           (710)        40,272


NET ASSETS:
  Beginning of year .....................     4,058,261      1,916,500        399,454        359,182
                                            -----------    -----------    -----------    -----------
  End of year ...........................   $ 7,167,564    $ 4,058,261    $   398,744    $   399,454
                                            ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Strategic Equity Portfolio and Travelers Managed Income Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust.

The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Separate Account TM, established on November 5, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The product supported by Separate Account TM is Travelers Marquis Portfolios.

Participant purchase payments applied to Separate Account TM are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account TM were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Growth and Income Portfolio - Service Shares
         International Growth Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio

     Met Investors Series Trust, Delaware business trust, Affiliate of The
       Company
         Legg Mason Value Equity Portfolio - Class B
         Lord Abbett Growth and Income Portfolio - Class B
         Lord Abbett Growth Opportunities Portfolio - Class B
         Lord Abbett Mid-Cap Value Portfolio - Class B
         MFS(C) Research International Portfolio - Class B
         Neuberger Berman Real Estate Portfolio - Class B
         PIMCO Inflation Protected Bond Portfolio - Class B
         PIMCO Total Return Portfolio - Class B
         Van Kampen Comstock Portfolio - Class B
     Metropolitan Series Fund, Maryland business trust, Affiliate of The Company
         Salomon Brothers U.S. Government Portfolio - Class B
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Small Cap Growth Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Large Cap Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Capitalization Growth Portfolio

     Travelers Series Fund Inc., Maryland business trust (continued)
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2
     Wells Fargo Variable Trust (Formerly Strong Variable Insurance Funds,
       Inc.), Delaware business trust
         Wells Fargo Advantage Multi Cap Value Fund (Formerly Strong Multi Cap
           Value Fund II)

New Funds in 2005 included above:

Capital Appreciation Fund                            Capital Appreciation Fund                         5/2/2005
High Yield Bond Fund - Class I                       Salomon Brothers Variable Series Funds Inc.      11/7/2005
Legg Mason Value Equity Portfolio - Class B          Met Investors Series Trust                       10/17/2005
Lord Abbett Growth & Income Portfolio
   - Class B                                         Met Investors Series Trust                       10/17/2005
Lord Abbett Growth Opportunities Portfolio
  - Class B                                          Met Investors Series Trust                       10/17/2005
Lord Abbett Mid-Cap Value Portfolio - Class B        Met Investors Series Trust                       10/17/2005
MFS(C) Research International Portfolio
   - Class B                                         Met Investors Series Trust                       10/17/2005
MFS Total Return Portfolio                           The Travelers Series Trust                       10/17/2005
Neuberger Berman Real Estate Portfolio -
Class B                                              Met Investors Series Trust                       10/17/2005

PIMCO Inflation Protected Bond Portfolio - Class B   Met Investors Series Trust                       10/17/2005
PIMCO Total Return Portfolio - Class B               Met Investors Series Trust                       10/17/2005
Pioneer Mid Cap Value Portfolio                      The Travelers Series Trust                        5/2/2005
Real Return Portfolio - Administrative Class         PIMCO Variable Insurance Trust                    5/2/2005
Salomon Brothers U.S. Government Portfolio
   - Class B                                         Metropolitan Series Fund, Inc.                   10/17/2005
Small Cap Growth Fund - Class I                      Salomon Brothers Variable Series Funds Inc.      11/7/2005
Style Focus Series: Small Cap Growth Portfolio       The Travelers Series Trust                        5/2/2005
Style Focus Series: Small Cap Value Portfolio        The Travelers Series Trust                        5/2/2005
Van Kampen Comstock Portfolio - Class B              Met Investors Series Trust                        5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account TM or shares of Separate Account TM's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account TM product offered by The Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account TM in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Separate Account TM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account TM. Separate Account TM is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Separate Account TM adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Enhanced (E) Death Benefit (Dth Ben) designations:

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                       TM
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Asset-based Charges
                                                         ---------------------------------------------------------------------------
                                                                                 Optional Features
                                 Dth                                           -------------------------------------------     Total
 Separate Account Charge (1)     Ben   Product              M&E        ADM        ESP        GMWB      GMWB II    GMWB III    Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%     S    Travelers           1.55%      0.15%                                                    1.70%
                                       Marquis

Separate Account Charge 1.85%     E    Travelers           1.70%      0.15%                                                    1.85%
                                       Marquis

Separate Account Charge 1.95%     S    Travelers           1.55%      0.15%      0.25%                                         1.95%
                                       Marquis
                                  S    Travelers           1.55%      0.15%                                        0.25%       1.95%
                                       Marquis

Separate Account Charge 2.10%     S    Travelers           1.55%      0.15%                  0.40%                             2.10%
                                       Marquis
                                  E    Travelers           1.70%      0.15%      0.25%                                         2.10%
                                       Marquis
                                  E    Travelers           1.70%      0.15%                                        0.25%       2.10%
                                       Marquis

Separate Account Charge 2.20%     S    Travelers           1.55%      0.15%                             0.50%                  2.20%
                                       Marquis
                                  S    Travelers           1.55%      0.15%      0.25%                             0.25%       2.20%
                                       Marquis

Separate Account Charge 2.25%     E    Travelers           1.70%      0.15%                  0.40%                             2.25%
                                       Marquis
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                       TM
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Asset-based Charges
                                                         ---------------------------------------------------------------------------
                                                                                 Optional Features
                                 Dth                                           -------------------------------------------     Total
 Separate Account Charge (1)     Ben   Product              M&E        ADM        ESP        GMWB      GMWB II    GMWB III    Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35%     S    Travelers           1.55%      0.15%      0.25%       0.40%                             2.35%
                                       Marquis
                                  E    Travelers           1.70%      0.15%                             0.50%                  2.35%
                                       Marquis
                                  E    Travelers           1.70%      0.15%      0.25%                             0.25%       2.35%
                                       Marquis

Separate Account Charge 2.45%     S    Travelers           1.55%      0.15%      0.25%                  0.50%                  2.45%
                                       Marquis

Separate Account Charge 2.50%     E    Travelers           1.70%      0.15%      0.25%       0.40%                             2.50%
                                       Marquis

Separate Account Charge 2.60%     E    Travelers           1.70%      0.15%      0.25%                  0.50%                  2.60%
                                       Marquis
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           --------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF        PROCEEDS
                                                                               SHARES        VALUE        PURCHASES      FROM SALES
                                                                           -----------    -----------    -----------    -----------
CAPITAL APPRECIATION FUND (0.2%)
    Total (Cost $696,243)                                                        9,472    $   741,487    $   730,025    $    34,088
                                                                           -----------    -----------    -----------    -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $141,609)                                                        6,477        144,568          2,642         17,182
                                                                           -----------    -----------    -----------    -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.6%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $4,383,593)                                                          199,692      4,922,401      1,890,824        971,771
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $2,144,334)                                                           95,824      2,543,170      1,179,611        439,477
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $6,527,927)                                                    295,516      7,465,571      3,070,435      1,411,248
                                                                           -----------    -----------    -----------    -----------

AMERICAN FUNDS INSURANCE SERIES (19.3%)
  Global Growth Fund - Class 2 Shares (Cost $8,303,493)                        500,854      9,776,661      4,743,805        514,131
  Growth Fund - Class 2 Shares (Cost $35,032,767)                              708,339     41,777,819     19,235,403      1,826,755
  Growth-Income Fund - Class 2 Shares (Cost $36,855,374)                     1,054,742     40,206,757     17,463,088      2,348,942
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $80,191,634)                                                 2,263,935     91,761,237     41,442,296      4,689,828
                                                                           -----------    -----------    -----------    -----------

CREDIT SUISSE TRUST (0.2%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $427,007)                                                       52,299        879,668         20,264        227,415
                                                                           -----------    -----------    -----------    -----------

DELAWARE VIP TRUST (3.3%)
  Delaware VIP REIT Series - Standard Class (Cost $7,341,405)                  472,734      8,873,224      3,499,414        895,015
  Delaware VIP Small Cap Value Series - Standard Class (Cost $5,689,325)       218,247      6,728,550      3,068,546        892,323
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $13,030,730)                                                   690,981     15,601,774      6,567,960      1,787,338
                                                                           -----------    -----------    -----------    -----------

DREYFUS VARIABLE INVESTMENT FUND (2.5%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $6,506,255)      189,944      7,048,822      1,132,784      1,775,161
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
   (Cost $4,630,668)                                                           113,260      4,978,899        990,656      1,235,689
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $11,136,923)                                                   303,204     12,027,721      2,123,440      3,010,850
                                                                           -----------    -----------    -----------    -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (10.1%)
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $3,430,180)                                                          184,300      3,752,346        655,072        746,540
  Mutual Shares Securities Fund - Class 2 Shares (Cost $7,733,517)             498,122      9,050,875      4,164,139      1,086,907
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $5,444,412)                                                          675,318      7,360,964      3,394,189        529,195
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $23,609,793)      1,768,958     27,631,117     11,757,306      1,191,439
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $40,217,902)                                                 3,126,698     47,795,302     19,970,706      3,554,081
                                                                           -----------    -----------    -----------    -----------

GREENWICH STREET SERIES FUND (4.1%)
  Appreciation Portfolio (Cost $10,354,584)                                    471,483     11,424,041      4,715,081      1,346,813
  Fundamental Value Portfolio (Cost $7,552,064)                                381,480      7,869,934      2,402,770      1,862,956
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $17,906,648)                                                   852,963     19,293,975      7,117,851      3,209,769
                                                                           -----------    -----------    -----------    -----------

JANUS ASPEN SERIES (1.0%)
  Growth and Income Portfolio - Service Shares (Cost $915,908)                  56,751      1,002,231         99,635        182,061
  International Growth Portfolio - Service Shares (Cost $1,449,727)             52,897      1,860,400         53,725        328,870
  Mid Cap Growth Portfolio - Service Shares (Cost $2,050,549)                   69,599      1,977,313        267,473        386,566
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $4,416,184)                                                    179,247      4,839,944        420,833        897,497
                                                                           -----------    -----------    -----------    -----------

LAZARD RETIREMENT SERIES, INC. (0.3%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,208,683)                                                     74,884      1,221,365        841,153         59,120
                                                                           -----------    -----------    -----------    -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           --------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES         VALUE        PURCHASES      FROM SALES
                                                                           -----------    -----------    -----------    -----------
LORD ABBETT SERIES FUND, INC. (4.9%)
  Growth and Income Portfolio (Cost $11,424,052)                               443,594    $11,604,427    $ 6,061,724    $ 1,447,153
  Mid-Cap Value Portfolio (Cost $10,600,146)                                   545,420     11,502,912      5,715,300      1,130,562
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $22,024,198)                                                   989,014     23,107,339     11,777,024      2,577,715
                                                                           -----------    -----------    -----------    -----------

MET INVESTORS SERIES TRUST (1.1%)
  Legg Mason Value Equity Portfolio - Class B (Cost $1,555,024)                144,720      1,541,271      1,566,257         11,401
  Lord Abbett Growth and Income Portfolio - Class B (Cost $206,039)              7,323        200,784        226,049         20,200
  Lord Abbett Growth Opportunities Portfolio - Class B (Cost $431,855)          40,098        402,588        432,179            325
  Lord Abbett Mid-Cap Value Portfolio - Class B (Cost $448,533)                 19,310        430,222        456,695          8,241
  MFS(C) Research International Portfolio - Class B (Cost $47,931)               3,598         46,559         52,450          4,648
  Neuberger Berman Real Estate Portfolio - Class B (Cost $160,510)              11,434        161,333        160,639            131
  PIMCO Inflation Protected Bond Portfolio - Class B (Cost $801,903)            74,753        804,344        814,721         12,890
  PIMCO Total Return Portfolio - Class B (Cost $1,578,334)                     137,789      1,584,578      1,584,703          6,388
  Van Kampen Comstock Portfolio - Class B (Cost $66,992)                         6,289         65,343         67,053             60
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $5,297,121)                                                    445,314      5,237,022      5,360,746         64,284
                                                                           -----------    -----------    -----------    -----------

METROPOLITAN SERIES FUND (0.0%)
  Salomon Brothers U.S. Government Portfolio - Class B
    Total (Cost $29,777)                                                         2,465         29,975         38,484          8,685
                                                                           -----------    -----------    -----------    -----------

PIMCO VARIABLE INSURANCE TRUST (11.3%)
  Real Return Portfolio - Administrative Class (Cost $5,967,813)               460,700      5,846,284      6,365,251        392,673
  Total Return Portfolio - Administrative Class (Cost $48,711,850)           4,683,209     47,956,059     19,703,857      7,020,251
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $54,679,663)                                                 5,143,909     53,802,343     26,069,108      7,412,924
                                                                           -----------    -----------    -----------    -----------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $16,367)               3,894         20,757             66         37,808
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,659,783)      136,489      2,219,314        472,905        656,229
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,228,052)            66,379      1,522,072        520,727        338,483
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $2,904,202)                                                    206,762      3,762,143        993,698      1,032,520
                                                                           -----------    -----------    -----------    -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.5%)
  All Cap Fund - Class I (Cost $2,472,841)                                     166,977      2,897,047        337,468        553,727
  High Yield Bond Fund - Class I (Cost $57,710)                                  5,792         54,912         57,740             30
  Investors Fund - Class I (Cost $7,314,227)                                   587,745      8,545,807      1,814,763      1,743,464
  Small Cap Growth Fund - Class I (Cost $306,111)                               21,167        288,721        307,962          1,857
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $10,150,889)                                                   781,681     11,786,487      2,517,933      2,299,078
                                                                           -----------    -----------    -----------    -----------

SMITH BARNEY INVESTMENT SERIES (0.5%)
  Smith Barney Dividend Strategy Portfolio
    Total (Cost $2,175,789)                                                    252,023      2,190,080      1,380,221        293,295
                                                                           -----------    -----------    -----------    -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.5%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $11,405,835)                                                         791,637     12,064,555      4,520,851      1,021,400
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $3,325,538)                                                          225,204      3,641,550      1,119,961        198,855
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $965,221)                                                             68,697      1,005,032        721,650        132,125
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $15,696,594)                                                 1,085,538     16,711,137      6,362,462      1,352,380
                                                                           -----------    -----------    -----------    -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           --------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES         VALUE        PURCHASES      FROM SALES
                                                                           -----------    -----------    -----------    -----------
THE TRAVELERS SERIES TRUST (17.0%)
  AIM Capital Appreciation Portfolio (Cost $2,993,629)                         216,053    $ 2,508,370    $   209,464    $   437,341
  Disciplined Mid Cap Stock Portfolio (Cost $319,874)                           19,374        425,448         25,607        120,059
  Equity Income Portfolio (Cost $4,185,361)                                    252,794      4,469,404      2,229,017        491,796
  Federated High Yield Portfolio (Cost $6,636,958)                             769,753      6,804,619      2,922,410      2,565,649
  Large Cap Portfolio (Cost $6,409,084)                                        404,610      6,125,790      1,272,804        851,771
  Mercury Large Cap Core Portfolio (Cost $2,084,137)                           196,895      1,996,518        456,826        343,627
  MFS Emerging Growth Portfolio (Cost $0)                                           --             --         59,837        248,890
  MFS Mid Cap Growth Portfolio (Cost $5,987,528)                               673,024      5,444,764      2,032,072        807,533
  MFS Total Return Portfolio (Cost $91,379)                                      5,328         87,591         91,467             87
  MFS Value Portfolio (Cost $5,845,844)                                        519,162      6,458,377      2,909,296        935,061
  Mondrian International Stock Portfolio (Cost $8,805,299)                     854,661     10,683,258      3,189,498      1,073,695
  Pioneer Fund Portfolio (Cost $1,427,352)                                     123,548      1,575,234        803,655         75,468
  Pioneer Mid Cap Value Portfolio (Cost $909,577)                               85,516        921,867        920,411         10,956
  Strategic Equity Portfolio (Cost $769,713)                                    47,231        840,246        415,794        126,662
  Style Focus Series: Small Cap Growth Portfolio (Cost $780,909)                72,045        815,554        831,203         50,983
  Style Focus Series: Small Cap Value Portfolio (Cost $470,515)                 41,979        469,745        473,412          2,974
  Travelers Managed Income Portfolio (Cost $25,457,878)                      2,191,204     24,168,985      7,608,179      1,973,819
  U.S. Government Securities Portfolio (Cost $7,057,872)                       547,588      7,277,447      1,852,145        928,082
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $80,232,909)                                                 7,020,765     81,073,217     28,303,097     11,044,453
                                                                           -----------    -----------    -----------    -----------

TRAVELERS SERIES FUND INC. (13.5%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,778,058)       176,548      1,754,882        635,224        717,050
  Smith Barney Aggressive Growth Portfolio (Cost $12,075,505)                  933,451     13,880,410      4,258,720      1,423,531
  Smith Barney High Income Portfolio (Cost $6,007,725)                         768,012      5,475,926      1,475,109      2,416,514
  Smith Barney Large Capitalization Growth Portfolio (Cost $15,579,451)      1,107,640     16,725,366      2,791,646      3,317,649
  Smith Barney Mid Cap Core Portfolio (Cost $7,219,031)                        564,957      8,067,581      2,816,991      1,072,945
  Smith Barney Money Market Portfolio (Cost $18,687,982)                    18,687,982     18,687,982     17,200,613      6,623,885
                                                                           -----------    -----------    -----------    -----------
    Total (Cost $61,347,752)                                                22,238,590     64,592,147     29,178,303     15,571,574
                                                                           -----------    -----------    -----------    -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Emerging Growth Portfolio - Class II Shares
    Total (Cost $409,771)                                                       16,083        447,263        291,088         47,178
                                                                           -----------    -----------    -----------    -----------

VARIABLE ANNUITY PORTFOLIOS (0.6%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $2,909,519)                                                    277,503      3,008,132      1,308,731        430,843
                                                                           -----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND (1.5%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $5,402,295)                                                    206,748      7,167,963      2,985,808        831,420
                                                                           -----------    -----------    -----------    -----------

WELLS FARGO VARIABLE TRUST (0.1%)
  Wells Fargo Advantage Multi Cap Value Fund
    Total (Cost $280,760)                                                       29,192        398,764          7,592         66,300
                                                                           -----------    -----------    -----------    -----------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005        649   1.139 - 1.144       741             -    1.70 - 2.50     (0.26) - 10.11
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund -
    Series I                              2005        179   0.799 - 1.023       145          0.85    1.70 - 2.10        3.44 - 3.88
                                          2004        196   0.770 - 0.989       153          0.36    1.70 - 2.10        3.56 - 3.89
                                          2003        347   0.742 - 0.955       264          0.29    1.70 - 2.10      22.44 - 22.94
                                          2002        387   0.604 - 0.780       238          0.34    1.70 - 2.10  (31.52) - (26.55)
                                          2001        482   0.882 - 0.883       425          0.45    1.70 - 1.85   (11.80) - (7.25)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005      4,356   1.025 - 1.479     4,922          1.22    1.70 - 2.60        2.02 - 5.59
                                          2004      3,555   0.998 - 1.446     3,835          0.70    1.70 - 2.50        8.44 - 9.37
                                          2003      3,477   0.914 - 1.329     3,287          0.80    1.70 - 2.50      10.58 - 30.03
                                          2002      2,890   0.704 - 0.871     2,061          0.58    1.70 - 2.10  (23.73) - (21.88)
                                          2001      1,873   0.923 - 0.924     1,729          0.16    1.70 - 1.85    (8.61) - (7.70)
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005      2,192   0.841 - 1.487     2,543             -    1.70 - 2.60       7.97 - 22.09
                                          2004      1,512   0.746 - 1.324     1,478             -    1.70 - 2.50        5.69 - 6.53
                                          2003      1,078   0.701 - 1.250       880             -    1.70 - 2.50       9.94 - 21.38
                                          2002        984   0.579 - 0.801       638             -    1.70 - 2.10  (32.12) - (25.97)
                                          2001        465   0.853 - 0.854       397             -    1.70 - 1.85   (14.70) - (7.58)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005      6,159   1.457 - 1.618     9,776          0.65    1.70 - 2.60       5.58 - 15.09
                                          2004      3,121   1.424 - 1.443     4,471          0.40    1.70 - 2.50      11.02 - 14.80
                                          2003        475   1.288 - 1.293       612          0.01    1.70 - 2.25      18.42 - 29.30

  Growth Fund - Class 2 Shares            2005     27,021   1.423 - 1.574    41,775          0.81    1.70 - 2.60       9.68 - 17.59
                                          2004     14,069   1.359 - 1.378    19,246          0.28    1.70 - 2.50       9.69 - 10.59
                                          2003      2,589   1.239 - 1.246     3,215          0.28    1.70 - 2.50      10.04 - 24.60

  Growth-Income Fund - Class 2 Shares     2005     28,885   1.269 - 1.412    40,204          1.52    1.70 - 2.60        3.21 - 7.38
                                          2004     17,428   1.339 - 1.357    23,500          1.35    1.70 - 2.50        7.64 - 8.47
                                          2003      4,312   1.244 - 1.251     5,382          1.98    1.70 - 2.50      10.87 - 25.10
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005        520   1.677 - 2.243       880          0.71    1.70 - 2.10      25.24 - 25.74
                                          2004        656   1.335 - 1.791       888          0.28    1.70 - 2.10      22.34 - 22.88
                                          2003        827   1.088 - 1.464       913             -    1.70 - 2.10      39.96 - 40.46
                                          2002      1,095   0.776 - 1.046       860          0.18    1.70 - 2.10  (23.09) - (13.03)
                                          2001      1,047   0.894 - 0.898       936             -    1.70 - 1.85  (11.31) - (11.26)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      4,386   1.525 - 2.335     8,873          1.68    1.70 - 2.60     (0.71) - 14.15
                                          2004      3,082   1.745 - 2.216     6,197          1.67    1.70 - 2.50      18.81 - 29.14
                                          2003      1,932   1.362 - 1.716     3,180          2.48    1.70 - 2.50      20.32 - 31.80
                                          2002      1,718   1.126 - 1.302     2,208          2.52    1.70 - 2.10        2.36 - 2.76
                                          2001        993   1.100 - 1.267     1,252          1.51    1.70 - 2.10        2.61 - 6.92
  Delaware VIP Small Cap Value Series -
    Standard Class                        2005      3,560   1.496 - 2.000     6,728          0.32    1.70 - 2.60       3.23 - 15.30
                                          2004      2,413   1.723 - 1.859     4,348          0.15    1.70 - 2.50      18.50 - 19.47
                                          2003      1,231   1.454 - 1.556     1,890          0.39    1.70 - 2.50      22.60 - 39.55
                                          2002      1,316   1.103 - 1.115     1,459          0.43    1.70 - 2.10    (7.28) - (5.89)
                                          2001        916   1.195 - 1.201     1,096          0.64    1.70 - 1.85        9.73 - 9.88

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005      6,453   1.053 - 1.301     7,048          0.02    1.70 - 2.60      (0.77) - 4.11
                                          2004      6,986   1.028 - 1.275     7,391          1.65    1.70 - 2.50        2.74 - 4.79
                                          2003      8,002   0.997 - 1.241     8,135          1.46    1.70 - 2.25      18.59 - 22.99
                                          2002      7,427   0.838 - 0.909     6,242          1.42    1.70 - 2.10  (18.40) - (18.06)
                                          2001      4,299   1.025 - 1.114     4,416          1.15    1.70 - 2.10   (10.95) - (1.15)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005      3,434   1.294 - 1.517     4,979             -    1.70 - 2.50        2.79 - 4.44
                                          2004      3,554   1.319 - 1.467     4,961          0.21    1.70 - 2.25        8.91 - 9.43
                                          2003      3,373   1.210 - 1.347     4,270          0.03    1.70 - 2.25      29.00 - 33.63
                                          2002      3,503   0.938 - 0.982     3,419          0.05    1.70 - 2.10  (20.84) - (20.49)
                                          2001      3,150   1.185 - 1.235     3,876          0.49    1.70 - 2.10     (7.87) - 11.37
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005      2,702   1.290 - 1.564     3,752             -    1.70 - 2.60        2.17 - 9.54
                                          2004      2,708   1.257 - 1.526     3,650             -    1.70 - 2.50        8.73 - 9.60
                                          2003      1,708   1.151 - 1.400     2,063             -    1.70 - 2.50      13.39 - 34.85
                                          2002      1,320   0.857 - 0.881     1,154          0.25    1.70 - 2.10  (30.00) - (21.95)
                                          2001      1,253   1.250 - 1.256     1,567          0.39    1.70 - 1.85  (16.78) - (16.71)

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      6,744   1.230 - 1.504     9,050          0.88    1.70 - 2.60        7.29 - 9.64
                                          2004      4,303   1.137 - 1.391     5,276          0.73    1.70 - 2.50       5.81 - 11.57
                                          2003      2,546   1.030 - 1.263     2,801          0.56    1.70 - 2.25      19.72 - 23.01
                                          2002        302   0.841 - 0.843       254          0.51    1.70 - 2.10   (15.80) - (0.24)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      3,285   1.901 - 2.557     7,361          1.26    1.70 - 2.60      19.92 - 25.27
                                          2004      1,754   1.662 - 2.036     3,187          1.70    1.70 - 2.50      21.66 - 23.79
                                          2003        721   1.357 - 1.667     1,031          0.99    1.70 - 2.50      33.63 - 50.33
                                          2002        442   0.904 - 1.113       400          1.23    1.70 - 2.10   (13.52) - (1.83)
                                          2001        854   0.922 - 0.927       789          0.76    1.70 - 1.85    (9.78) - (9.56)
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005     19,373   1.165 - 1.681    27,630          1.13    1.70 - 2.60       3.55 - 11.57
                                          2004     11,634   1.077 - 1.561    14,943          0.98    1.70 - 2.50      14.22 - 16.51
                                          2003      3,573   0.925 - 1.347     3,557          1.61    1.70 - 2.50      11.17 - 32.32
                                          2002      2,476   0.713 - 0.904     1,774          1.58    1.70 - 2.10  (22.93) - (19.87)
                                          2001      2,692   0.892 - 0.896     2,407          2.53    1.70 - 1.85  (17.56) - (17.50)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005      9,858   1.014 - 1.364    11,423          0.95    1.70 - 2.60        1.73 - 4.29
                                          2004      6,917   0.991 - 1.338     7,668          1.54    1.70 - 2.50        5.55 - 6.98
                                          2003      4,325   0.928 - 1.257     4,411          0.82    1.70 - 2.35      10.76 - 22.63
                                          2002      2,795   0.759 - 0.917     2,130          1.89    1.70 - 2.10  (19.00) - (16.71)
                                          2001        992   0.937 - 0.938       929          0.56    1.70 - 1.85    (6.76) - (6.30)

  Fundamental Value Portfolio             2005      6,528   1.055 - 1.540     7,870          0.95    1.70 - 2.60        0.98 - 9.64
                                          2004      6,539   1.025 - 1.503     7,479          0.79    1.70 - 2.50        5.58 - 6.40
                                          2003      4,942   0.965 - 1.420     4,998          0.63    1.70 - 2.50      12.10 - 36.67
                                          2002      5,172   0.709 - 0.903     3,690          1.11    1.70 - 2.10  (22.95) - (22.63)
                                          2001      3,701   0.918 - 1.172     3,413          0.52    1.70 - 2.10     (12.31) - 2.54

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES
  Growth and Income Portfolio - Service
    Shares                                2005      1,184   0.806 - 1.490     1,002          0.36    1.70 - 2.35       5.16 - 10.31
                                          2004      1,312   0.732 - 1.359       976          0.37    1.70 - 2.25       9.16 - 11.43
                                          2003      2,062   0.668 - 1.245     1,388          0.49    1.70 - 2.25      12.77 - 21.52
                                          2002      2,153   0.551 - 0.553     1,187          0.59    1.70 - 1.85  (23.15) - (23.09)
                                          2001      1,903   0.717 - 0.719     1,366          0.89    1.70 - 1.85  (15.25) - (15.01)
  International Growth Portfolio -
    Service Shares                        2005      2,093   0.858 - 2.108     1,860          1.06    1.70 - 2.50      28.72 - 29.69
                                          2004      2,455   0.662 - 1.634     1,678          0.83    1.70 - 2.50       9.22 - 16.81
                                          2003      2,872   0.568 - 1.408     1,671          0.98    1.70 - 2.25      22.22 - 32.18
                                          2002      3,267   0.430 - 0.432     1,407          0.58    1.70 - 1.85  (27.12) - (27.03)
                                          2001      4,885   0.590 - 0.592     2,885          0.76    1.70 - 1.85  (24.84) - (24.68)

  Mid Cap Growth Portfolio - Service
    Shares                                2005      2,945   0.484 - 1.744     1,977             -    1.70 - 2.50       0.14 - 17.92
                                          2004      3,252   0.440 - 1.592     1,871             -    1.70 - 2.50      17.25 - 18.45
                                          2003      3,444   0.372 - 1.351     1,366             -    1.70 - 2.25       7.18 - 32.62
                                          2002      3,348   0.281 - 0.282       942             -    1.70 - 1.85  (29.40) - (29.32)
                                          2001      3,610   0.398 - 0.399     1,439             -    1.70 - 1.85  (40.77) - (40.71)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005        826   1.328 - 1.540     1,221             -    1.70 - 2.60        1.41 - 9.47
                                          2004        316   1.486 - 1.506       472             -    1.70 - 2.50      11.81 - 12.98
                                          2003         47   1.328 - 1.333        62             -    1.70 - 2.25       8.48 - 33.30
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      8,442   1.257 - 1.396    11,604          1.10    1.70 - 2.60        0.74 - 7.36
                                          2004      5,364   1.357 - 1.376     7,328          1.86    1.70 - 2.50       9.88 - 16.13
                                          2003        874   1.235 - 1.242     1,083          1.51    1.70 - 2.50       8.78 - 24.20

  Mid-Cap Value Portfolio                 2005      7,168   1.470 - 1.631    11,502          0.51    1.70 - 2.60        5.55 - 8.87
                                          2004      4,431   1.513 - 1.533     6,749          0.54    1.70 - 2.50      14.49 - 21.96
                                          2003        801   1.250 - 1.257     1,004          1.48    1.70 - 2.50      15.12 - 25.70
MET INVESTORS SERIES TRUST
  Legg Mason Value Equity Portfolio -
    Class B                               2005      1,476   1.043 - 1.045     1,541             -    1.70 - 2.60      (1.79) - 4.50
  Lord Abbett Growth and Income
    Portfolio - Class B                   2005        196   1.024 - 1.025       201          1.07    1.70 - 2.35      (0.77) - 0.79
  Lord Abbett Growth Opportunities
    Portfolio - Class B                   2005        390   1.032 - 1.033       403             -    1.70 - 2.60      (1.43) - 0.68

  Lord Abbett Mid-Cap Value Portfolio -
    Class B                               2005        416   1.034 - 1.035       430          0.80    1.70 - 2.60      (0.86) - 3.09
  MFS(C) Research International
    Portfolio - Class B                   2005         44   1.059 - 1.061        47          0.62    1.70 - 2.60      (0.28) - 5.58
  Neuberger Berman Real Estate Portfolio
    - Class B                             2005        150   1.074 - 1.075       161             -    1.70 - 2.60      (0.19) - 3.47
  PIMCO Inflation Protected Bond
    Portfolio - Class B                   2005        805   0.999 - 1.000       804             -    1.70 - 2.60      (0.50) - 0.71

  PIMCO Total Return Portfolio - Class B  2005      1,567   1.011 - 1.012     1,584             -    1.70 - 2.60        0.30 - 1.51

  Van Kampen Comstock Portfolio -
    Class B                               2005         65           1.009        65          2.76    2.10 - 2.60      (1.18) - 0.90
METROPOLITAN SERIES FUND
  Salomon Brothers U.S. Government
    Portfolio - Class B                   2005         30   1.004 - 1.005        30             -    1.85 - 2.60        0.40 - 0.50

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                 2005      5,895   0.988 - 0.994     5,846          2.23    1.70 - 2.60    (1.50) - (0.50)

  Total Return Portfolio -
    Administrative Class                  2005     42,779   1.043 - 1.208    47,953          3.46    1.70 - 2.60      (1.23) - 1.54
                                          2004     32,221   1.044 - 1.200    36,574          1.92    1.70 - 2.50        0.26 - 3.09
                                          2003     16,389   1.020 - 1.164    18,586          2.79    1.70 - 2.50      (0.97) - 3.28
                                          2002      9,869   1.070 - 1.127    11,066          4.06    1.70 - 2.10        6.79 - 7.23
                                          2001      4,286   1.002 - 1.051     4,493          2.76    1.70 - 2.10      (0.50) - 5.52
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005         26   0.800 - 0.806        21             -    1.70 - 1.85        5.26 - 5.50
                                          2004         77   0.760 - 0.764        58             -    1.70 - 1.85        5.56 - 5.67
                                          2003         76   0.720 - 0.723        55             -    1.70 - 1.85      29.73 - 29.80
                                          2002         66   0.555 - 0.557        37             -    1.70 - 1.85  (30.88) - (30.72)
                                          2001         68   0.803 - 0.804        54             -    1.70 - 1.85    (19.70) - 26.81
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      1,884   1.095 - 1.657     2,219          1.48    1.70 - 2.50       9.45 - 10.30
                                          2004      2,060   0.994 - 1.510     2,184          1.70    1.70 - 2.50      13.35 - 14.29
                                          2003      4,170   0.872 - 1.329     3,839          0.81    1.70 - 2.50      19.78 - 37.15
                                          2002      3,642   0.691 - 0.917     2,546          0.62    1.70 - 2.10  (19.35) - (19.04)
                                          2001      2,219   0.855 - 1.137     1,906             -    1.70 - 2.10     (14.50) - 3.46
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005        852   1.582 - 1.991     1,522          0.16    1.70 - 2.60     (1.01) - 13.30
                                          2004        774   1.585 - 1.902     1,310          0.29    1.70 - 2.50      21.97 - 24.14
                                          2003        615   1.279 - 1.541       806          0.33    1.70 - 2.25      46.62 - 55.19
                                          2002        603   0.871 - 0.976       526          0.16    1.70 - 2.10  (20.00) - (19.61)
                                          2001        289   1.085 - 1.220       315             -    1.70 - 2.10        3.43 - 8.50
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005      2,589   1.026 - 1.509     2,897          0.83    1.70 - 2.25        1.68 - 2.38
                                          2004      2,781   1.005 - 1.484     3,014          0.59    1.70 - 2.25        5.92 - 6.43
                                          2003      2,519   0.945 - 1.401     2,481          0.28    1.70 - 2.25      15.31 - 36.74
                                          2002      2,358   0.692 - 0.827     1,642          0.54    1.70 - 2.10  (26.62) - (26.33)
                                          2001      1,046   0.941 - 1.127       992          1.79    1.70 - 2.10      (5.90) - 6.72

  High Yield Bond Fund - Class I          2005         54   1.011 - 1.012        55         10.19    1.85 - 2.35        0.20 - 0.70

  Investors Fund - Class I                2005      6,306   1.247 - 1.507     8,545          1.23    1.70 - 2.60       3.89 - 10.96
                                          2004      6,193   1.196 - 1.447     8,042          1.44    1.70 - 2.50       7.90 - 11.11
                                          2003      6,856   1.106 - 1.341     8,182          1.47    1.70 - 2.25      29.51 - 32.64
                                          2002      6,443   0.854 - 0.919     5,870          1.34    1.70 - 2.10  (24.62) - (24.36)
                                          2001      4,877   1.133 - 1.215     5,894          1.29    1.70 - 2.10      (5.91) - 3.00

  Small Cap Growth Fund - Class I         2005        279   1.035 - 1.036       289             -    1.70 - 2.60      (1.43) - 3.50
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005      2,089   0.961 - 1.235     2,190          2.45    1.70 - 2.60      (2.62) - 1.47
                                          2004      1,085   0.983 - 1.265     1,138          1.80    1.70 - 2.50        1.04 - 4.21
                                          2003        344   0.971 - 1.252       346          0.61    1.70 - 2.25       8.98 - 21.34
                                          2002         94   0.805 - 0.806        76          0.92    1.70 - 1.85  (19.50) - (13.33)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005     11,238   1.065 - 1.081    12,064          0.40    1.70 - 2.60        2.69 - 8.17
                                          2004      7,869   1.039 - 1.045     8,199          0.81    1.70 - 2.50        3.58 - 8.23
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005      3,257   1.106 - 1.123     3,641          0.78    1.70 - 2.60        2.30 - 8.81
                                          2004      2,373   1.068 - 1.072     2,541          0.73    1.70 - 2.25       7.20 - 10.41
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005        955   1.042 - 1.058     1,005          0.73    1.70 - 2.60        1.26 - 4.50
                                          2004        372   1.035 - 1.039       386          1.28    1.70 - 2.25        2.68 - 4.86
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      2,308   1.049 - 1.437     2,508          0.22    1.70 - 2.50        4.07 - 9.85
                                          2004      2,510   0.983 - 1.352     2,534          0.13    1.70 - 2.25        4.16 - 4.64
                                          2003      2,877   0.940 - 1.298     2,801             -    1.70 - 2.25      18.54 - 27.08
                                          2002      2,872   0.741 - 0.899     2,131             -    1.70 - 2.10  (25.23) - (19.15)
                                          2001      3,300   0.991 - 0.996     3,275             -    1.70 - 1.85  (25.21) - (25.06)

  Disciplined Mid Cap Stock Portfolio     2005        230   1.844 - 1.864       425             -    1.70 - 1.85      10.35 - 10.49
                                          2004        281   1.671 - 1.687       471          0.26    1.70 - 1.85      14.37 - 14.53
                                          2003        337   1.461 - 1.473       494          0.28    1.70 - 1.85      31.27 - 31.52
                                          2002        391   1.113 - 1.120       436          0.47    1.70 - 1.85  (15.87) - (15.79)
                                          2001        622   1.323 - 1.330       824          0.27    1.70 - 1.85    (5.84) - (5.67)

  Equity Income Portfolio                 2005      3,309   1.232 - 1.374     4,469             -    1.70 - 2.60        0.37 - 7.81
                                          2004      1,933   1.320 - 1.338     2,574          2.13    1.70 - 2.50        7.46 - 9.73
                                          2003        615   1.234 - 1.239       760          1.64    1.70 - 2.25      10.55 - 23.90

  Federated High Yield Portfolio          2005      5,349   1.170 - 1.286     6,804             -    1.70 - 2.60        0.00 - 2.16
                                          2004      4,943   1.262 - 1.280     6,289         11.03    1.70 - 2.50        2.18 - 8.51
                                          2003      2,429   1.167 - 1.186     2,855         14.35    1.70 - 2.50       6.29 - 20.39
                                          2002        266   0.974 - 0.976       260         25.96    1.70 - 2.10    (2.50) - (1.61)

  Large Cap Portfolio                     2005      5,668   1.005 - 1.390     6,125             -    1.70 - 2.60       5.99 - 13.92
                                          2004      5,267   0.942 - 1.308     5,212          0.88    1.70 - 2.50        4.14 - 6.11
                                          2003      5,073   0.901 - 1.256     4,627          0.39    1.70 - 2.25      12.75 - 22.54
                                          2002      5,143   0.736 - 0.859     3,798          0.45    1.70 - 2.10  (24.20) - (19.64)
                                          2001      5,813   0.971 - 0.976     5,658          0.48    1.70 - 1.85  (18.88) - (18.73)

  Mercury Large Cap Core Portfolio        2005      1,885   0.971 - 1.534     1,996             -    1.70 - 2.60       1.87 - 12.73
                                          2004      1,850   0.882 - 1.400     1,679          0.54    1.70 - 2.25      11.81 - 13.94
                                          2003      2,065   0.776 - 1.236     1,658          0.70    1.70 - 2.25      12.88 - 19.21
                                          2002      2,129   0.652 - 0.656     1,391          0.47    1.70 - 1.85  (26.49) - (26.46)
                                          2001      3,330   0.887 - 0.892     2,958          0.04    1.70 - 1.85  (23.93) - (23.76)


  MFS Mid Cap Growth Portfolio            2005      7,255   0.560 - 1.517     5,444             -    1.70 - 2.60       0.47 - 13.30
                                          2004      6,018   0.554 - 1.506     3,993             -    1.70 - 2.50      11.28 - 12.27
                                          2003      6,156   0.495 - 1.350     3,354             -    1.70 - 2.50      15.92 - 34.69
                                          2002      5,928   0.368 - 0.612     2,252             -    1.70 - 2.10  (49.73) - (42.26)
                                          2001      5,381   0.732 - 0.734     3,940             -    1.70 - 1.85  (25.08) - (24.95)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Total Return Portfolio              2005         87   1.009 - 1.010        88          4.05    1.70 - 2.35      (0.10) - 1.00

  MFS Value Portfolio                     2005      4,594   1.338 - 1.511     6,458          1.27    1.70 - 2.60        3.29 - 4.69
                                          2004      3,315   1.309 - 1.452     4,440          1.44    1.70 - 2.50      12.89 - 13.98
                                          2003      2,569   1.149 - 1.280     2,990          1.56    1.70 - 2.25      22.05 - 25.00
                                          2002      2,100   0.940 - 0.957     1,980          2.53    1.70 - 2.10  (17.36) - (14.62)
                                          2001      1,480   1.102 - 1.108     1,633          0.73    1.70 - 1.85    (0.90) - (0.72)

  Mondrian International Stock Portfolio  2005      9,035   0.915 - 1.597    10,683          0.05    1.70 - 2.60       6.80 - 11.59
                                          2004      7,124   0.851 - 1.492     7,620          2.22    1.70 - 2.50      12.93 - 13.77
                                          2003      4,545   0.749 - 1.318     3,835          2.21    1.70 - 2.50      16.58 - 31.54
                                          2002      3,918   0.593 - 0.902     2,429          2.07    1.70 - 2.10  (14.99) - (14.47)
                                          2001      4,765   0.694 - 0.698     3,314          0.16    1.70 - 1.85  (27.56) - (27.44)

  Pioneer Fund Portfolio                  2005      1,154   1.258 - 1.383     1,575             -    1.70 - 2.60        1.65 - 7.08
                                          2004        578   1.309 - 1.327       765          1.41    1.70 - 2.50        8.36 - 9.31
                                          2003        263   1.208 - 1.214       319          3.51    1.70 - 2.50       7.63 - 21.40

  Pioneer Mid Cap Value Portfolio         2005        851   1.080 - 1.086       922          0.42    1.70 - 2.60        1.31 - 9.28

  Strategic Equity Portfolio              2005        853   0.750 - 1.412       840          0.74    1.70 - 2.50     (0.43) - 12.41
                                          2004        556   0.749 - 1.415       515          1.78    1.70 - 2.50        7.77 - 8.35
                                          2003        501   0.692 - 1.313       392             -    1.70 - 2.25       9.74 - 30.39
                                          2002        221   0.532 - 0.533       118          0.58    1.70 - 1.85  (34.80) - (34.76)
                                          2001        224   0.816 - 0.817       183          0.34    1.70 - 1.85     (18.40) - 0.49

  Style Focus Series: Small Cap Growth
    Portfolio                             2005        718   1.134 - 1.141       816             -    1.70 - 2.60       2.53 - 14.52

  Style Focus Series: Small Cap Value
    Portfolio                             2005        426   1.100 - 1.106       470          1.22    1.70 - 2.60     (1.17) - 14.37

  Travelers Managed Income Portfolio      2005     21,637   1.017 - 1.189    24,168          3.89    1.70 - 2.60      (1.14) - 0.69
                                          2004     16,698   1.049 - 1.193    19,089          5.63    1.70 - 2.50        0.28 - 1.19
                                          2003     12,076   1.041 - 1.179    14,014          4.89    1.70 - 2.50      (0.09) - 6.60
                                          2002      8,807   0.981 - 1.106     9,606         11.02    1.70 - 2.10        0.10 - 0.45
                                          2001      8,456   0.980 - 1.101     9,275          4.16    1.70 - 2.10      (0.91) - 4.96

  U.S. Government Securities Portfolio    2005      5,766   1.058 - 1.394     7,277             -    1.70 - 2.60      (1.19) - 2.58
                                          2004      4,768   1.040 - 1.359     6,076          5.12    1.70 - 2.50        3.77 - 4.38
                                          2003      4,026   1.007 - 1.302     5,153          4.40    1.70 - 2.25        0.63 - 1.01
                                          2002      4,765   1.110 - 1.289     6,114          7.19    1.70 - 2.10      11.22 - 11.70
                                          2001      4,060   0.998 - 1.154     4,666          4.30    1.70 - 2.10        0.10 - 4.06
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005      1,762   0.987 - 1.002     1,755          2.57    1.70 - 2.60      (0.10) - 0.70
                                          2004      1,855   0.990 - 0.995     1,842          2.04    1.70 - 2.50    (0.50) - (0.10)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Aggressive Growth
    Portfolio                             2005     11,516   0.991 - 1.578    13,880             -    1.70 - 2.60       8.90 - 16.40
                                          2004      9,173   0.904 - 1.445     9,679             -    1.70 - 2.50       7.23 - 16.18
                                          2003      7,425   0.837 - 1.345     6,733             -    1.70 - 2.50       8.66 - 32.18
                                          2002      7,083   0.634 - 0.799     4,514             -    1.70 - 2.10  (34.08) - (33.71)
                                          2001      6,281   0.959 - 1.212     6,046             -    1.70 - 2.10      (5.80) - 2.02

  Smith Barney High Income Portfolio      2005      4,872   1.058 - 1.342     5,476          7.65    1.70 - 2.60      (0.58) - 4.59
                                          2004      6,183   1.051 - 1.327     6,728          9.51    1.70 - 2.50        7.70 - 8.60
                                          2003      5,262   0.969 - 1.227     5,175          9.64    1.70 - 2.50       0.91 - 25.42
                                          2002      3,502   0.774 - 0.779     2,716         23.55    1.70 - 1.85    (5.03) - (4.88)
                                          2001      3,387   0.815 - 1.037     2,768         12.44    1.70 - 2.10    (5.56) - (1.33)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005     12,740   1.169 - 1.470    16,724          0.14    1.70 - 2.60       2.67 - 14.01
                                          2004     12,896   1.235 - 1.429    16,399          0.43    1.70 - 2.50    (5.20) - (1.34)
                                          2003      9,620   1.254 - 1.456    12,195          0.02    1.70 - 2.25      38.27 - 45.07
                                          2002      9,663   0.866 - 0.872     8,383          0.34    1.70 - 2.10  (26.33) - (26.04)
                                          2001     10,189   1.173 - 1.181    11,964             -    1.70 - 2.10     (14.13) - 6.30

  Smith Barney Mid Cap Core Portfolio     2005      6,122   1.090 - 1.511     8,067          0.68    1.70 - 2.60       3.10 - 15.72
                                          2004      5,278   1.025 - 1.427     6,310             -    1.70 - 2.50       7.94 - 11.99
                                          2003      3,631   0.946 - 1.322     3,623             -    1.70 - 2.25      27.05 - 30.25
                                          2002      3,134   0.742 - 0.976     2,351          0.11    1.70 - 2.10  (20.78) - (20.51)
                                          2001      1,785   0.935 - 1.232     1,674             -    1.70 - 2.10     (9.30) - 11.80

  Smith Barney Money Market Portfolio     2005     17,724   0.971 - 1.096    18,687          2.90    1.70 - 2.60        0.31 - 1.11
                                          2004      7,895   0.965 - 1.084     8,117          0.96    1.70 - 2.50    (1.63) - (0.82)
                                          2003      4,385   0.977 - 1.093     4,699          0.71    1.70 - 2.50    (1.51) - (0.91)
                                          2002     15,474   0.992 - 1.105    17,038          1.21    1.70 - 2.10    (0.80) - (0.36)
                                          2001      6,122   1.000 - 1.109     6,764          2.94    1.70 - 2.10        0.00 - 1.93
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II
    Shares                                2005        420   0.742 - 1.375       447          0.01    1.70 - 2.60       0.00 - 12.18
                                          2004        198   0.702 - 1.306       171             -    1.70 - 2.25        4.40 - 5.06
                                          2003        251   0.669 - 1.251       187             -    1.70 - 2.25       8.15 - 24.91
                                          2002        179   0.537 - 0.538        96          0.04    1.70 - 1.85  (33.87) - (33.83)
                                          2001        120   0.812 - 0.813        97             -    1.70 - 1.85  (18.80) - (11.53)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005      2,135   1.120 - 1.671     3,008             -    1.70 - 2.60       2.28 - 14.47
                                          2004      1,675   1.088 - 1.629     2,245          0.12    1.70 - 2.50      12.80 - 16.48
                                          2003        538   0.958 - 1.441       551             -    1.70 - 2.50      20.94 - 39.62
                                          2002        477   0.688 - 0.884       336             -    1.70 - 2.10  (26.96) - (26.21)
                                          2001        326   0.942 - 0.943       307             -    1.70 - 1.85    (6.73) - (5.80)
VARIABLE INSURANCE PRODUCTS FUND
  Mid Cap Portfolio - Service Class 2     2005      3,918   1.670 - 1.983     7,168             -    1.70 - 2.60       4.62 - 18.57
                                          2004      2,572   1.504 - 1.718     4,058             -    1.70 - 2.50      17.93 - 22.53
                                          2003      1,517   1.229 - 1.409     1,916          0.23    1.70 - 2.25      31.53 - 40.20
                                          2002      1,229   0.905 - 0.908     1,113          0.36    1.70 - 1.85  (11.71) - (11.50)
                                          2001        299   1.025 - 1.026       307             -    1.70 - 1.85        0.98 - 2.50

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
WELLS FARGO VARIABLE TRUST
  Wells Fargo Advantage Multi Cap Value
    Fund                                  2005        277   1.434 - 1.450       399          0.38    1.70 - 1.85      14.35 - 14.53
                                          2004        317   1.254 - 1.266       399             -    1.70 - 1.85      14.63 - 14.78
                                          2003        327   1.094 - 1.103       359          0.11    1.70 - 1.85      35.90 - 36.00
                                          2002        355   0.805 - 0.811       287          0.39    1.70 - 1.85  (24.63) - (24.42)
                                          2001        442   1.068 - 1.073       473             -    1.70 - 1.85        2.30 - 2.39

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    AIM V.I.                  ALLIANCEBERNSTEIN
                                                      CAPITAL                    PREMIER EQUITY               GROWTH AND INCOME
                                                  APPRECIATION FUND              FUND - SERIES I             PORTFOLIO - CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --        196,405        347,481      3,554,535      3,477,042
Accumulation units purchased and
  transferred from other funding options .       653,510             --          1,976          3,206      1,664,590      1,168,815
Accumulation units redeemed and
  transferred to other funding options ...        (4,923)            --        (19,314)      (154,282)      (863,227)    (1,091,322)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       648,587             --        179,067        196,405      4,355,898      3,554,535
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 ALLIANCEBERNSTEIN
                                                      LARGE-CAP                        GLOBAL
                                                 GROWTH PORTFOLIO -               GROWTH FUND -                GROWTH FUND -
                                                       CLASS B                     CLASS 2 SHARES              CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,512,222      1,077,989      3,120,830        475,176     14,069,040      2,588,759
Accumulation units purchased and
  transferred from other funding options .     1,104,228        997,073      3,568,654      2,822,151     16,540,046     12,151,940
Accumulation units redeemed and
  transferred to other funding options ...      (424,609)      (562,840)      (530,548)      (176,497)    (3,588,360)      (671,659)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,191,841      1,512,222      6,158,936      3,120,830     27,020,726     14,069,040
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    GROWTH-INCOME                  CREDIT SUISSE                DELAWARE VIP
                                                       FUND -                     TRUST EMERGING               REIT SERIES -
                                                   CLASS 2 SHARES               MARKETS PORTFOLIO              STANDARD CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    17,427,568      4,312,376        655,866        826,641      3,082,433      1,931,953
Accumulation units purchased and
  transferred from other funding options .    15,104,124     14,063,311         10,780          6,502      2,129,411      1,746,189
Accumulation units redeemed and
  transferred to other funding options ...    (3,646,230)      (948,119)      (146,350)      (177,277)      (826,115)      (595,709)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    28,885,462     17,427,568        520,296        655,866      4,385,729      3,082,433
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     DELAWARE VIP                DREYFUS VIF -                   DREYFUS VIF -
                                                      SMALL CAP                  APPRECIATION                     DEVELOPING
                                                    VALUE SERIES -               PORTFOLIO -                 LEADERS PORTFOLIO -
                                                    STANDARD CLASS              INITIAL SHARES                  INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,413,457      1,231,026      6,985,876      8,002,148      3,554,371      3,373,219
Accumulation units purchased and
  transferred from other funding options .     1,823,476      1,562,312      1,351,246      1,177,376        802,395        793,711
Accumulation units redeemed and
  transferred to other funding options ...      (677,043)      (379,881)    (1,884,221)    (2,193,648)      (922,988)      (612,559)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     3,559,890      2,413,457      6,452,901      6,985,876      3,433,778      3,554,371
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      FRANKLIN
                                                     SMALL-MID                                                     TEMPLETON
                                                     CAP GROWTH                    MUTUAL SHARES              DEVELOPING MARKETS
                                                 SECURITIES FUND -              SECURITIES FUND -             SECURITIES FUND -
                                                   CLASS 2 SHARES                 CLASS 2 SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,708,330      1,708,438      4,302,741      2,546,298      1,754,115        720,782
Accumulation units purchased and
  transferred from other funding options .       618,527      1,484,565      3,304,433      2,077,079      2,130,506      1,228,580
Accumulation units redeemed and
  transferred to other funding options ...      (624,810)      (484,673)      (863,549)      (320,636)      (600,049)      (195,247)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,702,047      2,708,330      6,743,625      4,302,741      3,284,572      1,754,115
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                TEMPLETON FOREIGN
                                                 SECURITIES FUND -                 APPRECIATION                   FUNDAMENTAL
                                                   CLASS 2 SHARES                   PORTFOLIO                  VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    11,634,119      3,573,300      6,917,090      4,324,505      6,538,628      4,942,471
Accumulation units purchased and
  transferred from other funding options .    10,675,266      9,002,034      4,391,116      3,206,252      1,675,603      2,406,969
Accumulation units redeemed and
  transferred to other funding options ...    (2,936,454)      (941,215)    (1,449,918)      (613,667)    (1,686,601)      (810,812)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    19,372,931     11,634,119      9,858,288      6,917,090      6,527,630      6,538,628
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     GROWTH AND                    INTERNATIONAL                    MID CAP
                                                 INCOME PORTFOLIO -             GROWTH PORTFOLIO -            GROWTH PORTFOLIO -
                                                   SERVICE SHARES                 SERVICE SHARES                SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,311,870      2,061,950      2,455,158      2,871,501      3,252,168      3,444,081
Accumulation units purchased and
  transferred from other funding options .        98,869         37,510         48,344        120,158        462,660        604,795
Accumulation units redeemed and
  transferred to other funding options ...      (226,372)      (787,590)      (410,094)      (536,501)      (770,302)      (796,708)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,184,367      1,311,870      2,093,408      2,455,158      2,944,526      3,252,168
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   LAZARD RETIREMENT                 GROWTH AND                     MID-CAP
                                                 SMALL CAP PORTFOLIO              INCOME PORTFOLIO             VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       315,691         46,879      5,364,043        874,344      4,431,190        801,130
Accumulation units purchased and
  transferred from other funding options .       553,065        294,764      4,587,760      4,879,808      3,819,601      3,953,484
Accumulation units redeemed and
  transferred to other funding options ...       (42,775)       (25,952)    (1,509,421)      (390,109)    (1,082,673)      (323,424)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       825,981        315,691      8,442,382      5,364,043      7,168,118      4,431,190
                                             ===========    ===========    ===========    ===========    ===========    ===========


7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                  LORD ABBETT                    LORD ABBETT
                                                      LEGG MASON                   GROWTH AND                       GROWTH
                                                     VALUE EQUITY              INCOME PORTFOLIO -               OPPORTUNITIES
                                                 PORTFOLIO - CLASS B                CLASS B                  PORTFOLIO - CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .     1,481,282             --        195,993             --        390,550             --
Accumulation units redeemed and
  transferred to other funding options ...        (4,873)            --             --             --           (607)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,476,409             --        195,993             --        389,943             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   LORD ABBETT
                                                      MID-CAP                    MFS(C) RESEARCH               NEUBERGER BERMAN
                                                 VALUE PORTFOLIO -                INTERNATIONAL                  REAL ESTATE
                                                      CLASS B                  PORTFOLIO - CLASS B           PORTFOLIO - CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       415,783             --         43,932             --        150,215             --
Accumulation units redeemed and
  transferred to other funding options ...            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       415,783             --         43,932             --        150,215             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    PIMCO INFLATION                 PIMCO TOTAL                   VAN KAMPEN
                                                    PROTECTED BOND              RETURN PORTFOLIO -           COMSTOCK PORTFOLIO -
                                                 PORTFOLIO - CLASS B                 CLASS B                       CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       805,033             --      1,576,245             --         64,742             --
Accumulation units redeemed and
  transferred to other funding options ...          (191)            --         (9,198)            --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       804,842             --      1,567,047             --         64,742             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  SALOMON BROTHERS                 REAL RETURN                  TOTAL RETURN
                                                  U.S. GOVERNMENT                  PORTFOLIO -                   PORTFOLIO -
                                                PORTFOLIO - CLASS B            ADMINISTRATIVE CLASS          ADMINISTRATIVE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumlation units beginning of year .....            --              --             --             --     32,221,452     16,389,067
Accumulation units purchased and
  transferred from other funding options .        38,484             --      6,502,337             --     22,053,259     19,395,906
Accumulation units redeemed and
  transferred to other funding options ...        (8,643)            --       (607,098)            --    (11,495,989)    (3,563,521)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        29,841             --      5,895,239             --     42,778,722     32,221,452
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      PUTNAM VT                      PUTNAM VT                     PUTNAM VT
                                                     DISCOVERY                    INTERNATIONAL                   SMALL CAP
                                                   GROWTH FUND -                  EQUITY FUND -                  VALUE FUND -
                                                  CLASS IB SHARES                CLASS IB SHARES               CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        76,651         76,203      2,059,666      4,170,263        774,254        615,382
Accumulation units purchased and
  transferred from other funding options .          (911)           846        403,331        264,883        287,084        386,664
Accumulation units redeemed and
  transferred to other funding options ...       (49,824)          (398)      (578,715)    (2,375,480)      (208,944)      (227,792)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        25,916         76,651      1,884,282      2,059,666        852,394        774,254
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     HIGH YIELD
                                                    ALL CAP FUND -                  BOND FUND -                 INVESTORS FUND -
                                                       CLASS I                        CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,780,850      2,519,293             --             --      6,193,247      6,856,045
Accumulation units purchased and
  transferred from other funding options .       334,111        919,217         54,288             --      1,700,754      1,191,624
Accumulation units redeemed and
  transferred to other funding options ...      (526,387)      (657,660)            --             --     (1,587,774)    (1,854,422)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,588,574      2,780,850         54,288             --      6,306,227      6,193,247
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              MULTIPLE DISCIPLINE
                                                      SMALL CAP                    SMITH BARNEY                  PORTFOLIO -
                                                   GROWTH FUND -                DIVIDEND STRATEGY                  ALL CAP
                                                      CLASS I                       PORTFOLIO                  GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --      1,084,692        343,590      7,869,287             --
Accumulation units purchased and
  transferred from other funding options .       280,483             --      1,329,385        958,060      4,275,304      8,219,657
Accumulation units redeemed and
  transferred to other funding options ...        (1,526)            --       (324,655)      (216,958)      (906,273)      (350,370)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       278,957             --      2,089,422      1,084,692     11,238,318      7,869,287
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                MULTIPLE DISCIPLINE                  MULTIPLE
                                                    PORTFOLIO -               DISCIPLINE PORTFOLIO -             AIM CAPITAL
                                                  GLOBAL ALL CAP                    LARGE CAP                   APPRECIATION
                                                 GROWTH AND VALUE                GROWTH AND VALUE                PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,373,220             --        372,055             --      2,509,902      2,877,340
Accumulation units purchased and
transferred from other funding options ...     1,050,110      2,538,022        696,383        424,474        204,242        216,134
Accumulation units redeemed and
transferred to other funding options .....      (165,894)      (164,802)      (113,159)       (52,419)      (405,901)      (583,572)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     3,257,436      2,373,220        955,279        372,055      2,308,243      2,509,902
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      DISCIPLINED                                                   FEDERATED
                                                       MID CAP                         EQUITY                      HIGH YIELD
                                                   STOCK PORTFOLIO                INCOME PORTFOLIO                 PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       281,359        337,083      1,933,459        614,523      4,942,762      2,429,166
Accumulation units purchased and
  transferred from other funding options .        11,651            849      1,802,152      1,478,076      2,713,488      2,958,261
Accumulation units redeemed and
  transferred to other funding options ...       (63,202)       (56,573)      (426,391)      (159,140)    (2,307,128)      (444,665)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       229,808        281,359      3,309,220      1,933,459      5,349,122      4,942,762
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      MERCURY
                                                      LARGE CAP                     LARGE CAP                    MFS EMERGING
                                                     PORTFOLIO                    CORE PORTFOLIO               GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     5,267,361      5,073,333      1,850,444      2,065,235        224,574        257,625
Accumulation units purchased and
  transferred from other funding options .     1,279,775        933,587        335,039        162,341         78,920         64,764
Accumulation units redeemed and
  transferred to other funding options ...      (879,012)      (739,559)      (300,817)      (377,132)      (303,494)       (97,815)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     5,668,124      5,267,361      1,884,666      1,850,444             --        224,574
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                         MFS
                                                      MFS MID CAP                   TOTAL RETURN                  MFS VALUE
                                                   GROWTH PORTFOLIO                  PORTFOLIO                    PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     6,017,565      6,156,397             --             --      3,315,132      2,569,332
Accumulation units purchased and
  transferred from other funding options .     2,821,627      1,275,507         86,813             --      2,022,988      1,109,270
Accumulation units redeemed and
  transferred to other funding options ...    (1,583,970)    (1,414,339)           (37)            --       (743,717)      (363,470)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     7,255,222      6,017,565         86,776             --      4,594,403      3,315,132
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       MONDRIAN                                                     PIONEER
                                                    INTERNATIONAL                   PIONEER FUND                   MID CAP
                                                   STOCK PORTFOLIO                   PORTFOLIO                 VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     7,124,131      4,545,461        578,364        263,294             --             --
Accumulation units purchased and
  transferred from other funding options .     3,424,974      3,801,058        633,083        403,017        858,139             --
Accumulation units redeemed and
  transferred to other funding options ...    (1,514,174)    (1,222,388)       (57,201)       (87,947)        (6,827)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     9,034,931      7,124,131      1,154,246        578,364        851,312             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                       STYLE                         STYLE
                                                                                  FOCUS SERIES:                 FOCUS SERIES:
                                                      STRATEGIC                     SMALL CAP                     SMALL CAP
                                                  EQUITY PORTFOLIO               GROWTH PORTFOLIO              VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       556,398        500,847             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       465,859        285,496        755,845             --        428,750             --
Accumulation units redeemed and
  transferred to other funding options ...      (169,215)      (229,945)       (38,294)            --         (2,581)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       853,042        556,398        717,551             --        426,169             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                SB ADJUSTABLE
                                                      TRAVELERS                                                 RATE INCOME
                                                      MANAGED                     U.S. GOVERNMENT               PORTFOLIO -
                                                  INCOME PORTFOLIO             SECURITIES PORTFOLIO            CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    16,698,098     12,075,915      4,768,163      4,026,172      1,854,843             --
Accumulation units purchased and
  transferred from other funding options .     8,086,191      6,677,832      1,856,707      1,860,809        842,287      2,080,297
Accumulation units redeemed and
  transferred to other funding options ...    (3,147,249)    (2,055,649)      (858,523)    (1,118,818)      (934,833)      (225,454)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    21,637,040     16,698,098      5,766,347      4,768,163      1,762,297      1,854,843
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                SMITH BARNEY
                                                    SMITH BARNEY                   SMITH BARNEY                    LARGE
                                                     AGGRESSIVE                    HIGH INCOME                 CAPITALIZATION
                                                  GROWTH PORTFOLIO                  PORTFOLIO                 GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     9,172,522      7,424,619      6,182,792      5,262,180     12,896,144      9,619,905
Accumulation units purchased and
  transferred from other funding options .     4,248,196      3,455,411      1,098,656      1,665,359      2,906,737      4,464,469
Accumulation units redeemed and
  transferred to other funding options ...    (1,904,236)    (1,707,508)    (2,409,302)      (744,747)    (3,062,436)    (1,188,230)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    11,516,482      9,172,522      4,872,146      6,182,792     12,740,445     12,896,144
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     SMITH BARNEY                   SMITH BARNEY                   EMERGING
                                                       MID CAP                      MONEY MARKET              GROWTH PORTFOLIO -
                                                    CORE PORTFOLIO                   PORTFOLIO                 CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     5,277,597      3,631,229      7,894,743      4,385,475        198,287        250,565
Accumulation units purchased and
  transferred from other funding options .     1,941,584      2,390,595     18,065,849      7,950,256        267,751        118,602
Accumulation units redeemed and
  transferred to other funding options ...    (1,097,464)      (744,227)    (8,236,313)    (4,440,988)       (45,568)      (170,880)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     6,121,717      5,277,597     17,724,279      7,894,743        420,470        198,287
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     SMITH BARNEY
                                                      SMALL CAP                                                   WELLS FARGO
                                                        GROWTH                         MID CAP                    ADVANTAGE
                                                    OPPORTUNITIES                   PORTFOLIO -                   MULTI CAP
                                                      PORTFOLIO                   SERVICE CLASS 2                 VALUE FUND
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,675,070        538,196      2,571,927      1,517,229        317,319        327,188
Accumulation units purchased and
  transferred from other funding options .       814,882      1,224,482      2,060,466      1,470,533          5,269         50,394
Accumulation units redeemed and
  transferred to other funding options ...      (354,984)       (87,608)      (714,353)      (415,835)       (45,651)       (60,263)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,134,968      1,675,070      3,918,040      2,571,927        276,937        317,319
                                             ===========    ===========    ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

TM (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                               MARQUIS PORTFOLIOS


                       STATEMENT OF ADDITIONAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MIC-BOOK-20                                                             May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005

            (2)   Statement of Operations for the year ended December 31, 2005

            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

            (4)   Statement of Investments as of December 31, 2005

            (5)   Notes to Financial Statements


      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Pubic Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:


            (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003

            (2)   Consolidated Balance Sheets as of December 31, 2005 and 2004

            (3) Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

            (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

            (5)   Notes to Consolidated Financial Statements

            (6)   Financial Statement Schedules


(b)   Exhibits


EXHIBIT
 NUMBER           DESCRIPTION
------------      --------------------------------------------------------------
1.                Resolution of The Travelers Insurance Company Board of
                  Directors authorizing the establishment of the Registrant.
                  (Incorporated herein by reference to Exhibit 1 to the
                  Registration Statement on Form N-4, filed November 13, 1997.)

2.                Not Applicable.

3(a)              Distribution and Principal Underwriting Agreement among the
                  Registrant, The Travelers Insurance Company and Travelers
                  Distribution LLC (Incorporated herein by reference to Exhibit
                  3(a) to Post Effective Amendment No. 4 to the Registration
                  Statement on Form N-4, File No. 333-58783 filed February 26,
                  2001.)

3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
                  Travelers Fund ABD for Variable Annuities to the Registration
                  Statement on Form N-4, File No. 033-65343 filed April 6,
                  2006.)

4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the
                  Registration Statement on Form N-4, filed June 10, 1998.)

4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment
                  No. 4 to the Registration Statement on Form N-4,

                  file No. 333-101778, filed November 19, 2004.)

4(c).             Company Name Change Endorsement The Travelers Insurance
                  Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
                  Registration Statement on Form N-4, File No. 033-65343 filed
                  April 6, 2006.)

4(d).             Roth 401 Endorsement. (Incorporated herein by reference to
                  Exhibit 4(d) to Post-Effective Amendment No. 14 to The
                  Travelers Fund ABD for Variable Annuities to the Registration
                  Statement on Form N-4, File No. 033-65343 filed April 6,
                  2006.)

4(e).             Roth 403(b) Endorsement. (Incorporated herein by reference to
                  Exhibit 4(e) to Post-Effective Amendment No. 14 to The
                  Travelers Fund ABD for Variable Annuities to the Registration
                  Statement on Form N-4, File No. 033-65343 filed April 6,
                  2006.)

5(a). Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
                  Form N-4, filed June 10, 1998.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to
                  The Travelers Fund ABD for Variable Annuities to the
                  Registration Statement on Form N-4, File No. 033-65343 filed
                  April 6, 2006.)

6(a)              Charter of The Travelers Insurance Company, as amended on
                  October 19, 1994. (Incorporated herein by reference to Exhibit
                  6(a) to the Registration Statement on Form N-4, filed November
                  13, 1997.)

6(b)              By-Laws of The Travelers Insurance Company, as amended on
                  October 20, 1994. (Incorporated herein by reference to Exhibit
                  6(b) to the Registration Statement on Form N-4, filed November
                  13, 1997.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1,
                  2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                  Variable Annuities Registration Statement on Form N-4 , File
                  No. 033-65343 filed April 6, 2006.)

7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778 filed April 21, 2005).

8(b).             Participation Agreement Among Metropolitan Series Fund, Inc.,
                  MetLife Advisers, LLC, Metropolitan Life Insurance Company,
                  The Travelers Insurance Company and The Travelers Life and
                  Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
                  Amendment No. 14 to The Travelers Fund ABD for Variable
                  Annuities Registration Statement on Form N-4, File No.
                  033-65343 filed April 6, 2006.)

8(c).             Participation Agreement Among Met Investors Series Trust, Met
                  Investors Advisory, LLC, MetLife Investors Distribution
                  Company, The Travelers Insurance Company and The Travelers
                  Life and Annuity Company effective November 1, 2005.
                  (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                  Variable Annuities Registration Statement on Form N-4, File
                  No. 033-65343 filed April 6, 2006.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed November 13,
                  1997.)

10(a)             Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

10(b)             Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.

11.               Not applicable.

12.               Not applicable.

15.               Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
                  Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland
                  C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to
                  Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement
                  on Form N-4, File No. 333-101778, filed September 20, 2005.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
      The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415



NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------         ---------------------------------------------------------
C. Robert Henrikson                Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.              Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                   Senior Vice President

501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.           Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                   Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                    Vice President and Actuary
501 Boylston Street

Boston, MA 02116

Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 1,694 qualified contracts and 2,489 non-qualified contracts of Travelers Marquis Portfolios offered by the Registrant.

ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for

Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
------------------                    ------------------------------------------
Leslie Sutherland                     President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                       Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                      Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                   Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                     Vice President, Life Insurance Distribution
5 Park Plaza                         Division
Suite 1900
Irvine, CA 92614

Richard C. Pearson                  Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                  Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                       Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                    Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                    Vice President and Chief Distribution
5 Park Plaza                         Officer
Suite 1900
Irvine, CA 92614

Anthony J. Williamson               Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                  Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                    Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                  Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                  (2)
                                  Net             (3)
            (1)              Underwriting    Compensation       (4)           (5)
    Name of Principal        Discounts and        On         Brokerage       Other
       Underwriter            Commissions     Redemption    Commissions   Compensation
--------------------------   -------------   ------------   -----------   ------------
Travelers Distribution LLC   $ 132,588,671      $   0          $   0          $   0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby  represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                By:/s/ HUGH C. MCHAFFIE
                                   -------------------------------------------
                                   Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C. ROBERT  HENRIKSON              Director, Chairman, President and
------------------------------     Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                  Senior Vice President and Chief Financial
------------------------------     Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.          Senior Vice President and Chief Accounting
------------------------------     Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.             Director
------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                     Director
------------------------------
(Lisa M. Weber)

By:    /s/ Michele H. Abate
      ----------------------
      Michele H. Abate, Attorney-in-Fact

* The Travelers Insurance Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.